  PUTNAM CAPITAL MANAGER
  PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT TWO
  HARTFORD LIFE INSURANCE COMPANY
  P.O. BOX 5085
  HARTFORD, CONNECTICUT 06102-5085
  TELEPHONE: 1-800-521-0538                                        [LOGO]

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

This Prospectus describes information you should know before you purchase Series I, Series II, Series III, Series IV of Putnam Capital Manager variable annuity. Please read it carefully.

Putnam Capital Manager variable annuity is a contract between you and Hartford Life Insurance Company where you agree to make at least one Premium Payment to us and we agree to make a series of Annuity Payouts at a later date. This Annuity is a flexible premium, tax-deferred, variable annuity offered to both individuals and groups. It is:

x  Flexible, because you may add Premium Payments at any time.

x Tax-deferred, which means you don't pay taxes until you take money out or until we start to make Annuity Payouts.

x Variable, because the value of your Annuity will fluctuate with the performance of the underlying funds.
--------------------------------------------------------------------------------

At the time you purchase your Annuity, you allocate your Premium Payment to "Sub-Accounts". These are subdivisions of our Separate Account, an account that keeps your Annuity assets separate from our company assets. The Sub-Accounts then purchase shares of mutual funds set up exclusively for variable annuity or variable life insurance products. These funds are not the same mutual funds that you buy through your stockbroker or through a retail mutual fund. They may have similar investment strategies and the same portfolio managers as retail mutual funds. This Annuity offers you Funds with investment strategies ranging from conservative to aggressive and you may pick those Funds that meet your investment goals and risk tolerance. The Sub-Accounts and the Funds are listed below:

- PUTNAM ASIA PACIFIC GROWTH SUB-ACCOUNT which purchases Class IA shares of Putnam VT Asia Pacific Growth Fund of Putnam Variable Trust

- PUTNAM DIVERSIFIED INCOME SUB-ACCOUNT which purchases Class IA shares of Putnam VT Diversified Income Fund of Putnam Variable Trust

- PUTNAM THE GEORGE PUTNAM FUND OF BOSTON SUB-ACCOUNT which purchases Class IA shares of Putnam VT The George Putnam Fund of Boston of Putnam Variable Trust

- PUTNAM GLOBAL ASSET ALLOCATION SUB-ACCOUNT which purchases Class IA shares of of Putnam VT Global Asset Allocation Fund of Putnam Variable Trust

- PUTNAM GLOBAL GROWTH SUB-ACCOUNT which purchases Class IA shares of Putnam VT Global Growth Fund of Putnam Variable Trust

- PUTNAM GROWTH AND INCOME SUB-ACCOUNT which purchases Class IA shares of Putnam VT Growth and Income Fund of Putnam Variable Trust

- PUTNAM HEALTH SCIENCES SUB-ACCOUNT which purchases Class IA shares of Putnam VT Health Sciences Fund of Putnam Variable Trust

- PUTNAM HIGH YIELD SUB-ACCOUNT which purchases Class IA shares of Putnam VT High Yield Fund of Putnam Variable Trust

- PUTNAM INCOME SUB-ACCOUNT (formerly Putnam U.S. Government and High Quality Bond Sub-Account) which purchases Class IA shares of Putnam VT Income Fund (formerly Putnam VT U.S. Government and High Quality Bond Fund) of Putnam Variable Trust

- PUTNAM INTERNATIONAL GROWTH SUB-ACCOUNT which purchases Class IA shares of Putnam VT International Growth Fund of Putnam Variable Trust

- PUTNAM INTERNATIONAL GROWTH AND INCOME SUB-ACCOUNT which purchases Class IA shares of Putnam VT International Growth and Income Fund of Putnam Variable Trust

- PUTNAM INTERNATIONAL NEW OPPORTUNITIES SUB-ACCOUNT which purchases Class IA shares of Putnam VT International New Opportunities Fund of Putnam Variable Trust

- PUTNAM INVESTORS SUB-ACCOUNT which purchases Class IA shares of Putnam VT Investors Fund of Putnam Variable Trust

- PUTNAM MONEY MARKET SUB-ACCOUNT which purchases Class IA shares of Putnam VT Money Market Fund of Putnam Variable Trust

- PUTNAM NEW OPPORTUNITIES SUB-ACCOUNT which purchases Class IA shares of Putnam VT New Opportunities Fund of Putnam Variable Trust

- PUTNAM NEW VALUE SUB-ACCOUNT which purchases Class IA shares of Putnam VT New Value Fund of Putnam Variable Trust

- PUTNAM OTC & EMERGING GROWTH SUB-ACCOUNT which purchases Class IA shares of Putnam VT OTC & Emerging Growth Fund of Putnam Variable Trust

- PUTNAM RESEARCH SUB-ACCOUNT which purchases Class IA shares of Putnam VT Research Fund of the Putnam Variable Trust

- PUTNAM SMALL CAP VALUE SUB-ACCOUNT which purchases Class IA shares of Putnam VT Small Cap Value Fund of Putnam Variable Trust

- PUTNAM UTILITIES GROWTH AND INCOME SUB-ACCOUNT which purchases Class IA shares of Putnam VT Utilities Growth and Income Fund of Putnam Variable Trust

- PUTNAM VISTA SUB-ACCOUNT which purchases Class IA shares of Putnam VT Vista Fund of Putnam Variable Trust

- PUTNAM VOYAGER SUB-ACCOUNT which purchases Class IA shares of Putnam VT Voyager Fund of Putnam Variable Trust

If you purchase Series II, Series III, Series IV, you may also allocate some or all of your Premium Payment to the "Fixed Accumulation Feature", which pays an interest rate guaranteed for a certain time period from the time the Premium Payment is made. Premium Payments allocated to the Fixed Accumulation Feature are not segregated from our company assets like the assets of the Separate Account.

If you decide to buy this Annuity, you should keep this prospectus for your records. You can also call us at 1-800-521-0538 to get a Statement of Additional Information, free of charge. The Statement of Additional Information contains more information about this Annuity and, like this prospectus, is filed with the Securities and Exchange Commission ("SEC"). We have included the Table of Contents for the Statement of Additional Information at the end of this prospectus.

Although we file the prospectus and the Statement of Additional information with the SEC, the SEC doesn't approve or disapprove these securities or determine if the information is truthful or complete. Anyone who represents that the SEC does these things may be guilty of a criminal offense. This Prospectus and the Statement of Additional Information can also be obtained from the SEC's website (HTTP://WWW.SEC.GOV).

This Annuity IS NOT:

 -  A bank deposit or obligation

 -  Federally insured

 -  Endorsed by any bank or governmental agency

This Annuity may not be available for sale in all states.
--------------------------------------------------------------------------------
PROSPECTUS DATED: OCTOBER 1, 1999
STATEMENT OF ADDITIONAL INFORMATION DATED: OCTOBER 1, 1999

HARTFORD LIFE INSURANCE COMPANY                                                3
--------------------------------------------------------------------------------

TABLE OF CONTENTS

                                                                         PAGE
 ----------------------------------------------------------------------------
 DEFINITIONS                                                               4
 ----------------------------------------------------------------------------
 FEE TABLE                                                                 6
 ----------------------------------------------------------------------------
 ACCUMULATION UNIT VALUES                                                 26
 ----------------------------------------------------------------------------
 HIGHLIGHTS                                                               29
 ----------------------------------------------------------------------------
 GENERAL CONTRACT INFORMATION                                             30
 ----------------------------------------------------------------------------
   Hartford Life Insurance Company                                        30
 ----------------------------------------------------------------------------
   The Separate Account                                                   30
 ----------------------------------------------------------------------------
   The Funds                                                              30
 ----------------------------------------------------------------------------
 PERFORMANCE RELATED INFORMATION                                          33
 ----------------------------------------------------------------------------
 THE FIXED ACCUMULATION FEATURE                                           33
 ----------------------------------------------------------------------------
 THE CONTRACT                                                             34
 ----------------------------------------------------------------------------
   Purchases and Contract Value                                           34
 ----------------------------------------------------------------------------
   Charges and Fees                                                       36
 ----------------------------------------------------------------------------
   Death Benefit                                                          38
 ----------------------------------------------------------------------------
   Surrenders                                                             40
 ----------------------------------------------------------------------------
 ANNUITY PAYOUTS                                                          41
 ----------------------------------------------------------------------------
 OTHER PROGRAMS AVAILABLE                                                 43
 ----------------------------------------------------------------------------
 OTHER INFORMATION                                                        43
 ----------------------------------------------------------------------------
   Year 2000                                                              44
 ----------------------------------------------------------------------------
   Legal Matters and Experts                                              45
 ----------------------------------------------------------------------------
   More Information                                                       45
 ----------------------------------------------------------------------------
 FEDERAL TAX CONSIDERATIONS                                               45
 ----------------------------------------------------------------------------
   A. General                                                             45
 ----------------------------------------------------------------------------
   B. Taxation of Hartford and the Separate Account                       45
 ----------------------------------------------------------------------------
   C. Taxation of Annuities -- General Provisions Affecting Purchasers
    Other Than Qualified Retirement Plans                                 46
 ----------------------------------------------------------------------------
   D. Federal Income Tax Withholding                                      48
 ----------------------------------------------------------------------------
   E. General Provisions Affecting Qualified Retirement Plans             49
 ----------------------------------------------------------------------------
   F.  Annuity Purchases By Nonresident Aliens and Foreign Corporations   49
 ----------------------------------------------------------------------------
 APPENDIX I -- SERIES I OF PUTNAM CAPITAL MANAGER VARIABLE ANNUITY        50
 ----------------------------------------------------------------------------
 APPENDIX II -- SERIES II OF PUTNAM CAPITAL MANAGER VARIABLE ANNUITY      51
 ----------------------------------------------------------------------------
 APPENDIX III -- SERIES III OF PUTNAM CAPITAL MANAGER VARIABLE ANNUITY    52
 ----------------------------------------------------------------------------
 APPENDIX IV -- SERIES IV OF PUTNAM CAPITAL MANAGER VARIABLE ANNUITY      53
 ----------------------------------------------------------------------------
 APPENDIX V -- INFORMATION REGARDING TAX-QUALIFIED PLANS                  54
 ----------------------------------------------------------------------------
 TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION                 57
 ----------------------------------------------------------------------------

4                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

DEFINITIONS

These terms are capitalized when used throughout this prospectus. Please refer to these defined terms if you have any questions as you read your prospectus.

ACCOUNT: Any of the Sub-Accounts or Fixed Accumulation Feature (not available for Series I).

ACCUMULATION UNITS: If you allocate your Premium Payment to any of the Sub-Accounts, we will convert those payments into Accumulation Units in the selected Sub-Accounts. Accumulation Units are valued at the end of each Valuation Day and are used to calculate the value of your Contract prior to Annuitization.

ACCUMULATION UNIT VALUE: The daily price of Accumulation Units on any Valuation Day.

ADMINISTRATIVE OFFICE OF THE COMPANY: Our location and overnight mailing address is: 200 Hopmeadow Street, Simsbury, Connecticut 06089. Our standard mailing address is: Investment Product Services, P.O. Box 5085, Hartford, CT 06102-5085.

ANNIVERSARY VALUE: The value equal to the Contract Value as of a Contract Anniversary, increased by the dollar amount of any Premium Payments made since that anniversary and reduced by the dollar amount of any partial Surrenders since that anniversary.

ANNUAL MAINTENANCE FEE: An annual $25 charge deducted on a Contract Anniversary or upon full Surrender if the Contract Value at either of those times is less than $50,000. The charge is deducted proportionately from each Account in which you are invested.

ANNUAL WITHDRAWAL AMOUNT: This is the amount you can Surrender per Contract Year without paying a Contingent Deferred Sales Charge. This amount is non-cumulative, meaning that it cannot be carried over from one year to the next.

ANNUITANT: The person on whose life the Contract is based. The Annuitant may not be changed after your Contract is issued.

ANNUITY COMMENCEMENT DATE: The date we start to make Annuity Payouts.

ANNUITY PAYOUT: The money we pay out after the Annuity Commencement Date for the duration and frequency you select.

ANNUITY PAYOUT OPTION: Any of the options available for payout after the Annuity Commencement Date or death of the Contract Owner or Annuitant.

ANNUITY UNIT: The unit of measure we use to calculate the value of your Annuity Payouts under a variable dollar amount Annuity Payout Option.

ANNUITY UNIT VALUE: The daily price of Annuity Units on any Valuation Day.

BENEFICIARY: The person(s) entitled to receive a Death Benefit upon the death of the Contract Owner or Annuitant.

CODE: The Internal Revenue Code of 1986, as amended.

COMMUTED VALUE: The present value of any remaining guaranteed Annuity Payouts.

CONTINGENT ANNUITANT: The person you may designate to become the Annuitant if the original Annuitant dies before the Annuity Commencement Date. You must name a Contingent Annuitant before the original Annuitant's death.

CONTINGENT DEFERRED SALES CHARGE: The deferred sales charge that may apply when you make a full or partial Surrender.

CONTRACT ANNIVERSARY: The anniversary of the date we issued your Contract. If the Contract Anniversary falls on a Non-Valuation Day, then the Contract Anniversary will be the next Valuation Day.

CONTRACT OWNER OR YOU: The owner or holder of this Annuity. We do not capitalize "you" in the prospectus.

CONTRACT VALUE: The total value of the Accounts on any Valuation Day.

CONTRACT YEAR: Any 12 month period between Contract Anniversaries, beginning with the date the Contract was issued.

DEATH BENEFIT: The amount payable after the Contract Owner or the Annuitant dies.

DOLLAR COST AVERAGING: A program that allows you to systematically make transfers between Accounts available in your Contract.

FIXED ACCUMULATION FEATURE: Part of our General Account, where you may allocate all or a portion of your Contract Value. In your Contract, this is defined as the "Fixed Account". This Account is not available for Series I.

GENERAL ACCOUNT: The General Account includes our company assets and any money you have invested in the Fixed Accumulation Feature.

HARTFORD, WE OR OUR: Hartford Life Insurance Company. Only Hartford is a capitalized term in the prospectus.

JOINT ANNUITANT: The person on whose life Annuity Payouts are based if the Annuitant dies after Annuitization. You may name a Joint Annuitant only if your Annuity Payout Option provides for a survivor. The Joint Annuitant may not be changed.

MAXIMUM ANNIVERSARY VALUE: This is the highest Anniversary Value prior to the deceased's 81st birthday or the date of death, if earlier. This is not available in Series I, Series II, Series III, Series IV.

NET INVESTMENT FACTOR: This is used to measure the investment performance of a Sub-Account from one Valuation Day to the next, and is also used to calculate your Annuity Payout amount.

NON-VALUATION DAY: Any day the New York Stock Exchange is not open for trading.

HARTFORD LIFE INSURANCE COMPANY                                                5
--------------------------------------------------------------------------------

OPTIONAL DEATH BENEFIT RIDER: This is an amendment to your contract, which if you elect it, allows you to add new Death Benefit calculations to your contract and modify the spousal contract continuation provision of your annuity. To elect the Optional Death Benefit Rider you will have to pay an additional charge on a daily basis which is equal to an annual charge of .15% of your Contract Value, invested in the Funds.

PAYEE: The person or party you designate to receive Annuity Payouts.

PREMIUM PAYMENT: Money sent to us to be invested in your Annuity.

PREMIUM TAX: A tax charged by a state or municipality on Premium Payments.

REQUIRED MINIMUM DISTRIBUTION: A federal requirement that individuals age 70 1/2 and older must take a distribution from their tax-qualified retirement account by December 31, each year. For employer sponsored Qualified Contracts, the individual must begin taking distributions at the age of 70 1/2 or upon retirement, whichever comes later.

SUB-ACCOUNT VALUE: The value on or before the Annuity Calculation Date, which is determined on any day by multiplying the number of Accumulation Units by the Accumulation Unit Value for that Sub-Account.

SURRENDER: A complete or partial withdrawal from your Contract.

SURRENDER VALUE: The amount we pay you if you terminate your Contract before the Annuity Commencement Date. The Surrender Value is equal to the Contract Value minus any applicable charges.

VALUATION DAY: Every day the New York Stock Exchange is open for trading. Values of the Separate Account are determined as of the close of the New York Stock Exchange, generally 4:00 p.m. Eastern Time.

VALUATION PERIOD: The time span between the close of trading on the New York Stock Exchange from one Valuation Day to the next.

6                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                               FEE TABLE SUMMARY
                        Putnam Capital Manager Series I
                      Contract Owner Transaction Expenses
                               (All Sub-Accounts)

 Sales Load Imposed on Purchases (as a percentage of Premium
   Payments)                                                           None
 -----------------------------------------------------------------------------
 Exchange Fee                                                            $0
 -----------------------------------------------------------------------------
 Deferred Sales Load (as a percentage of amounts withdrawn)
     First Year (1)                                                       5%
 -----------------------------------------------------------------------------
     Second Year                                                          5%
 -----------------------------------------------------------------------------
     Third Year                                                           4%
 -----------------------------------------------------------------------------
     Fourth Year                                                          3%
 -----------------------------------------------------------------------------
     Fifth Year                                                           2%
 -----------------------------------------------------------------------------
     Sixth Year                                                           0%
 -----------------------------------------------------------------------------
     Seventh Year                                                         0%
 -----------------------------------------------------------------------------
     Eighth Year                                                          0%
 -----------------------------------------------------------------------------
 Annual Maintenance Fee (2)                                             $25
 -----------------------------------------------------------------------------
 Annual Expenses -- Separate Account (as percentage of average account value)
     Mortality and Expense Risk                                        1.25%
 -----------------------------------------------------------------------------
     Administration Fees                                               0.15%
 -----------------------------------------------------------------------------
     Total Separate Account Annual Expenses                            1.40%
 -----------------------------------------------------------------------------
 Optional Death Benefit Rider:
     Optional Death Benefit Rider Charge (as a percentage of
      Sub-Account Value)                                               0.15%
 -----------------------------------------------------------------------------
 Total Separate Account Annual Expenses with Optional Death Benefit
   Rider                                                               1.55%
 -----------------------------------------------------------------------------

(1) Length of time from premium payment.

(2) The Annual Maintenance Fee is a single $25 charge on a Contract. It is deducted proportionally from the investment options in use at the time of the charge.

The purpose of the Fee Tables and Examples is to assist you in understanding various costs and expenses that you will pay directly or indirectly. The Fee Tables and Examples reflect expenses of the Separate Account and underlying Funds. We will deduct any Premium Taxes that apply.

The Examples should not be considered a representation of past or future expenses and actual expenses may be greater or less than those shown. The Annual Maintenance Fee has been reflected in the Examples by a method intended to show the "average" impact of the Annual Maintenance Fee on an investment in the Separate Account. We do this by approximating an "average" 0.05% annual charge.

HARTFORD LIFE INSURANCE COMPANY                                                7
--------------------------------------------------------------------------------

                         Annual Fund Operating Expenses
                        (as a percentage of net assets)

                                                                                    TOTAL FUND
                                                     MANAGEMENT        OTHER        OPERATING
                                                        FEES         EXPENSES        EXPENSES
 -----------------------------------------------------------------------------------------------
 Putnam VT Asia Pacific Growth Fund                     0.80%             0.32%        1.12%
 -----------------------------------------------------------------------------------------------
 Putnam VT Diversified Income Fund                      0.67%             0.11%        0.78%
 -----------------------------------------------------------------------------------------------
 Putnam VT The George Putnam Fund of Boston
   (1)(2)                                               0.49%             0.36%        0.85%
 -----------------------------------------------------------------------------------------------
 Putnam VT Global Asset Allocation Fund                 0.65%             0.13%        0.78%
 -----------------------------------------------------------------------------------------------
 Putnam VT Global Growth Fund                           0.60%             0.12%        0.72%
 -----------------------------------------------------------------------------------------------
 Putnam VT Growth and Income Fund                       0.46%             0.04%        0.50%
 -----------------------------------------------------------------------------------------------
 Putnam VT Health Sciences Fund (1)(2)                  0.56%             0.34%        0.90%
 -----------------------------------------------------------------------------------------------
 Putnam VT High Yield Fund                              0.64%             0.07%        0.71%
 -----------------------------------------------------------------------------------------------
 Putnam VT International Growth Fund                    0.80%             0.27%        1.07%
 -----------------------------------------------------------------------------------------------
 Putnam VT International Growth and Income Fund         0.80%             0.19%        0.99%
 -----------------------------------------------------------------------------------------------
 Putnam VT International New Opportunities Fund
   (2)                                                  1.18%             0.42%        1.60%
 -----------------------------------------------------------------------------------------------
 Putnam VT Investors Fund (1)(2)                        0.52%             0.33%        0.85%
 -----------------------------------------------------------------------------------------------
 Putnam VT Money Market Fund                            0.45%             0.08%        0.53%
 -----------------------------------------------------------------------------------------------
 Putnam VT New Opportunities Fund                       0.56%             0.05%        0.61%
 -----------------------------------------------------------------------------------------------
 Putnam VT New Value Fund                               0.70%             0.11%        0.81%
 -----------------------------------------------------------------------------------------------
 Putnam VT OTC & Emerging Growth Fund (1)(2)            0.56%             0.34%        0.90%
 -----------------------------------------------------------------------------------------------
 Putnam VT Income Fund (formerly Putnam VT U.S.
   Government and High Quality Bond Fund)               0.60%             0.07%        0.67%
 -----------------------------------------------------------------------------------------------
 Putnam VT Utilities Growth and Income Fund             0.65%             0.07%        0.72%
 -----------------------------------------------------------------------------------------------
 Putnam VT Vista Fund                                   0.65%             0.12%        0.77%
 -----------------------------------------------------------------------------------------------
 Putnam VT Voyager Fund                                 0.54%             0.04%        0.58%
 -----------------------------------------------------------------------------------------------
 Putnam VT Research Fund (1)(2)                         0.37%             0.48%        0.85%
 -----------------------------------------------------------------------------------------------
 Putnam VT Small Cap Value Fund (1)                     0.80%             0.59%        1.39%
 -----------------------------------------------------------------------------------------------

(1) Based on estimated expenses for the first fiscal year.

(2) The Management Fees and Other Expenses shown in the table above reflect an expense limitation. In the absence of an expense limitation, Management Fees, Other Expenses, and Total Fund Operating Expenses would have:

                                                                                    TOTAL FUND
                                                     MANAGEMENT        OTHER        OPERATING
                                                        FEES         EXPENSES        EXPENSES
 -----------------------------------------------------------------------------------------------
 Putnam VT The George Putnam Fund of Boston             0.65%             0.36%        1.01%
 -----------------------------------------------------------------------------------------------
 Putnam VT Health Sciences Fund                         0.70%             0.34%        1.04%
 -----------------------------------------------------------------------------------------------
 Putnam VT International New Opportunities Fund         1.20%             0.42%        1.62%
 -----------------------------------------------------------------------------------------------
 Putnam VT Investors Fund                               0.65%             0.33%        0.98%
 -----------------------------------------------------------------------------------------------
 Putnam VT OTC & Emerging Growth Fund                   0.70%             0.34%        1.04%
 -----------------------------------------------------------------------------------------------
 Putnam VT Research Fund                                0.65%             0.48%        1.13%
 -----------------------------------------------------------------------------------------------

8                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

EXAMPLE -- PUTNAM CAPITAL MANAGER SERIES I

THIS EXAMPLE ASSUMES YOU DID NOT SELECT THE OPTIONAL DEATH BENEFIT RIDER.

                               If you surrender your Contract    If you annuitize your Contract    If you do not surrender your
                               at the end of the applicable      at the end of the applicable      Contract, you would pay the
                               time period, you would pay the    time period, you would pay the    following expenses on a $1,000
                               following expenses on a $1,000    following expenses on a $1,000    investment, assuming a 5%
                               investment, assuming a 5%         investment, assuming a 5%         annual return on assets:
                               annual return on assets:          annual return on assets:


 SUB-ACCOUNT                   1 YEAR 3 YEARS 5 YEARS 10 YEARS   1 YEAR 3 YEARS 5 YEARS 10 YEARS   1 YEAR 3 YEARS 5 YEARS 10 YEARS
 ---------------------------------------------------------------------------------------------------------------------------------
 Putnam Asia Pacific Growth
   Fund                         $ 71   $ 117   $ 156    $ 293     $ 26   $  80   $ 138    $ 293     $ 26   $  81   $ 138    $ 293
 ---------------------------------------------------------------------------------------------------------------------------------
 Putnam Diversifed Income Fund  $ 68   $ 106   $ 139    $ 259     $ 22   $  70   $ 120    $ 258     $ 23   $  70   $ 121    $ 259
 ---------------------------------------------------------------------------------------------------------------------------------
 Putnam The George Putnam Fund
   Boston                       $ 69   $ 109   $ 142    $ 266     $ 23   $  72   $ 124    $ 265     $ 24   $  73   $ 124    $ 266
 ---------------------------------------------------------------------------------------------------------------------------------
 Putnam Global Asset
   Allocation Fund              $ 68   $ 106   $ 139    $ 259     $ 22   $  70   $ 120    $ 258     $ 23   $  70   $ 121    $ 259
 ---------------------------------------------------------------------------------------------------------------------------------
 Putnam Global Growth Fund      $ 67   $ 105   $ 136    $ 252     $ 22   $  68   $ 117    $ 252     $ 22   $  69   $ 118    $ 252
 ---------------------------------------------------------------------------------------------------------------------------------
 Putnam Growth and Income Fund  $ 65   $  98   $ 124    $ 229     $ 19   $  61   $ 106    $ 228     $ 20   $  62   $ 106    $ 229
 ---------------------------------------------------------------------------------------------------------------------------------
 Putnam Health Sciences Fund    $ 69   $ 110   $ 145    $ 271     $ 24   $  74   $ 126    $ 270     $ 24   $  74   $ 127    $ 271
 ---------------------------------------------------------------------------------------------------------------------------------
 Putnam High Yield Fund         $ 67   $ 104   $ 135    $ 251     $ 22   $  68   $ 116    $ 251     $ 22   $  68   $ 117    $ 251
 ---------------------------------------------------------------------------------------------------------------------------------
 Putnam International Growth
   Fund                         $ 71   $ 115   $ 154    $ 288     $ 25   $  79   $ 135    $ 288     $ 26   $  79   $ 136    $ 288
 ---------------------------------------------------------------------------------------------------------------------------------
 Putnam International Growth
   and Income Fund              $ 70   $ 113   $ 149    $ 280     $ 24   $  76   $ 131    $ 280     $ 25   $  77   $ 131    $ 280
 ---------------------------------------------------------------------------------------------------------------------------------
 Putnam International New
   Opportunities Fund           $ 76   $ 132   $ 180    $ 340     $ 31   $  95   $ 162    $ 340     $ 31   $  96   $ 162    $ 340
 ---------------------------------------------------------------------------------------------------------------------------------
 Putnam Investors Fund          $ 69   $ 109   $ 142    $ 266     $ 23   $  72   $ 124    $ 265     $ 24   $  73   $ 124    $ 266
 ---------------------------------------------------------------------------------------------------------------------------------
 Putnam Money Market Fund       $ 65   $  99   $ 126    $ 232     $ 20   $  62   $ 107    $ 232     $ 20   $  63   $ 108    $ 232
 ---------------------------------------------------------------------------------------------------------------------------------
 Putnam New Opportunities Fund  $ 66   $ 101   $ 130    $ 241     $ 21   $  65   $ 111    $ 240     $ 21   $  65   $ 112    $ 241
 ---------------------------------------------------------------------------------------------------------------------------------
 Putnam New Value Fund          $ 68   $ 107   $ 140    $ 262     $ 23   $  71   $ 122    $ 261     $ 23   $  71   $ 122    $ 262
 ---------------------------------------------------------------------------------------------------------------------------------
 Putnam OTC & Emerging Growth
   Fund                         $ 69   $ 110   $ 145    $ 271     $ 24   $  74   $ 126    $ 270     $ 24   $  74   $ 127    $ 271
 ---------------------------------------------------------------------------------------------------------------------------------
 Putnam Income Fund             $ 67   $ 103   $ 133    $ 247     $ 21   $  67   $ 114    $ 246     $ 22   $  67   $ 115    $ 247
 ---------------------------------------------------------------------------------------------------------------------------------
 Putnam Utilities Growth and
   Income Fund                  $ 67   $ 105   $ 136    $ 252     $ 22   $  68   $ 117    $ 252     $ 22   $  69   $ 118    $ 252
 ---------------------------------------------------------------------------------------------------------------------------------
 Putnam Vista Fund              $ 68   $ 106   $ 138    $ 258     $ 22   $  70   $ 120    $ 257     $ 23   $  70   $ 120    $ 258
 ---------------------------------------------------------------------------------------------------------------------------------
 Putnam Voyager Fund            $ 66   $ 100   $ 128    $ 238     $ 20   $  64   $ 110    $ 237     $ 21   $  64   $ 110    $ 238
 ---------------------------------------------------------------------------------------------------------------------------------
 Putnam Research Fund           $ 69   $ 109     N/A      N/A     $ 23   $  72     N/A      N/A     $ 24   $  73     N/A      N/A
 ---------------------------------------------------------------------------------------------------------------------------------
 Putnam Small Cap Value Fund    $ 74   $ 125     N/A      N/A     $ 29   $  89     N/A      N/A     $ 29   $  89     N/A      N/A
 ------------------------------------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                                9
--------------------------------------------------------------------------------

EXAMPLE -- PUTNAM CAPITAL MANAGER SERIES I

THIS EXAMPLE ASSUMES YOU DID SELECT THE OPTIONAL DEATH BENEFIT RIDER.

                               If you surrender your Contract    If you annuitize your Contract    If you do not surrender your
                               at the end of the applicable      at the end of the applicable      Contract, you would pay the
                               time period, you would pay the    time period, you would pay the    following expenses on a $1,000
                               following expenses on a $1,000    following expenses on a $1,000    investment, assuming a 5%
                               investment, assuming a 5%         investment, assuming a 5%         annual return on assets:
                               annual return on assets:          annual return on assets:


 SUB-ACCOUNT                   1 YEAR 3 YEARS 5 YEARS 10 YEARS   1 YEAR 3 YEARS 5 YEARS 10 YEARS   1 YEAR 3 YEARS 5 YEARS 10 YEARS
 ---------------------------------------------------------------------------------------------------------------------------------
 Putnam Asia Pacific Growth     $ 73   $ 122   $ 164    $ 308     $ 27   $  85   $ 145    $ 308     $ 28   $  86   $ 146    $ 308
 ---------------------------------------------------------------------------------------------------------------------------------
 Putnam Diversifed Income       $ 69   $ 111   $ 146    $ 274     $ 24   $  75   $ 128    $ 273     $ 24   $  75   $ 128    $ 274
 ---------------------------------------------------------------------------------------------------------------------------------
 Putnam The George Putnam Fund
   of Boston                    $ 70   $ 113   $ 150    $ 281     $ 25   $  77   $ 131    $ 281     $ 25   $  77   $ 132    $ 281
 ---------------------------------------------------------------------------------------------------------------------------------
 Putnam Global Asset
   Allocation                   $ 69   $ 111   $ 146    $ 274     $ 24   $  75   $ 128    $ 273     $ 24   $  75   $ 128    $ 274
 ---------------------------------------------------------------------------------------------------------------------------------
 Putnam Global Growth           $ 69   $ 109   $ 143    $ 268     $ 23   $  73   $ 125    $ 267     $ 24   $  73   $ 125    $ 268
 ---------------------------------------------------------------------------------------------------------------------------------
 Putnam Growth and Income       $ 67   $ 102   $ 132    $ 245     $ 21   $  66   $ 113    $ 244     $ 22   $  66   $ 114    $ 245
 ---------------------------------------------------------------------------------------------------------------------------------
 Putnam Health Sciences         $ 71   $ 115   $ 153    $ 286     $ 25   $  78   $ 134    $ 286     $ 26   $  79   $ 135    $ 286
 ---------------------------------------------------------------------------------------------------------------------------------
 Putnam High Yield              $ 69   $ 109   $ 143    $ 267     $ 23   $  72   $ 124    $ 266     $ 24   $  73   $ 125    $ 267
 ---------------------------------------------------------------------------------------------------------------------------------
 Putnam International Growth    $ 72   $ 120   $ 161    $ 303     $ 27   $  83   $ 143    $ 303     $ 27   $  84   $ 143    $ 303
 ---------------------------------------------------------------------------------------------------------------------------------
 Putnam International Growth
   and Income                   $ 72   $ 118   $ 157    $ 295     $ 26   $  81   $ 139    $ 295     $ 27   $  82   $ 139    $ 295
 ---------------------------------------------------------------------------------------------------------------------------------
 Putnam International New
   Opportunities                $ 78   $ 136   $ 188    $ 355     $ 32   $ 100   $ 169    $ 354     $ 33   $ 100   $ 170    $ 355
 ---------------------------------------------------------------------------------------------------------------------------------
 Putnam Investors               $ 70   $ 113   $ 150    $ 281     $ 25   $  77   $ 131    $ 281     $ 25   $  77   $ 132    $ 281
 ---------------------------------------------------------------------------------------------------------------------------------
 Putnam Money Market            $ 67   $ 103   $ 133    $ 248     $ 21   $  67   $ 115    $ 248     $ 22   $  67   $ 115    $ 248
 ---------------------------------------------------------------------------------------------------------------------------------
 Putnam New Opportunities       $ 68   $ 106   $ 138    $ 257     $ 22   $  69   $ 119    $ 256     $ 23   $  70   $ 120    $ 257
 ---------------------------------------------------------------------------------------------------------------------------------
 Putnam New Value               $ 70   $ 112   $ 148    $ 277     $ 24   $  75   $ 129    $ 276     $ 25   $  76   $ 130    $ 277
 ---------------------------------------------------------------------------------------------------------------------------------
 Putnam OTC & Emerging Growth   $ 71   $ 115   $ 153    $ 286     $ 25   $  78   $ 134    $ 286     $ 26   $  79   $ 135    $ 286
 ---------------------------------------------------------------------------------------------------------------------------------
 Putnam Income                  $ 68   $ 108   $ 141    $ 263     $ 23   $  71   $ 122    $ 262     $ 23   $  72   $ 123    $ 263
 ---------------------------------------------------------------------------------------------------------------------------------
 Putnam Utilities Growth and
   Income                       $ 69   $ 109   $ 143    $ 268     $ 23   $  73   $ 125    $ 267     $ 24   $  73   $ 125    $ 268
 ---------------------------------------------------------------------------------------------------------------------------------
 Putnam Vista                   $ 69   $ 111   $ 146    $ 273     $ 24   $  74   $ 127    $ 272     $ 24   $  75   $ 128    $ 273
 ---------------------------------------------------------------------------------------------------------------------------------
 Putnam Voyager                 $ 67   $ 105   $ 136    $ 253     $ 22   $  68   $ 118    $ 253     $ 22   $  69   $ 118    $ 253
 ---------------------------------------------------------------------------------------------------------------------------------
 Putnam Research                $ 70   $ 113     N/A      N/A     $ 25   $  77     N/A      N/A     $ 25   $  77     N/A      N/A
 ---------------------------------------------------------------------------------------------------------------------------------
 Putnam Small Cap Value         $ 76   $ 130     N/A      N/A     $ 30   $  93     N/A      N/A     $ 31   $  94     N/A      N/A
 ------------------------------------------------------------------------------------------------------------

10                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                               FEE TABLE SUMMARY
                        Putnam Capital Manager Series II
 (For Contracts Issued From September 1, 1988 until Approximately May 1, 1990)
                      Contract Owner Transaction Expenses
                               (All Sub-Accounts)

 Sales Load Imposed on Purchases (as a percentage of Premium
   Payments)                                                           None
 -----------------------------------------------------------------------------
 Exchange Fee                                                            $0
 -----------------------------------------------------------------------------
 Deferred Sales Load (as a percentage of amounts withdrawn)
     First Year (1)                                                       6%
 -----------------------------------------------------------------------------
     Second Year                                                          6%
 -----------------------------------------------------------------------------
     Third Year                                                           6%
 -----------------------------------------------------------------------------
     Fourth Year                                                          6%
 -----------------------------------------------------------------------------
     Fifth Year                                                           5%
 -----------------------------------------------------------------------------
     Sixth Year                                                           4%
 -----------------------------------------------------------------------------
     Seventh Year                                                         0%
 -----------------------------------------------------------------------------
     Eighth Year                                                          0%
 -----------------------------------------------------------------------------
 Annual Maintenance Fee (2)                                             $25
 -----------------------------------------------------------------------------
 Annual Expenses -- Separate Account (as percentage of average account value)
     Mortality and Expense Risk                                        1.25%
 -----------------------------------------------------------------------------
     Administration Fees                                               0.15%
 -----------------------------------------------------------------------------
     Total Separate Account Annual Expenses                            1.40%
 -----------------------------------------------------------------------------
 Optional Death Benefit Rider:
     Optional Death Benefit Rider Charge (as a percentage of
      Sub-Account Value)                                               0.15%
 -----------------------------------------------------------------------------
 Total Separate Account Annual Expenses with Optional Death Benefit
   Rider                                                               1.55%
 -----------------------------------------------------------------------------

(1) Length of time from premium payment.

(2) The Annual Maintenance Fee is a single $25 charge on a Contract. It is deducted proportionally from the investment options in use at the time of the charge.

The purpose of the Fee Tables and Examples is to assist you in understanding various costs and expenses that you will pay directly or indirectly. The Fee Tables and Examples reflect expenses of the Separate Account and underlying Funds. We will deduct any Premium Taxes that apply.

The Examples should not be considered a representation of past or future expenses and actual expenses may be greater or less than those shown. The Annual Maintenance Fee has been reflected in the Examples by a method intended to show the "average" impact of the Annual Maintenance Fee on an investment in the Separate Account. We do this by approximating an "average" 0.05% annual charge.

HARTFORD LIFE INSURANCE COMPANY                                               11
--------------------------------------------------------------------------------

                         Annual Fund Operating Expenses
                        (as a percentage of net assets)

                                                                                       TOTAL FUND
                                                     MANAGEMENT                        OPERATING
                                                        FEES        OTHER EXPENSES      EXPENSES
 --------------------------------------------------------------------------------------------------
 Putnam VT Asia Pacific Growth Fund                     0.80%            0.32%            1.12%
 --------------------------------------------------------------------------------------------------
 Putnam VT Diversified Income Fund                      0.67%            0.11%            0.78%
 --------------------------------------------------------------------------------------------------
 Putnam VT The George Putnam Fund of Boston
   (1)(2)                                               0.49%            0.36%            0.85%
 --------------------------------------------------------------------------------------------------
 Putnam VT Global Asset Allocation Fund                 0.65%            0.13%            0.78%
 --------------------------------------------------------------------------------------------------
 Putnam VT Global Growth Fund                           0.60%            0.12%            0.72%
 --------------------------------------------------------------------------------------------------
 Putnam VT Growth and Income Fund                       0.46%            0.04%            0.50%
 --------------------------------------------------------------------------------------------------
 Putnam VT Health Sciences Fund (1)(2)                  0.56%            0.34%            0.90%
 --------------------------------------------------------------------------------------------------
 Putnam VT High Yield Fund                              0.64%            0.07%            0.71%
 --------------------------------------------------------------------------------------------------
 Putnam VT International Growth Fund                    0.80%            0.27%            1.07%
 --------------------------------------------------------------------------------------------------
 Putnam VT International Growth and Income Fund         0.80%            0.19%            0.99%
 --------------------------------------------------------------------------------------------------
 Putnam VT International New Opportunities Fund
   (2)                                                  1.18%            0.42%            1.60%
 --------------------------------------------------------------------------------------------------
 Putnam VT Investors Fund (1)(2)                        0.52%            0.33%            0.85%
 --------------------------------------------------------------------------------------------------
 Putnam VT Money Market Fund                            0.45%            0.08%            0.53%
 --------------------------------------------------------------------------------------------------
 Putnam VT New Opportunities Fund                       0.56%            0.05%            0.61%
 --------------------------------------------------------------------------------------------------
 Putnam VT New Value Fund                               0.70%            0.11%            0.81%
 --------------------------------------------------------------------------------------------------
 Putnam VT OTC & Emerging Growth Fund (1)(2)            0.56%            0.34%            0.90%
 --------------------------------------------------------------------------------------------------
 Putnam VT Income Fund (formerly Putnam VT U.S.
   Government and High Quality Bond Fund)               0.60%            0.07%            0.67%
 --------------------------------------------------------------------------------------------------
 Putnam VT Utilities Growth and Income Fund             0.65%            0.07%            0.72%
 --------------------------------------------------------------------------------------------------
 Putnam VT Vista Fund                                   0.65%            0.12%            0.77%
 --------------------------------------------------------------------------------------------------
 Putnam VT Voyager Fund                                 0.54%            0.04%            0.58%
 --------------------------------------------------------------------------------------------------
 Putnam VT Research Fund (1)(2)                         0.37%            0.48%            0.85%
 --------------------------------------------------------------------------------------------------
 Putnam VT Small Cap Value Fund (1)                     0.80%            0.59%            1.39%
 --------------------------------------------------------------------------------------------------

(1) Based on estimated expenses for the first fiscal year.

(2) The Management Fees and Other Expenses shown in the table above reflect an expense limitation. In the absence of an expense limitation, Management Fees, Other Expenses, and Total Fund Operating Expenses would have:

                                                                    TOTAL
                                                                     FUND
                                                          OTHER    OPERATING
                                        MANAGEMENT FEES  EXPENSES  EXPENSES
    -----------------------------------------------------------------------
    Putnam VT The George Putnam Fund of
      Boston                                  0.65%        0.36%     1.01%
    -----------------------------------------------------------------------
    Putnam VT Health Sciences Fund            0.70%        0.34%     1.04%
    -----------------------------------------------------------------------
    Putnam VT International New
      Opportunities Fund                      1.20%        0.42%     1.62%
    -----------------------------------------------------------------------
    Putnam VT Investors Fund                  0.65%        0.33%     0.98%
    -----------------------------------------------------------------------
    Putnam VT OTC & Emerging Growth
      Fund                                    0.70%        0.34%     1.04%
    -----------------------------------------------------------------------
    Putnam VT Research Fund                   0.65%        0.48%     1.13%
    -----------------------------------------------------------------------

12                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

EXAMPLE -- PUTNAM CAPITAL MANAGER SERIES II

THIS EXAMPLE ASSUMES YOU DID NOT SELECT THE OPTIONAL DEATH BENEFIT RIDER.

                               If you surrender your Contract    If you annuitize your Contract    If you do not surrender your
                               at the end of the applicable      at the end of the applicable      Contract, you would pay the
                               time period, you would pay the    time period, you would pay the    following expenses on a $1,000
                               following expenses on a $1,000    following expenses on a $1,000    investment, assuming a 5%
                               investment, assuming a 5%         investment, assuming a 5%         annual return on assets:
                               annual return on assets:          annual return on assets:


 SUB-ACCOUNT                   1 YEAR 3 YEARS 5 YEARS 10 YEARS   1 YEAR 3 YEARS 5 YEARS 10 YEARS   1 YEAR 3 YEARS 5 YEARS 10 YEARS
 ---------------------------------------------------------------------------------------------------------------------------------
 Putnam Asia Pacific Growth
   Fund                         $ 80   $ 135   $ 183    $ 293     $ 26   $  80   $ 138    $ 293     $ 26   $  81   $ 138    $ 293
 ---------------------------------------------------------------------------------------------------------------------------------
 Putnam Diversifed Income Fund  $ 77   $ 124   $ 166    $ 259     $ 22   $  70   $ 120    $ 258     $ 23   $  70   $ 121    $ 259
 ---------------------------------------------------------------------------------------------------------------------------------
 Putnam The George Putnam Fund
   of Boston                    $ 78   $ 127   $ 169    $ 266     $ 23   $  72   $ 124    $ 265     $ 24   $  73   $ 124    $ 266
 ---------------------------------------------------------------------------------------------------------------------------------
 Putnam Global Asset
   Allocation Fund              $ 77   $ 124   $ 166    $ 259     $ 22   $  70   $ 120    $ 258     $ 23   $  70   $ 121    $ 259
 ---------------------------------------------------------------------------------------------------------------------------------
 Putnam Global Growth Fund      $ 76   $ 123   $ 163    $ 252     $ 22   $  68   $ 117    $ 252     $ 22   $  69   $ 118    $ 252
 ---------------------------------------------------------------------------------------------------------------------------------
 Putnam Growth and Income Fund  $ 74   $ 116   $ 151    $ 229     $ 19   $  61   $ 106    $ 228     $ 20   $  62   $ 106    $ 229
 ---------------------------------------------------------------------------------------------------------------------------------
 Putnam Health Sciences Fund    $ 78   $ 128   $ 172    $ 271     $ 24   $  74   $ 126    $ 270     $ 24   $  74   $ 127    $ 271
 ---------------------------------------------------------------------------------------------------------------------------------
 Putnam High Yield Fund         $ 76   $ 122   $ 162    $ 251     $ 22   $  68   $ 116    $ 251     $ 22   $  68   $ 117    $ 251
 ---------------------------------------------------------------------------------------------------------------------------------
 Putnam International Growth
   Fund                         $ 80   $ 133   $ 181    $ 288     $ 25   $  79   $ 135    $ 288     $ 26   $  79   $ 136    $ 288
 ---------------------------------------------------------------------------------------------------------------------------------
 Putnam International Growth
   and Income Fund              $ 79   $ 131   $ 176    $ 280     $ 24   $  76   $ 131    $ 280     $ 25   $  77   $ 131    $ 280
 ---------------------------------------------------------------------------------------------------------------------------------
 Putnam International New
   Opportunities Fund           $ 85   $ 150   $ 207    $ 340     $ 31   $  95   $ 162    $ 340     $ 31   $  96   $ 162    $ 340
 ---------------------------------------------------------------------------------------------------------------------------------
 Putnam Investors Fund          $ 78   $ 127   $ 169    $ 266     $ 23   $  72   $ 124    $ 265     $ 24   $  73   $ 124    $ 266
 ---------------------------------------------------------------------------------------------------------------------------------
 Putnam Money Market Fund       $ 74   $ 117   $ 153    $ 232     $ 20   $  62   $ 107    $ 232     $ 20   $  63   $ 108    $ 232
 ---------------------------------------------------------------------------------------------------------------------------------
 Putnam New Opportunities Fund  $ 75   $ 119   $ 157    $ 241     $ 21   $  65   $ 111    $ 240     $ 21   $  65   $ 112    $ 241
 ---------------------------------------------------------------------------------------------------------------------------------
 Putnam New Value Fund          $ 77   $ 125   $ 167    $ 262     $ 23   $  71   $ 122    $ 261     $ 23   $  71   $ 122    $ 262
 ---------------------------------------------------------------------------------------------------------------------------------
 Putnam OTC & Emerging Growth
   Fund                         $ 78   $ 128   $ 172    $ 271     $ 24   $  74   $ 126    $ 270     $ 24   $  74   $ 127    $ 271
 ---------------------------------------------------------------------------------------------------------------------------------
 Putnam Income Fund             $ 76   $ 121   $ 160    $ 247     $ 21   $  67   $ 114    $ 246     $ 22   $  67   $ 115    $ 247
 ---------------------------------------------------------------------------------------------------------------------------------
 Putnam Utilities Growth and
   Income Fund                  $ 76   $ 123   $ 163    $ 252     $ 22   $  68   $ 117    $ 252     $ 22   $  69   $ 118    $ 252
 ---------------------------------------------------------------------------------------------------------------------------------
 Putnam Vista Fund              $ 77   $ 124   $ 165    $ 258     $ 22   $  70   $ 120    $ 257     $ 23   $  70   $ 120    $ 258
 ---------------------------------------------------------------------------------------------------------------------------------
 Putnam Voyager Fund            $ 75   $ 118   $ 155    $ 238     $ 20   $  64   $ 110    $ 237     $ 21   $  64   $ 110    $ 238
 ---------------------------------------------------------------------------------------------------------------------------------
 Putnam Research Fund           $ 78   $ 127     N/A      N/A     $ 23   $  72     N/A      N/A     $ 24   $  73     N/A      N/A
 ---------------------------------------------------------------------------------------------------------------------------------
 Putnam Small Cap Value Fund    $ 83   $ 143     N/A      N/A     $ 29   $  89     N/A      N/A     $ 29   $  89     N/A      N/A
 ------------------------------------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               13
--------------------------------------------------------------------------------

EXAMPLE -- PUTNAM CAPITAL MANAGER SERIES II

THIS EXAMPLE ASSUMES YOU DID SELECT THE OPTIONAL DEATH BENEFIT RIDER.

                               If you surrender your Contract    If you annuitize your Contract    If you do not surrender your
                               at the end of the applicable      at the end of the applicable      Contract, you would pay the
                               time period, you would pay the    time period, you would pay the    following expenses on a $1,000
                               following expenses on a $1,000    following expenses on a $1,000    investment, assuming a 5%
                               investment, assuming a 5%         investment, assuming a 5%         annual return on assets:
                               annual return on assets:          annual return on assets:


 SUB-ACCOUNT                   1 YEAR 3 YEARS 5 YEARS 10 YEARS   1 YEAR 3 YEARS 5 YEARS 10 YEARS   1 YEAR 3 YEARS 5 YEARS 10 YEARS
 ---------------------------------------------------------------------------------------------------------------------------------
 Putnam Asia Pacific Growth     $ 82   $ 140   $ 191    $ 308     $ 27   $  85   $ 145    $ 308     $ 28   $  86   $ 146    $ 308
 ---------------------------------------------------------------------------------------------------------------------------------
 Putnam Diversifed Income       $ 78   $ 129   $ 173    $ 274     $ 24   $  75   $ 128    $ 273     $ 24   $  75   $ 128    $ 274
 ---------------------------------------------------------------------------------------------------------------------------------
 Putnam The George Putnam Fund
   of Boston                    $ 79   $ 131   $ 177    $ 281     $ 25   $  77   $ 131    $ 281     $ 25   $  77   $ 132    $ 281
 ---------------------------------------------------------------------------------------------------------------------------------
 Putnam Global Asset
   Allocation                   $ 78   $ 129   $ 173    $ 274     $ 24   $  75   $ 128    $ 273     $ 24   $  75   $ 128    $ 274
 ---------------------------------------------------------------------------------------------------------------------------------
 Putnam Global Growth           $ 78   $ 127   $ 170    $ 268     $ 23   $  73   $ 125    $ 267     $ 24   $  73   $ 125    $ 268
 ---------------------------------------------------------------------------------------------------------------------------------
 Putnam Growth and Income       $ 76   $ 120   $ 159    $ 245     $ 21   $  66   $ 113    $ 244     $ 22   $  66   $ 114    $ 245
 ---------------------------------------------------------------------------------------------------------------------------------
 Putnam Health Sciences         $ 80   $ 133   $ 180    $ 286     $ 25   $  78   $ 134    $ 286     $ 26   $  79   $ 135    $ 286
 ---------------------------------------------------------------------------------------------------------------------------------
 Putnam High Yield              $ 78   $ 127   $ 170    $ 267     $ 23   $  72   $ 124    $ 266     $ 24   $  73   $ 125    $ 267
 ---------------------------------------------------------------------------------------------------------------------------------
 Putnam International Growth    $ 81   $ 138   $ 188    $ 303     $ 27   $  83   $ 143    $ 303     $ 27   $  84   $ 143    $ 303
 ---------------------------------------------------------------------------------------------------------------------------------
 Putnam International Growth
   and Income                   $ 81   $ 136   $ 184    $ 295     $ 26   $  81   $ 139    $ 295     $ 27   $  82   $ 139    $ 295
 ---------------------------------------------------------------------------------------------------------------------------------
 Putnam International New
   Opportunities                $ 87   $ 154   $ 215    $ 355     $ 32   $ 100   $ 169    $ 354     $ 33   $ 100   $ 170    $ 355
 ---------------------------------------------------------------------------------------------------------------------------------
 Putnam Investors               $ 79   $ 131   $ 177    $ 281     $ 25   $  77   $ 131    $ 281     $ 25   $  77   $ 132    $ 281
 ---------------------------------------------------------------------------------------------------------------------------------
 Putnam Money Market            $ 76   $ 121   $ 160    $ 248     $ 21   $  67   $ 115    $ 248     $ 22   $  67   $ 115    $ 248
 ---------------------------------------------------------------------------------------------------------------------------------
 Putnam New Opportunities       $ 77   $ 124   $ 165    $ 257     $ 22   $  69   $ 119    $ 256     $ 23   $  70   $ 120    $ 257
 ---------------------------------------------------------------------------------------------------------------------------------
 Putnam New Value               $ 79   $ 130   $ 175    $ 277     $ 24   $  75   $ 129    $ 276     $ 25   $  76   $ 130    $ 277
 ---------------------------------------------------------------------------------------------------------------------------------
 Putnam OTC & Emerging Growth   $ 80   $ 133   $ 180    $ 286     $ 25   $  78   $ 134    $ 286     $ 26   $  79   $ 135    $ 286
 ---------------------------------------------------------------------------------------------------------------------------------
 Putnam Income                  $ 77   $ 126   $ 168    $ 263     $ 23   $  71   $ 122    $ 262     $ 23   $  72   $ 123    $ 263
 ---------------------------------------------------------------------------------------------------------------------------------
 Putnam Utilities Growth and
   Income                       $ 78   $ 127   $ 170    $ 268     $ 23   $  73   $ 125    $ 267     $ 24   $  73   $ 125    $ 268
 ---------------------------------------------------------------------------------------------------------------------------------
 Putnam Vista                   $ 78   $ 129   $ 173    $ 273     $ 24   $  74   $ 127    $ 272     $ 24   $  75   $ 128    $ 273
 ---------------------------------------------------------------------------------------------------------------------------------
 Putnam Voyager                 $ 76   $ 123   $ 163    $ 253     $ 22   $  68   $ 118    $ 253     $ 22   $  69   $ 118    $ 253
 ---------------------------------------------------------------------------------------------------------------------------------
 Putnam Research                $ 79   $ 131     N/A      N/A     $ 25   $  77     N/A      N/A     $ 25   $  77     N/A      N/A
 ---------------------------------------------------------------------------------------------------------------------------------
 Putnam Small Cap Value         $ 85   $ 148     N/A      N/A     $ 30   $  93     N/A      N/A     $ 31   $  94     N/A      N/A
 ------------------------------------------------------------------------------------------------------------

14                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                               FEE TABLE SUMMARY
                       Putnam Capital Manager Series III
          (For Contracts Issued from May 1, 1990 until June 22, 1994)
                      Contract Owner Transaction Expenses
                               (All Sub-Accounts)

 Sales Load Imposed on Purchases (as a percentage of premium
   payments)                                                           None
 -----------------------------------------------------------------------------
 Exchange Fee                                                            $0
 -----------------------------------------------------------------------------
 Deferred Sales Load (as a percentage of amounts withdrawn)
     First Year (1)                                                       7%
 -----------------------------------------------------------------------------
     Second Year                                                          6%
 -----------------------------------------------------------------------------
     Third Year                                                           5%
 -----------------------------------------------------------------------------
     Fourth Year                                                          4%
 -----------------------------------------------------------------------------
     Fifth Year                                                           3%
 -----------------------------------------------------------------------------
     Sixth Year                                                           2%
 -----------------------------------------------------------------------------
     Seventh Year                                                         1%
 -----------------------------------------------------------------------------
     Eighth Year                                                          0%
 -----------------------------------------------------------------------------
 Annual Maintenance Fee (2)                                             $25
 -----------------------------------------------------------------------------
 Annual Expenses -- Separate Account (as percentage of average account value)
     Mortality and Expense Risk                                        1.25%
 -----------------------------------------------------------------------------
     Administration Fees                                               0.15%
 -----------------------------------------------------------------------------
     Total Separate Account Annual Expenses                            1.40%
 -----------------------------------------------------------------------------
 Optional Death Benefit Rider:
     Optional Death Benefit Rider Charge (as a percentage of
      Sub-Account Value)                                               0.15%
 -----------------------------------------------------------------------------
 Total Separate Account Annual Expenses with Optional Death Benefit
   Rider                                                               1.55%
 -----------------------------------------------------------------------------

(1) Length of time from premium payment.

(2) The Annual Maintenance Fee is a single $25 charge on a Contract. It is deducted proportionally from the investment options in use at the time of the charge.

The purpose of the Fee Tables and Examples is to assist you in understanding various costs and expenses that you will pay directly or indirectly. The Fee Tables and Examples reflect expenses of the Separate Account and underlying Funds. We will deduct any Premium Taxes that apply.

The Examples should not be considered a representation of past or future expenses and actual expenses may be greater or less than those shown. The Annual Maintenance Fee has been reflected in the Examples by a method intended to show the "average" impact of the Annual Maintenance Fee on an investment in the Separate Account. We do this by approximating an "average" 0.05% annual charge.

HARTFORD LIFE INSURANCE COMPANY                                               15
--------------------------------------------------------------------------------

                         Annual Fund Operating Expenses
                        (as a percentage of net assets)

                                                                    TOTAL
                                                                     FUND
                                                          OTHER    OPERATING
                                        MANAGEMENT FEES  EXPENSES  EXPENSES
    -----------------------------------------------------------------------
    Putnam VT Asia Pacific Growth Fund        0.80%        0.32%     1.12%
    -----------------------------------------------------------------------
    Putnam VT Diversified Income Fund         0.67%        0.11%     0.78%
    -----------------------------------------------------------------------
    Putnam VT The George Putnam Fund of
      Boston (1)(2)                           0.49%        0.36%     0.85%
    -----------------------------------------------------------------------
    Putnam VT Global Asset Allocation
      Fund                                    0.65%        0.13%     0.78%
    -----------------------------------------------------------------------
    Putnam VT Global Growth Fund              0.60%        0.12%     0.72%
    -----------------------------------------------------------------------
    Putnam VT Growth and Income Fund          0.46%        0.04%     0.50%
    -----------------------------------------------------------------------
    Putnam VT Health Sciences Fund
      (1)(2)                                  0.56%        0.34%     0.90%
    -----------------------------------------------------------------------
    Putnam VT High Yield Fund                 0.64%        0.07%     0.71%
    -----------------------------------------------------------------------
    Putnam VT International Growth Fund       0.80%        0.27%     1.07%
    -----------------------------------------------------------------------
    Putnam VT International Growth and
      Income Fund                             0.80%        0.19%     0.99%
    -----------------------------------------------------------------------
    Putnam VT International New
      Opportunities Fund (2)                  1.18%        0.42%     1.60%
    -----------------------------------------------------------------------
    Putnam VT Investors Fund (1)(2)           0.52%        0.33%     0.85%
    -----------------------------------------------------------------------
    Putnam VT Money Market Fund               0.45%        0.08%     0.53%
    -----------------------------------------------------------------------
    Putnam VT New Opportunities Fund          0.56%        0.05%     0.61%
    -----------------------------------------------------------------------
    Putnam VT New Value Fund                  0.70%        0.11%     0.81%
    -----------------------------------------------------------------------
    Putnam VT OTC & Emerging Growth
      Fund (1)(2)                             0.56%        0.34%     0.90%
    -----------------------------------------------------------------------
    Putnam VT Income Fund (formerly
      Putnam VT U.S. Government and
      High Quality Bond Fund)                 0.60%        0.07%     0.67%
    -----------------------------------------------------------------------
    Putnam VT Utilities Growth and
      Income Fund                             0.65%        0.07%     0.72%
    -----------------------------------------------------------------------
    Putnam VT Vista Fund                      0.65%        0.12%     0.77%
    -----------------------------------------------------------------------
    Putnam VT Voyager Fund                    0.54%        0.04%     0.58%
    -----------------------------------------------------------------------
    Putnam VT Research Fund (1)(2)            0.37%        0.48%     0.85%
    -----------------------------------------------------------------------
    Putnam VT Small Cap Value Fund (1)        0.80%        0.59%     1.39%
    -----------------------------------------------------------------------

(1) Based on estimated expenses for the first fiscal year.

(2) The Management Fees and Other Expenses shown in the table above reflect an expense limitation. In the absence of an expense limitation, Management Fees, Other Expenses, and Total Fund Operating Expenses would have:

                                                                    TOTAL
                                                                     FUND
                                                          OTHER    OPERATING
                                        MANAGEMENT FEES  EXPENSES  EXPENSES
    -----------------------------------------------------------------------
    Putnam VT The George Putnam Fund of
      Boston                                  0.65%        0.36%     1.01%
    -----------------------------------------------------------------------
    Putnam VT Health Sciences Fund            0.70%        0.34%     1.04%
    -----------------------------------------------------------------------
    Putnam VT International New
      Opportunities Fund                      1.20%        0.42%     1.62%
    -----------------------------------------------------------------------
    Putnam VT Investors Fund                  0.65%        0.33%     0.98%
    -----------------------------------------------------------------------
    Putnam VT OTC & Emerging Growth
      Fund                                    0.70%        0.34%     1.04%
    -----------------------------------------------------------------------
    Putnam VT Research Fund                   0.65%        0.48%     1.13%
    -----------------------------------------------------------------------

16                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

EXAMPLE -- PUTNAM CAPITAL MANAGER SERIES III

THIS EXAMPLE ASSUMES YOU DID NOT SELECT THE OPTIONAL DEATH BENEFIT RIDER.

                               If you surrender your Contract    If you annuitize your Contract    If you do not surrender your
                               at the end of the applicable      at the end of the applicable      Contract, you would pay the
                               time period, you would pay the    time period, you would pay the    following expenses on a $1,000
                               following expenses on a $1,000    following expenses on a $1,000    investment, assuming a 5%
                               investment, assuming a 5%         investment, assuming a 5%         annual return on assets:
                               annual return on assets:          annual return on assets:


 SUB-ACCOUNT                   1 YEAR 3 YEARS 5 YEARS 10 YEARS   1 YEAR 3 YEARS 5 YEARS 10 YEARS   1 YEAR 3 YEARS 5 YEARS 10 YEARS
 ---------------------------------------------------------------------------------------------------------------------------------
 Putnam Asia Pacific Growth
   Fund                         $ 89   $ 126   $ 165    $ 293     $ 26   $  80   $ 138    $ 293     $ 26   $  81   $ 138    $ 293
 ---------------------------------------------------------------------------------------------------------------------------------
 Putnam Diversifed Income Fund  $ 86   $ 115   $ 148    $ 259     $ 22   $  70   $ 120    $ 258     $ 23   $  70   $ 121    $ 259
 ---------------------------------------------------------------------------------------------------------------------------------
 Putnam The George Putnam Fund
   of Boston                    $ 87   $ 118   $ 151    $ 266     $ 23   $  72   $ 124    $ 265     $ 24   $  73   $ 124    $ 266
 ---------------------------------------------------------------------------------------------------------------------------------
 Putnam Global Asset
   Allocation Fund              $ 86   $ 115   $ 148    $ 259     $ 22   $  70   $ 120    $ 258     $ 23   $  70   $ 121    $ 259
 ---------------------------------------------------------------------------------------------------------------------------------
 Putnam Global Growth Fund      $ 85   $ 114   $ 145    $ 252     $ 22   $  68   $ 117    $ 252     $ 22   $  69   $ 118    $ 252
 ---------------------------------------------------------------------------------------------------------------------------------
 Putnam Growth and Income Fund  $ 83   $ 107   $ 133    $ 229     $ 19   $  61   $ 106    $ 228     $ 20   $  62   $ 106    $ 229
 ---------------------------------------------------------------------------------------------------------------------------------
 Putnam Health Sciences Fund    $ 87   $ 119   $ 154    $ 271     $ 24   $  74   $ 126    $ 270     $ 24   $  74   $ 127    $ 271
 ---------------------------------------------------------------------------------------------------------------------------------
 Putnam High Yield Fund         $ 85   $ 113   $ 144    $ 251     $ 22   $  68   $ 116    $ 251     $ 22   $  68   $ 117    $ 251
 ---------------------------------------------------------------------------------------------------------------------------------
 Putnam International Growth
   Fund                         $ 89   $ 124   $ 163    $ 288     $ 25   $  79   $ 135    $ 288     $ 26   $  79   $ 136    $ 288
 ---------------------------------------------------------------------------------------------------------------------------------
 Putnam International Growth
   and
   Income Fund                  $ 88   $ 122   $ 158    $ 280     $ 24   $  76   $ 131    $ 280     $ 25   $  77   $ 131    $ 280
 ---------------------------------------------------------------------------------------------------------------------------------
 Putnam International New
   Opportunities Fund           $ 94   $ 141   $ 189    $ 340     $ 31   $  95   $ 162    $ 340     $ 31   $  96   $ 162    $ 340
 ---------------------------------------------------------------------------------------------------------------------------------
 Putnam Investors Fund          $ 87   $ 118   $ 151    $ 266     $ 23   $  72   $ 124    $ 265     $ 24   $  73   $ 124    $ 266
 ---------------------------------------------------------------------------------------------------------------------------------
 Putnam Money Market Fund       $ 83   $ 108   $ 135    $ 232     $ 20   $  62   $ 107    $ 232     $ 20   $  63   $ 108    $ 232
 ---------------------------------------------------------------------------------------------------------------------------------
 Putnam New Opportunities Fund  $ 84   $ 110   $ 139    $ 241     $ 21   $  65   $ 111    $ 240     $ 21   $  65   $ 112    $ 241
 ---------------------------------------------------------------------------------------------------------------------------------
 Putnam New Value Fund          $ 86   $ 116   $ 149    $ 262     $ 23   $  71   $ 122    $ 261     $ 23   $  71   $ 122    $ 262
 ---------------------------------------------------------------------------------------------------------------------------------
 Putnam OTC & Emerging Growth
   Fund                         $ 87   $ 119   $ 154    $ 271     $ 24   $  74   $ 126    $ 270     $ 24   $  74   $ 127    $ 271
 ---------------------------------------------------------------------------------------------------------------------------------
 Putnam Income Fund             $ 85   $ 112   $ 142    $ 247     $ 21   $  67   $ 114    $ 246     $ 22   $  67   $ 115    $ 247
 ---------------------------------------------------------------------------------------------------------------------------------
 Putnam Utilities Growth and
   Income Fund                  $ 85   $ 114   $ 145    $ 252     $ 22   $  68   $ 117    $ 252     $ 22   $  69   $ 118    $ 252
 ---------------------------------------------------------------------------------------------------------------------------------
 Putnam Vista Fund              $ 86   $ 115   $ 147    $ 258     $ 22   $  70   $ 120    $ 257     $ 23   $  70   $ 120    $ 258
 ---------------------------------------------------------------------------------------------------------------------------------
 Putnam Voyager Fund            $ 84   $ 109   $ 137    $ 238     $ 20   $  64   $ 110    $ 237     $ 21   $  64   $ 110    $ 238
 ---------------------------------------------------------------------------------------------------------------------------------
 Putnam Research Fund           $ 87   $ 118     N/A      N/A     $ 23   $  72     N/A      N/A     $ 24   $  73     N/A      N/A
 ---------------------------------------------------------------------------------------------------------------------------------
 Putnam Small Cap Value Fund    $ 92   $ 134     N/A      N/A     $ 29   $  89     N/A      N/A     $ 29   $  89     N/A      N/A
 ---------------------------------------------------------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               17
--------------------------------------------------------------------------------

EXAMPLE -- PUTNAM CAPITAL MANAGER SERIES III

THIS EXAMPLE ASSUMES YOU DID SELECT THE OPTIONAL DEATH BENEFIT RIDER.

                               If you surrender your Contract    If you annuitize your Contract    If you do not surrender your
                               at the end of the applicable      at the end of the following       Contract, you would pay the
                               time period, you would pay the    applicable time period, you       following expenses on a $1,000
                               following expenses on a $1,000    would pay the expenses on a       investment, assuming a 5%
                               investment, assuming a 5%         $1,000 investment, assuming a     annual return on assets:
                               annual return on assets:          5% annual return on assets:


 SUB-ACCOUNT                   1 YEAR 3 YEARS 5 YEARS 10 YEARS   1 YEAR 3 YEARS 5 YEARS 10 YEARS   1 YEAR 3 YEARS 5 YEARS 10 YEARS
 ---------------------------------------------------------------------------------------------------------------------------------
 Putnam Asia Pacific Growth     $ 91   $ 131   $ 173    $ 308     $ 27   $  85   $ 145    $ 308     $ 28   $  86   $ 146    $ 308
 ---------------------------------------------------------------------------------------------------------------------------------
 Putnam Diversifed Income       $ 87   $ 120   $ 155    $ 274     $ 24   $  75   $ 128    $ 273     $ 24   $  75   $ 128    $ 274
 ---------------------------------------------------------------------------------------------------------------------------------
 Putnam The George Putnam Fund
   of Boston                    $ 88   $ 122   $ 159    $ 281     $ 25   $  77   $ 131    $ 281     $ 25   $  77   $ 132    $ 281
 ---------------------------------------------------------------------------------------------------------------------------------
 Putnam Global Asset
   Allocation                   $ 87   $ 120   $ 155    $ 274     $ 24   $  75   $ 128    $ 273     $ 24   $  75   $ 128    $ 274
 ---------------------------------------------------------------------------------------------------------------------------------
 Putnam Global Growth           $ 87   $ 118   $ 152    $ 268     $ 23   $  73   $ 125    $ 267     $ 24   $  73   $ 125    $ 268
 ---------------------------------------------------------------------------------------------------------------------------------
 Putnam Growth and Income       $ 85   $ 111   $ 141    $ 245     $ 21   $  66   $ 113    $ 244     $ 22   $  66   $ 114    $ 245
 ---------------------------------------------------------------------------------------------------------------------------------
 Putnam Health Sciences         $ 89   $ 124   $ 162    $ 286     $ 25   $  78   $ 134    $ 286     $ 26   $  79   $ 135    $ 286
 ---------------------------------------------------------------------------------------------------------------------------------
 Putnam High Yield              $ 87   $ 118   $ 152    $ 267     $ 23   $  72   $ 124    $ 266     $ 24   $  73   $ 125    $ 267
 ---------------------------------------------------------------------------------------------------------------------------------
 Putnam International Growth    $ 90   $ 129   $ 170    $ 303     $ 27   $  83   $ 143    $ 303     $ 27   $  84   $ 143    $ 303
 ---------------------------------------------------------------------------------------------------------------------------------
 Putnam International Growth
   and Income                   $ 90   $ 127   $ 166    $ 295     $ 26   $  81   $ 139    $ 295     $ 27   $  82   $ 139    $ 295
 ---------------------------------------------------------------------------------------------------------------------------------
 Putnam International New
   Opportunities                $ 96   $ 145   $ 197    $ 355     $ 32   $ 100   $ 169    $ 354     $ 33   $ 100   $ 170    $ 355
 ---------------------------------------------------------------------------------------------------------------------------------
 Putnam Investors               $ 88   $ 122   $ 159    $ 281     $ 25   $  77   $ 131    $ 281     $ 25   $  77   $ 132    $ 281
 ---------------------------------------------------------------------------------------------------------------------------------
 Putnam Money Market            $ 85   $ 112   $ 142    $ 248     $ 21   $  67   $ 115    $ 248     $ 22   $  67   $ 115    $ 248
 ---------------------------------------------------------------------------------------------------------------------------------
 Putnam New Opportunities       $ 86   $ 115   $ 147    $ 257     $ 22   $  69   $ 119    $ 256     $ 23   $  70   $ 120    $ 257
 ---------------------------------------------------------------------------------------------------------------------------------
 Putnam New Value               $ 88   $ 121   $ 157    $ 277     $ 24   $  75   $ 129    $ 276     $ 25   $  76   $ 130    $ 277
 ---------------------------------------------------------------------------------------------------------------------------------
 Putnam OTC & Emerging Growth   $ 89   $ 124   $ 162    $ 286     $ 25   $  78   $ 134    $ 286     $ 26   $  79   $ 135    $ 286
 ---------------------------------------------------------------------------------------------------------------------------------
 Putnam Income                  $ 86   $ 117   $ 150    $ 263     $ 23   $  71   $ 122    $ 262     $ 23   $  72   $ 123    $ 263
 ---------------------------------------------------------------------------------------------------------------------------------
 Putnam Utilities Growth and
   Income                       $ 87   $ 118   $ 152    $ 268     $ 23   $  73   $ 125    $ 267     $ 24   $  73   $ 125    $ 268
 ---------------------------------------------------------------------------------------------------------------------------------
 Putnam Vista                   $ 87   $ 120   $ 155    $ 273     $ 24   $  74   $ 127    $ 272     $ 24   $  75   $ 128    $ 273
 ---------------------------------------------------------------------------------------------------------------------------------
 Putnam Voyager                 $ 85   $ 114   $ 145    $ 253     $ 22   $  68   $ 118    $ 253     $ 22   $  69   $ 118    $ 253
 ---------------------------------------------------------------------------------------------------------------------------------
 Putnam Research                $ 88   $ 122     N/A      N/A     $ 25   $  77     N/A      N/A     $ 25   $  77     N/A      N/A
 ---------------------------------------------------------------------------------------------------------------------------------
 Putnam Small Cap Value         $ 94   $ 139     N/A      N/A     $ 30   $  93     N/A      N/A     $ 31   $  94     N/A      N/A
 ---------------------------------------------------------------------------------------------------------------------------------

18                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                               FEE TABLE SUMMARY
                        Putnam Capital Manager Series IV
                      Contract Owner Transaction Expenses
                               (All Sub-Accounts)

 Sales Load Imposed on Purchases (as a percentage of Premium
   Payments)                                                           None
 -----------------------------------------------------------------------------
 Exchange Fee                                                            $0
 -----------------------------------------------------------------------------
 Deferred Sales Load (as a percentage of amounts withdrawn)
     First Year (1)                                                       7%
 -----------------------------------------------------------------------------
     Second Year                                                          6%
 -----------------------------------------------------------------------------
     Third Year                                                           5%
 -----------------------------------------------------------------------------
     Fourth Year                                                          4%
 -----------------------------------------------------------------------------
     Fifth Year                                                           3%
 -----------------------------------------------------------------------------
     Sixth Year                                                           2%
 -----------------------------------------------------------------------------
     Seventh Year                                                         1%
 -----------------------------------------------------------------------------
     Eighth Year                                                          0%
 -----------------------------------------------------------------------------
 Annual Maintenance Fee (2)                                             $25
 -----------------------------------------------------------------------------
 Annual Expenses -- Separate Account (as percentage of average account value)
     Mortality and Expense Risk                                        1.25%
 -----------------------------------------------------------------------------
     Administration Fees                                               0.15%
 -----------------------------------------------------------------------------
     Total Separate Account Annual Expenses                            1.40%
 -----------------------------------------------------------------------------
 Optional Death Benefit Rider:
     Optional Death Benefit Rider Charge (as a percentage of
      Sub-Account Value)                                               0.15%
 -----------------------------------------------------------------------------
 Total Separate Account Annual Expenses with Optional Death Benefit
   Rider                                                               1.55%
 -----------------------------------------------------------------------------

(1) Length of time from premium payment.

(2) The Annual Maintenance Fee is a single $25 charge on a Contract. It is deducted proportionally from the investment options in use at the time of the charge.

The purpose of the Fee Tables and Examples is to assist you in understanding various costs and expenses that you will pay directly or indirectly. The Fee Tables and Examples reflect expenses of the Separate Account and underlying Funds. We will deduct any Premium Taxes that apply.

The Examples should not be considered a representation of past or future expenses and actual expenses may be greater or less than those shown. The Annual Maintenance Fee has been reflected in the Examples by a method intended to show the "average" impact of the Annual Maintenance Fee on an investment in the Separate Account. We do this by approximating an "average" 0.05% annual charge.

HARTFORD LIFE INSURANCE COMPANY                                               19
--------------------------------------------------------------------------------

                         Annual Fund Operating Expenses
                        (as a percentage of net assets)

                                                                                       TOTAL FUND
                                                     MANAGEMENT                        OPERATING
                                                        FEES        OTHER EXPENSES      EXPENSES
 --------------------------------------------------------------------------------------------------
 Putnam VT Asia Pacific Growth Fund                     0.80%            0.32%            1.12%
 --------------------------------------------------------------------------------------------------
 Putnam VT Diversified Income Fund                      0.67%            0.11%            0.78%
 --------------------------------------------------------------------------------------------------
 Putnam VT The George Putnam Fund of Boston
   (1)(2)                                               0.49%            0.36%            0.85%
 --------------------------------------------------------------------------------------------------
 Putnam VT Global Asset Allocation Fund                 0.65%            0.13%            0.78%
 --------------------------------------------------------------------------------------------------
 Putnam VT Global Growth Fund                           0.60%            0.12%            0.72%
 --------------------------------------------------------------------------------------------------
 Putnam VT Growth and Income Fund                       0.46%            0.04%            0.50%
 --------------------------------------------------------------------------------------------------
 Putnam VT Health Sciences Fund (1)(2)                  0.56%            0.34%            0.90%
 --------------------------------------------------------------------------------------------------
 Putnam VT High Yield Fund                              0.64%            0.07%            0.71%
 --------------------------------------------------------------------------------------------------
 Putnam VT International Growth Fund                    0.80%            0.27%            1.07%
 --------------------------------------------------------------------------------------------------
 Putnam VT International Growth and Income Fund         0.80%            0.19%            0.99%
 --------------------------------------------------------------------------------------------------
 Putnam VT International New Opportunities Fund
   (2)                                                  1.18%            0.42%            1.60%
 --------------------------------------------------------------------------------------------------
 Putnam VT Investors Fund (1)(2)                        0.52%            0.33%            0.85%
 --------------------------------------------------------------------------------------------------
 Putnam VT Money Market Fund                            0.45%            0.08%            0.53%
 --------------------------------------------------------------------------------------------------
 Putnam VT New Opportunities Fund                       0.56%            0.05%            0.61%
 --------------------------------------------------------------------------------------------------
 Putnam VT New Value Fund                               0.70%            0.11%            0.81%
 --------------------------------------------------------------------------------------------------
 Putnam VT OTC & Emerging Growth Fund (1)(2)            0.56%            0.34%            0.90%
 --------------------------------------------------------------------------------------------------
 Putnam VT Income Fund (formerly Putnam VT U.S.
   Government and High Quality Bond Fund)               0.60%            0.07%            0.67%
 --------------------------------------------------------------------------------------------------
 Putnam VT Utilities Growth and Income Fund             0.65%            0.07%            0.72%
 --------------------------------------------------------------------------------------------------
 Putnam VT Vista Fund                                   0.65%            0.12%            0.77%
 --------------------------------------------------------------------------------------------------
 Putnam VT Voyager Fund                                 0.54%            0.04%            0.58%
 --------------------------------------------------------------------------------------------------
 Putnam VT Research Fund (1)(2)                         0.37%            0.48%            0.85%
 --------------------------------------------------------------------------------------------------
 Putnam VT Small Cap Value Fund (1)                     0.80%            0.59%            1.39%
 --------------------------------------------------------------------------------------------------

(1) Based on estimated expenses for the first fiscal year.

(2) The Management Fees and Other Expenses shown in the table above reflect an expense limitation. In the absence of an expense limitation, Management Fees, Other Expenses, and Total Fund Operating Expenses would have:

                                                                    TOTAL
                                                                     FUND
                                                          OTHER    OPERATING
                                        MANAGEMENT FEES  EXPENSES  EXPENSES
    -----------------------------------------------------------------------
    Putnam VT The George Putnam Fund of
      Boston                                  0.65%        0.36%     1.01%
    -----------------------------------------------------------------------
    Putnam VT Health Sciences Fund            0.70%        0.34%     1.04%
    -----------------------------------------------------------------------
    Putnam VT International New
      Opportunities Fund                      1.20%        0.42%     1.62%
    -----------------------------------------------------------------------
    Putnam VT Investors Fund                  0.65%        0.33%     0.98%
    -----------------------------------------------------------------------
    Putnam VT OTC & Emerging Growth
      Fund                                    0.70%        0.34%     1.04%
    -----------------------------------------------------------------------
    Putnam VT Research Fund                   0.65%        0.48%     1.13%
    -----------------------------------------------------------------------

20                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

EXAMPLE -- PUTNAM CAPITAL MANAGER SERIES IV

THIS EXAMPLE ASSUMES YOU DID NOT SELECT THE OPTIONAL DEATH BENEFIT RIDER.

                               If you surrender your Contract    If you annuitize your Contract    If you do not surrender your
                               at the end of the applicable      at the end of the applicable      Contract, you would pay the
                               time period, you would pay the    time period, you would pay the    following expenses on a $1,000
                               following expenses on a $1,000    following expenses on a $1,000    investment, assuming a 5%
                               investment, assuming a 5%         investment, assuming a 5%         annual return on assets:
                               annual return on assets:          annual return on assets:


 SUB-ACCOUNT                   1 YEAR 3 YEARS 5 YEARS 10 YEARS   1 YEAR 3 YEARS 5 YEARS 10 YEARS   1 YEAR 3 YEARS 5 YEARS 10 YEARS
 ---------------------------------------------------------------------------------------------------------------------------------
 Putnam Asia Pacific Growth
   Fund                         $ 89   $ 126   $ 165    $ 293     $ 26   $  80   $ 138    $ 293     $ 26   $  81   $ 138    $ 293
 ---------------------------------------------------------------------------------------------------------------------------------
 Putnam Diversifed Income Fund  $ 86   $ 115   $ 148    $ 259     $ 22   $  70   $ 120    $ 258     $ 23   $  70   $ 121    $ 259
 ---------------------------------------------------------------------------------------------------------------------------------
 Putnam The George Putnam Fund
   of Boston                    $ 87   $ 118   $ 151    $ 266     $ 23   $  72   $ 124    $ 265     $ 24   $  73   $ 124    $ 266
 ---------------------------------------------------------------------------------------------------------------------------------
 Putnam Global Asset
   Allocation Fund              $ 86   $ 115   $ 148    $ 259     $ 22   $  70   $ 120    $ 258     $ 23   $  70   $ 121    $ 259
 ---------------------------------------------------------------------------------------------------------------------------------
 Putnam Global Growth Fund      $ 85   $ 114   $ 145    $ 252     $ 22   $  68   $ 117    $ 252     $ 22   $  69   $ 118    $ 252
 ---------------------------------------------------------------------------------------------------------------------------------
 Putnam Growth and Income Fund  $ 83   $ 107   $ 133    $ 229     $ 19   $  61   $ 106    $ 228     $ 20   $  62   $ 106    $ 229
 ---------------------------------------------------------------------------------------------------------------------------------
 Putnam Health Sciences Fund    $ 87   $ 119   $ 154    $ 271     $ 24   $  74   $ 126    $ 270     $ 24   $  74   $ 127    $ 271
 ---------------------------------------------------------------------------------------------------------------------------------
 Putnam High Yield Fund         $ 85   $ 113   $ 144    $ 251     $ 22   $  68   $ 116    $ 251     $ 22   $  68   $ 117    $ 251
 ---------------------------------------------------------------------------------------------------------------------------------
 Putnam International Growth
   Fund                         $ 89   $ 124   $ 163    $ 288     $ 25   $  79   $ 135    $ 288     $ 26   $  79   $ 136    $ 288
 ---------------------------------------------------------------------------------------------------------------------------------
 Putnam International Growth
   and Income Fund              $ 88   $ 122   $ 158    $ 280     $ 24   $  76   $ 131    $ 280     $ 25   $  77   $ 131    $ 280
 ---------------------------------------------------------------------------------------------------------------------------------
 Putnam International New
   Opportunities Fund           $ 94   $ 141   $ 189    $ 340     $ 31   $  95   $ 162    $ 340     $ 31   $  96   $ 162    $ 340
 ---------------------------------------------------------------------------------------------------------------------------------
 Putnam Investors Fund          $ 87   $ 118   $ 151    $ 266     $ 23   $  72   $ 124    $ 265     $ 24   $  73   $ 124    $ 266
 ---------------------------------------------------------------------------------------------------------------------------------
 Putnam Money Market Fund       $ 83   $ 108   $ 135    $ 232     $ 20   $  62   $ 107    $ 232     $ 20   $  63   $ 108    $ 232
 ---------------------------------------------------------------------------------------------------------------------------------
 Putnam New Opportunities Fund  $ 84   $ 110   $ 139    $ 241     $ 21   $  65   $ 111    $ 240     $ 21   $  65   $ 112    $ 241
 ---------------------------------------------------------------------------------------------------------------------------------
 Putnam New Value Fund          $ 86   $ 116   $ 149    $ 262     $ 23   $  71   $ 122    $ 261     $ 23   $  71   $ 122    $ 262
 ---------------------------------------------------------------------------------------------------------------------------------
 Putnam OTC & Emerging Growth
   Fund                         $ 87   $ 119   $ 154    $ 271     $ 24   $  74   $ 126    $ 270     $ 24   $  74   $ 127    $ 271
 ---------------------------------------------------------------------------------------------------------------------------------
 Putnam Income Fund             $ 85   $ 112   $ 142    $ 247     $ 21   $  67   $ 114    $ 246     $ 22   $  67   $ 115    $ 247
 ---------------------------------------------------------------------------------------------------------------------------------
 Putnam Utilities Growth and
   Income Fund                  $ 85   $ 114   $ 145    $ 252     $ 22   $  68   $ 117    $ 252     $ 22   $  69   $ 118    $ 252
 ---------------------------------------------------------------------------------------------------------------------------------
 Putnam Vista Fund              $ 86   $ 115   $ 147    $ 258     $ 22   $  70   $ 120    $ 257     $ 23   $  70   $ 120    $ 258
 ---------------------------------------------------------------------------------------------------------------------------------
 Putnam Voyager Fund            $ 84   $ 109   $ 137    $ 238     $ 20   $  64   $ 110    $ 237     $ 21   $  64   $ 110    $ 238
 ---------------------------------------------------------------------------------------------------------------------------------
 Putnam Research Fund           $ 87   $ 118     N/A      N/A     $ 23   $  72     N/A      N/A     $ 24   $  73     N/A      N/A
 ---------------------------------------------------------------------------------------------------------------------------------
 Putnam Small Cap Value Fund    $ 92   $ 134     N/A      N/A     $ 29   $  89     N/A      N/A     $ 29   $  89     N/A      N/A
 ---------------------------------------------------------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               21
--------------------------------------------------------------------------------

EXAMPLE -- PUTNAM CAPITAL MANAGER SERIES IV

THIS EXAMPLE ASSUMES YOU DID SELECT THE OPTIONAL DEATH BENEFIT RIDER.

                               If you surrender your Contract    If you annuitize your Contract    If you do not surrender your
                               at the end of the applicable      at the end of the applicable      Contract, you would pay the
                               time period you would pay the     time period you would pay the     following expenses on a $1,000
                               following expenses on a $1,000    following expenses on a $1,000    investment, assuming a 5%
                               investment, assuming a 5%         investment, assuming a 5%         annual return on assets:
                               annual return on assets:          annual return on assets:


 SUB-ACCOUNT                   1 YEAR 3 YEARS 5 YEARS 10 YEARS   1 YEAR 3 YEARS 5 YEARS 10 YEARS   1 YEAR 3 YEARS 5 YEARS 10 YEARS
 ---------------------------------------------------------------------------------------------------------------------------------
 Putnam Asia Pacific Growth     $ 91   $ 131   $ 173    $ 308     $ 27   $  85   $ 145    $ 308     $ 28   $  86   $ 146    $ 308
 ---------------------------------------------------------------------------------------------------------------------------------
 Putnam Diversifed Income       $ 87   $ 120   $ 155    $ 274     $ 24   $  75   $ 128    $ 273     $ 24   $  75   $ 128    $ 274
 ---------------------------------------------------------------------------------------------------------------------------------
 Putnam The George Putnam Fund
   of Boston                    $ 88   $ 122   $ 159    $ 281     $ 25   $  77   $ 131    $ 281     $ 25   $  77   $ 132    $ 281
 ---------------------------------------------------------------------------------------------------------------------------------
 Putnam Global Asset
   Allocation                   $ 87   $ 120   $ 155    $ 274     $ 24   $  75   $ 128    $ 273     $ 24   $  75   $ 128    $ 274
 ---------------------------------------------------------------------------------------------------------------------------------
 Putnam Global Growth           $ 87   $ 118   $ 152    $ 268     $ 23   $  73   $ 125    $ 267     $ 24   $  73   $ 125    $ 268
 ---------------------------------------------------------------------------------------------------------------------------------
 Putnam Growth and Income       $ 85   $ 111   $ 141    $ 245     $ 21   $  66   $ 113    $ 244     $ 22   $  66   $ 114    $ 245
 ---------------------------------------------------------------------------------------------------------------------------------
 Putnam Health Sciences         $ 89   $ 124   $ 162    $ 286     $ 25   $  78   $ 134    $ 286     $ 26   $  79   $ 135    $ 286
 ---------------------------------------------------------------------------------------------------------------------------------
 Putnam High Yield              $ 87   $ 118   $ 152    $ 267     $ 23   $  72   $ 124    $ 266     $ 24   $  73   $ 125    $ 267
 ---------------------------------------------------------------------------------------------------------------------------------
 Putnam International Growth    $ 90   $ 129   $ 170    $ 303     $ 27   $  83   $ 143    $ 303     $ 27   $  84   $ 143    $ 303
 ---------------------------------------------------------------------------------------------------------------------------------
 Putnam International Growth
   and Income                   $ 90   $ 127   $ 166    $ 295     $ 26   $  81   $ 139    $ 295     $ 27   $  82   $ 139    $ 295
 ---------------------------------------------------------------------------------------------------------------------------------
 Putnam International New
   Opportunities                $ 96   $ 145   $ 197    $ 355     $ 32   $ 100   $ 169    $ 354     $ 33   $ 100   $ 170    $ 355
 ---------------------------------------------------------------------------------------------------------------------------------
 Putnam Investors               $ 88   $ 122   $ 159    $ 281     $ 25   $  77   $ 131    $ 281     $ 25   $  77   $ 132    $ 281
 ---------------------------------------------------------------------------------------------------------------------------------
 Putnam Money Market            $ 85   $ 112   $ 142    $ 248     $ 21   $  67   $ 115    $ 248     $ 22   $  67   $ 115    $ 248
 ---------------------------------------------------------------------------------------------------------------------------------
 Putnam New Opportunities       $ 86   $ 115   $ 147    $ 257     $ 22   $  69   $ 119    $ 256     $ 23   $  70   $ 120    $ 257
 ---------------------------------------------------------------------------------------------------------------------------------
 Putnam New Value               $ 88   $ 121   $ 157    $ 277     $ 24   $  75   $ 129    $ 276     $ 25   $  76   $ 130    $ 277
 ---------------------------------------------------------------------------------------------------------------------------------
 Putnam OTC & Emerging Growth   $ 89   $ 124   $ 162    $ 286     $ 25   $  78   $ 134    $ 286     $ 26   $  79   $ 135    $ 286
 ---------------------------------------------------------------------------------------------------------------------------------
 Putnam Income                  $ 86   $ 117   $ 150    $ 263     $ 23   $  71   $ 122    $ 262     $ 23   $  72   $ 123    $ 263
 ---------------------------------------------------------------------------------------------------------------------------------
 Putnam Utilities Growth and
   Income                       $ 87   $ 118   $ 152    $ 268     $ 23   $  73   $ 125    $ 267     $ 24   $  73   $ 125    $ 268
 ---------------------------------------------------------------------------------------------------------------------------------
 Putnam Vista                   $ 87   $ 120   $ 155    $ 273     $ 24   $  74   $ 127    $ 272     $ 24   $  75   $ 128    $ 273
 ---------------------------------------------------------------------------------------------------------------------------------
 Putnam Voyager                 $ 85   $ 114   $ 145    $ 253     $ 22   $  68   $ 118    $ 253     $ 22   $  69   $ 118    $ 253
 ---------------------------------------------------------------------------------------------------------------------------------
 Putnam Research                $ 88   $ 122     N/A      N/A     $ 25   $  77     N/A      N/A     $ 25      77     N/A      N/A
 ---------------------------------------------------------------------------------------------------------------------------------
 Putnam Small Cap Value         $ 94   $ 139     N/A      N/A     $ 30   $  93     N/A      N/A     $ 31   $  94     N/A      N/A
 ---------------------------------------------------------------------------------------------------------------------------------

22                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                               FEE TABLE SUMMARY
                        Putnam Capital Manager Series V
                      Contract Owner Transaction Expenses

 Sales Load Imposed on Purchases (as a percentage of Premium
   Payments)                                                           None
 -----------------------------------------------------------------------------
 Deferred Sales Charge (as a percentage of amounts Surrendered)
     First Year (1)                                                       6%
 -----------------------------------------------------------------------------
     Second Year                                                          6%
 -----------------------------------------------------------------------------
     Third Year                                                           5%
 -----------------------------------------------------------------------------
     Fourth Year                                                          5%
 -----------------------------------------------------------------------------
     Fifth Year                                                           4%
 -----------------------------------------------------------------------------
     Sixth Year                                                           3%
 -----------------------------------------------------------------------------
     Seventh Year                                                         2%
 -----------------------------------------------------------------------------
     Eighth Year                                                          0%
 -----------------------------------------------------------------------------
 Annual Maintenance Fee (2)                                             $30
 -----------------------------------------------------------------------------
 Separate Account Annual Expenses (as a percentage of average
   Sub-Account Value)
     Mortality and Expense Risk Charge                                 1.25%
 -----------------------------------------------------------------------------
     Administrative Fee                                                0.15%
 -----------------------------------------------------------------------------
     Total Separate Account Annual Expenses                            1.40%
 -----------------------------------------------------------------------------
 Optional Death Benefit Rider:
     Optional Death Benefit Rider Charge (as a percentage of
      Sub-Account Value)                                               0.15%
 -----------------------------------------------------------------------------
 Total Separate Account Annual Expenses with Optional Death Benefit
   Rider                                                               1.55%
 -----------------------------------------------------------------------------

(1) Length of time from Premium Payment.

(2) An annual $30 charge deducted on a Contract Anniversary or upon full Surrender if the Contract Value at either of those times is less than $50,000. The charge is deducted proportionately from each Account in which you are invested.

The purpose of the Fee Tables and Examples is to assist you in understanding various costs and expenses that you will pay directly or indirectly. The Fee Tables and Examples reflect expenses of the Separate Account and underlying Funds. We will deduct any Premium Taxes that apply.

The Examples should not be considered a representation of past or future expenses and actual expenses may be greater or less than those shown. The Annual Maintenance Fee has been reflected in the Examples by a method intended to show the "average" impact of the Annual Maintenance Fee on an investment in the Separate Account. We do this by approximating an "average" 0.06% annual charge.

HARTFORD LIFE INSURANCE COMPANY                                               23
--------------------------------------------------------------------------------

                         Annual Fund Operating Expenses
                        (As a percentage of net assets)

                                                     MANAGEMENT                     TOTAL FUND
                                                   FEES EXPENSES                    OPERATING
                                                     INCLUDING         OTHER        INCLUDING
                                                      WAIVERS        EXPENSES        WAIVERS
 -----------------------------------------------------------------------------------------------
 Putnam VT Asia Pacific Growth Fund                     0.80%             0.32%        1.12%
 -----------------------------------------------------------------------------------------------
 Putnam VT Diversified Income Fund                      0.67%             0.11%        0.78%
 -----------------------------------------------------------------------------------------------
 Putnam VT The George Putnam Fund of Boston
   (1)(2)                                               0.49%             0.36%        0.85%
 -----------------------------------------------------------------------------------------------
 Putnam VT Global Asset Allocation Fund                 0.65%             0.13%        0.78%
 -----------------------------------------------------------------------------------------------
 Putnam VT Global Growth Fund                           0.60%             0.12%        0.72%
 -----------------------------------------------------------------------------------------------
 Putnam VT Growth and Income Fund                       0.46%             0.04%        0.50%
 -----------------------------------------------------------------------------------------------
 Putnam VT Health Sciences Fund (1)(2)                  0.56%             0.34%        0.90%
 -----------------------------------------------------------------------------------------------
 Putnam VT High Yield Fund                              0.64%             0.07%        0.71%
 -----------------------------------------------------------------------------------------------
 Putnam VT Income Fund (formerly Putnam VT U.S.
   Government and High Quality Bond Fund)               0.60%             0.07%        0.67%
 -----------------------------------------------------------------------------------------------
 Putnam VT International Growth Fund                    0.80%             0.27%        1.07%
 -----------------------------------------------------------------------------------------------
 Putnam VT International Growth and Income Fund         0.80%             0.19%        0.99%
 -----------------------------------------------------------------------------------------------
 Putnam VT International New Opportunities Fund
   (2)                                                  1.18%             0.42%        1.60%
 -----------------------------------------------------------------------------------------------
 Putnam VT Investors Fund (1)(2)                        0.52%             0.33%        0.85%
 -----------------------------------------------------------------------------------------------
 Putnam VT Money Market Fund                            0.45%             0.08%        0.53%
 -----------------------------------------------------------------------------------------------
 Putnam VT New Opportunities Fund                       0.56%             0.05%        0.61%
 -----------------------------------------------------------------------------------------------
 Putnam VT New Value Fund                               0.70%             0.11%        0.81%
 -----------------------------------------------------------------------------------------------
 Putnam VT OTC & Emerging Growth Fund (1)(2)            0.56%             0.34%        0.90%
 -----------------------------------------------------------------------------------------------
 Putnam VT Research Fund (1)(2)                         0.37%             0.48%        0.85%
 -----------------------------------------------------------------------------------------------
 Putnam VT Small Cap Value Fund (1)                     0.80%             0.59%        1.39%
 -----------------------------------------------------------------------------------------------
 Putnam VT Utilities Growth and Income Fund             0.65%             0.07%        0.72%
 -----------------------------------------------------------------------------------------------
 Putnam VT Vista Fund                                   0.65%             0.12%        0.77%
 -----------------------------------------------------------------------------------------------
 Putnam VT Voyager Fund                                 0.54%             0.04%        0.58%
 -----------------------------------------------------------------------------------------------

(1) Based on estimated expenses for the first fiscal year.

(2) The Management Fees and Other Expenses shown in the table above reflect an expense limitation. In the absence of an expense limitation, Management Fees, Other Expenses, and Total Fund Operating Expenses would have been:

                                                                            TOTAL FUND
                                                                            OPERATING
                                        MANAGEMENT FEES  OTHER EXPENSES      EXPENSES
    ------------------------------------------------------------------------------------
    Putnam VT The George Putnam Fund of
      Boston                                  0.65%           0.36%            1.01%
    ------------------------------------------------------------------------------------
    Putnam VT Health Sciences Fund            0.70%           0.34%            1.04%
    ------------------------------------------------------------------------------------
    Putnam VT International New
      Opportunities Fund                      1.20%           0.42%            1.62%
    ------------------------------------------------------------------------------------
    Putnam VT Investors Fund                  0.65%           0.33%            0.98%
    ------------------------------------------------------------------------------------
    Putnam VT OTC & Emerging Growth
      Fund                                    0.70%           0.34%            1.04%
    ------------------------------------------------------------------------------------
    Putnam VT Research Fund                   0.65%           0.48%            1.13%
    ------------------------------------------------------------------------------------

24                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

EXAMPLE -- PUTNAM CAPITAL MANAGER SERIES V

THIS EXAMPLE ASSUMES YOU DID NOT SELECT THE OPTIONAL DEATH BENEFIT RIDER.

                               If you surrender your Contract    If you annuitize your Contract    If you do not surrender your
                               at the end of the applicable      at the end of the applicable      Contract, you would pay the
                               time period, you would pay the    time period, you would pay the    following expenses on a $1,000
                               following expenses on a $1,000    following expenses on a $1,000    investment, assuming a 5%
                               investment, assuming a 5%         investment, assuming a 5%         annual return on assets:
                               annual return on assets:          annual return on assets:


 SUB-ACCOUNT                   1 YEAR 3 YEARS 5 YEARS 10 YEARS   1 YEAR 3 YEARS 5 YEARS 10 YEARS   1 YEAR 3 YEARS 5 YEARS 10 YEARS
 ---------------------------------------------------------------------------------------------------------------------------------
 Putnam Asia Pacific Growth     $ 80   $ 126   $ 175    $ 294     $ 26   $  81   $ 138    $ 294     $ 26   $  81   $ 139    $ 294
 ---------------------------------------------------------------------------------------------------------------------------------
 Putnam Diversified Income      $ 77   $ 116   $ 157    $ 260     $ 22   $  70   $ 120    $ 259     $ 23   $  71   $ 121    $ 260
 ---------------------------------------------------------------------------------------------------------------------------------
 Putnam The George Putnam Fund
   of Boston                    $ 78   $ 118   $ 161    $ 267     $ 23   $  72   $ 124    $ 266     $ 24   $  73   $ 125    $ 267
 ---------------------------------------------------------------------------------------------------------------------------------
 Putnam Global Asset
   Allocation                   $ 77   $ 116   $ 157    $ 260     $ 22   $  70   $ 120    $ 259     $ 23   $  71   $ 121    $ 260
 ---------------------------------------------------------------------------------------------------------------------------------
 Putnam Global Growth           $ 76   $ 114   $ 154    $ 253     $ 22   $  68   $ 117    $ 253     $ 22   $  69   $ 118    $ 253
 ---------------------------------------------------------------------------------------------------------------------------------
 Putnam Growth and Income       $ 74   $ 107   $ 143    $ 230     $ 19   $  67   $ 106    $ 229     $ 20   $  62   $ 107    $ 230
 ---------------------------------------------------------------------------------------------------------------------------------
 Putnam Health Sciences         $ 78   $ 119   $ 163    $ 272     $ 24   $  74   $ 127    $ 271     $ 24   $  74   $ 127    $ 272
 ---------------------------------------------------------------------------------------------------------------------------------
 Putnam High Yield Fund         $ 76   $ 114   $ 154    $ 252     $ 22   $  68   $ 117    $ 252     $ 22   $  69   $ 118    $ 252
 ---------------------------------------------------------------------------------------------------------------------------------
 Putnam International Growth    $ 80   $ 125   $ 172    $ 289     $ 25   $  79   $ 135    $ 289     $ 26   $  80   $ 136    $ 289
 ---------------------------------------------------------------------------------------------------------------------------------
 Putnam International Growth
   and Income                   $ 79   $ 122   $ 168    $ 281     $ 24   $  77   $ 131    $ 280     $ 25   $  77   $ 132    $ 281
 ---------------------------------------------------------------------------------------------------------------------------------
 Putnam International New
   Opportunities                $ 85   $ 141   $ 199    $ 341     $ 31   $  95   $ 162    $ 341     $ 31   $  96   $ 163    $ 341
 ---------------------------------------------------------------------------------------------------------------------------------
 Putnam Investors               $ 78   $ 118   $ 161    $ 267     $ 23   $  72   $ 124    $ 266     $ 24   $  73   $ 125    $ 267
 ---------------------------------------------------------------------------------------------------------------------------------
 Putnam Money Market            $ 74   $ 108   $ 144    $ 233     $ 20   $  62   $ 108    $ 233     $ 20   $  63   $ 108    $ 233
 ---------------------------------------------------------------------------------------------------------------------------------
 Putnam New Opportunities       $ 75   $ 111   $ 148    $ 242     $ 21   $  65   $ 112    $ 241     $ 21   $  66   $ 112    $ 242
 ---------------------------------------------------------------------------------------------------------------------------------
 Putnam New Value               $ 77   $ 117   $ 159    $ 263     $ 23   $  71   $ 122    $ 262     $ 23   $  72   $ 123    $ 263
 ---------------------------------------------------------------------------------------------------------------------------------
 Putnam OTC & Emerging          $ 78   $ 119   $ 163    $ 272     $ 24   $  74   $ 127    $ 271     $ 24   $  74   $ 127    $ 272
 ---------------------------------------------------------------------------------------------------------------------------------
 Putnam Income                  $ 76   $ 112   $ 151    $ 248     $ 21   $  67   $ 115    $ 247     $ 22   $  67   $ 115    $ 248
 ---------------------------------------------------------------------------------------------------------------------------------
 Putnam Utilities Growth and
   Income                       $ 76   $ 114   $ 145    $ 253     $ 22   $  68   $ 117    $ 253     $ 22   $  69   $ 118    $ 253
 ---------------------------------------------------------------------------------------------------------------------------------
 Putnam Vista                   $ 77   $ 115   $ 157    $ 259     $ 22   $  70   $ 120    $ 258     $ 23   $  70   $ 121    $ 259
 ---------------------------------------------------------------------------------------------------------------------------------
 Putnam Voyager                 $ 75   $ 110   $ 147    $ 239     $ 20   $  64   $ 110    $ 238     $ 21   $  65   $ 111    $ 239
 ---------------------------------------------------------------------------------------------------------------------------------
 Putnam Research                $ 78   $ 118     N/A      N/A     $ 23   $  72     N/A      N/A     $ 24   $  73     N/A      N/A
 ---------------------------------------------------------------------------------------------------------------------------------
 Putnam Small Cap Value         $ 83   $ 134     N/A      N/A     $ 29   $  89     N/A      N/A     $ 29   $  89     N/A      N/A
 ---------------------------------------------------------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               25
--------------------------------------------------------------------------------

EXAMPLE -- PUTNAM CAPITAL MANAGER SERIES V

THIS EXAMPLE ASSUMES YOU DID SELECT THE OPTIONAL DEATH BENEFIT RIDER.

                               If you Surrender your Contract    If you annuitize your Contract    If you do not Surrender your
                               at the end of the applicable      at the end of the applicable      Contract, you would pay the
                               time period you would pay the     time period you would pay the     following expenses on a $1,000
                               following expenses on a $1,000    following expenses on a $1,000    investment, assuming a 5%
                               investment, assuming a 5%         investment, assuming a 5%         annual return on assets:
                               annual return on assets:          annual return on assets:


 SUB-ACCOUNT                   1 YEAR 3 YEARS 5 YEARS 10 YEARS   1 YEAR 3 YEARS 5 YEARS 10 YEARS   1 YEAR 3 YEARS 5 YEARS 10 YEARS
 ---------------------------------------------------------------------------------------------------------------------------------
 Putnam Asia Pacific Growth     $ 82   $ 131   $ 182    $ 309     $ 27   $  85   $ 146    $ 308     $ 28   $  86   $ 146    $ 309
 ---------------------------------------------------------------------------------------------------------------------------------
 Putnam Diversified Income      $ 78   $ 120   $ 165    $ 275     $ 24   $  75   $ 128    $ 274     $ 24   $  75   $ 129    $ 275
 ---------------------------------------------------------------------------------------------------------------------------------
 Putnam Global Asset
   Allocation                   $ 78   $ 120   $ 165    $ 275     $ 24   $  75   $ 128    $ 274     $ 24   $  75   $ 129    $ 275
 ---------------------------------------------------------------------------------------------------------------------------------
 Putnam Global Growth           $ 78   $ 119   $ 162    $ 269     $ 23   $  73   $ 125    $ 268     $ 24   $  74   $ 126    $ 269
 ---------------------------------------------------------------------------------------------------------------------------------
 Putnam Growth and Income       $ 76   $ 112   $ 150    $ 246     $ 21   $  66   $ 114    $ 245     $ 22   $  67   $ 114    $ 246
 ---------------------------------------------------------------------------------------------------------------------------------
 Putnam Health Sciences         $ 80   $ 124   $ 171    $ 287     $ 25   $  78   $ 134    $ 287     $ 26   $  79   $ 135    $ 287
 ---------------------------------------------------------------------------------------------------------------------------------
 Putnam Income                  $ 77   $ 117   $ 159    $ 264     $ 23   $  71   $ 123    $ 263     $ 23   $  72   $ 123    $ 264
 ---------------------------------------------------------------------------------------------------------------------------------
 Putnam High Yield Fund         $ 78   $ 118   $ 161    $ 268     $ 23   $  73   $ 125    $ 267     $ 24   $  73   $ 125    $ 268
 ---------------------------------------------------------------------------------------------------------------------------------
 Putnam International Growth    $ 81   $ 129   $ 180    $ 304     $ 27   $  84   $ 143    $ 304     $ 27   $  84   $ 144    $ 304
 ---------------------------------------------------------------------------------------------------------------------------------
 Putnam International Growth
   and Income                   $ 81   $ 127   $ 176    $ 296     $ 26   $  81   $ 139    $ 296     $ 27   $  82   $ 140    $ 296
 ---------------------------------------------------------------------------------------------------------------------------------
 Putnam International New
   Opportunities                $ 87   $ 145   $ 206    $ 356     $ 32   $ 100   $ 170    $ 355     $ 33   $ 100   $ 170    $ 356
 ---------------------------------------------------------------------------------------------------------------------------------
 Putnam Investors               $ 79   $ 123   $ 168    $ 282     $ 25   $  77   $ 132    $ 281     $ 25   $  78   $ 132    $ 282
 ---------------------------------------------------------------------------------------------------------------------------------
 Putnam Money Market            $ 76   $ 113   $ 152    $ 249     $ 21   $  67   $ 115    $ 248     $ 22   $  68   $ 116    $ 249
 ---------------------------------------------------------------------------------------------------------------------------------
 Putnam New Opportunities       $ 77   $ 115   $ 156    $ 258     $ 22   $  69   $ 119    $ 257     $ 23   $  70   $ 120    $ 258
 ---------------------------------------------------------------------------------------------------------------------------------
 Putnam New Value               $ 79   $ 121   $ 166    $ 278     $ 24   $  76   $ 130    $ 277     $ 25   $  76   $ 130    $ 278
 ---------------------------------------------------------------------------------------------------------------------------------
 Putnam OTC & Emerging Growth   $ 80   $ 124   $ 171    $ 287     $ 25   $  78   $ 134    $ 287     $ 26   $  79   $ 135    $ 287
 ---------------------------------------------------------------------------------------------------------------------------------
 Putnam Research                $ 79   $ 123     N/A      N/A     $ 25   $  77     N/A      N/A     $ 25   $  78     N/A      N/A
 ---------------------------------------------------------------------------------------------------------------------------------
 Putnam Small Cap Value         $ 85   $ 139     N/A      N/A     $ 30   $  93     N/A      N/A     $ 31   $  94     N/A      N/A
 ---------------------------------------------------------------------------------------------------------------------------------
 The George Putnam Fund         $ 79   $ 123   $ 168    $ 282     $ 25   $  77   $ 132    $ 281     $ 25   $  78   $ 132    $ 282
 ---------------------------------------------------------------------------------------------------------------------------------
 Putnam Utilities Growth and
   Income                       $ 78   $ 119   $ 162    $ 269     $ 23   $  73   $ 125    $ 268     $ 24   $  74   $ 126    $ 269
 ---------------------------------------------------------------------------------------------------------------------------------
 Putnam Vista                   $ 78   $ 120   $ 164    $ 274     $ 24   $  74   $ 128    $ 273     $ 24   $  75   $ 128    $ 274
 ---------------------------------------------------------------------------------------------------------------------------------
 Putnam Voyager                 $ 76   $ 114   $ 155    $ 254     $ 22   $  69   $ 118    $ 254     $ 22   $  69   $ 119    $ 254
 ---------------------------------------------------------------------------------------------------------------------------------

26                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

ACCUMULATION UNIT VALUES

(For an Accumulation Unit outstanding throughout the period)

The following information has been derived from the audited financial statements of the Separate Account, which have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their report with respect thereto, and should be read in conjunction with those statements which are included in the Statement of Additional Information, which is incorporated by reference in this Prospectus. No information is shown for the Putnam Small Cap Value Sub-Account because the Sub-Account had not commenced operation as of December 31, 1998.

                                                                        YEAR ENDED DECEMBER 31,
                                    1998     1997     1996     1995     1994     1993     1992     1991     1990     1989     1988
------------------------------------------------------------------------------------------------------------------------------------
PUTNAM ASIA PACIFIC GROWTH
 SUB-ACCOUNT
 (Inception date May 1, 1995)
Accumulation Unit Value at
 beginning of period               $ 9.176  $10.903  $10.135  $10.000       --       --       --       --       --       --       --
------------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of
 period                            $ 8.552  $ 9.176  $10.903  $10.135       --       --       --       --       --       --       --
------------------------------------------------------------------------------------------------------------------------------------
Number of Accumulation Units
 outstanding at end of period (in
 thousands)                          3,614    4,108    4,437    1,040       --       --       --       --       --       --       --
------------------------------------------------------------------------------------------------------------------------------------
PUTNAM DIVERSIFIED INCOME
 SUB-ACCOUNT
 (Inception date September 15,
 1993)
Accumulation Unit Value at
 beginning of period               $12.841  $12.127  $11.302  $ 9.622  $10.188  $10.000       --       --       --       --       --
------------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of
 period                            $12.489  $12.841  $12.127  $11.302  $ 9.622  $10.188       --       --       --       --       --
------------------------------------------------------------------------------------------------------------------------------------
Number of Accumulation Units
 outstanding at end of period (in
 thousands)                         27,362   24,442   20,955   14,967   13,403    4,428       --       --       --       --       --
------------------------------------------------------------------------------------------------------------------------------------
PUTNAM THE GEORGE PUTNAM FUND OF
 BOSTON
 SUB-ACCOUNT
 (Inception date May 1, 1998)
Accumulation Unit Value at
 beginning of period               $10.000       --       --       --       --       --       --       --       --       --
------------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of
 period                            $10.242       --       --       --       --       --       --       --       --       --
------------------------------------------------------------------------------------------------------------------------------------
Number of Accumulation Units
 outstanding at end of period (in
 thousands)                          4,571       --       --       --       --       --       --       --       --       --
------------------------------------------------------------------------------------------------------------------------------------
PUTNAM GLOBAL ASSET ALLOCATION
 SUB-ACCOUNT
 (Inception date February 1,
 1988)
Accumulation Unit Value at
 beginning of period               $27.026  $22.902  $20.087  $16.355  $16.988  $14.665  $13.992  $11.922  $12.068  $10.545  $10.000
------------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of
 period                            $30.256  $27.026  $22.902  $20.087  $16.355  $16.988  $14.665  $13.992  $11.922  $12.068  $10.545
------------------------------------------------------------------------------------------------------------------------------------
Number of Accumulation Units
 outstanding at end of period (in
 thousands)                         16,196   17,958   17,521   16,019   16,507   12,914    8,580    5,829    4,300    3,293    2,274
------------------------------------------------------------------------------------------------------------------------------------
PUTNAM GLOBAL GROWTH SUB-ACCOUNT
 (Inception date May 1, 1990)
Accumulation Unit Value at
 beginning of period               $19.497  $17.294  $14.963  $13.119  $13.432  $10.289  $10.472  $ 9.233  $10.000       --       --
------------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of
 period                            $24.940  $19.497  $17.294  $14.963  $13.119  $13.432  $10.289  $10.472  $ 9.233       --       --
------------------------------------------------------------------------------------------------------------------------------------
Number of Accumulation Units
 outstanding at end of period (in
 thousands)                         34,221   36,912   36,757   29,701   30,285   17,711    7,638    3,800    1,405       --       --
------------------------------------------------------------------------------------------------------------------------------------
PUTNAM GROWTH AND INCOME
 SUB-ACCOUNT
 (Inception date February 1,
 1988)
Accumulation Unit Value at
 beginning of period               $40.036  $32.703  $27.201  $20.178  $20.390  $18.096  $16.720  $14.243  $14.166  $11.848  $10.000
------------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of
 period                            $45.567  $40.036  $32.703  $27.201  $20.178  $20.390  $18.096  $16.720  $14.243  $14.166  $11.848
------------------------------------------------------------------------------------------------------------------------------------
Number of Accumulation Units
 outstanding at end of period (in
 thousands)                        108,446  108,147   96,383   76,865   67,016   53,464   32,856   19,420   10,888    7,037    2,187
------------------------------------------------------------------------------------------------------------------------------------
PUTNAM HEALTH SCIENCES
 SUB-ACCOUNT
 (Inception date May 1, 1998)
Accumulation Unit Value at
 beginning of period               $10.000       --       --       --       --       --       --       --       --       --
------------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of
 period                            $10.849       --       --       --       --       --       --       --       --       --
------------------------------------------------------------------------------------------------------------------------------------
Number of Accumulation Units
 outstanding at end of period (in
 thousands)                          4,962       --       --       --       --       --       --       --       --       --
------------------------------------------------------------------------------------------------------------------------------------
PUTNAM HIGH YIELD SUB-ACCOUNT
 (Inception date February 1,
 1988)
Accumulation Unit Value at
 beginning of period               $25.575  $22.682  $20.390  $17.476  $17.890  $15.173  $12.932  $ 9.055  $10.200  $10.624  $10.000
------------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of
 period                            $23.742  $25.575  $22.682  $20.390  $17.476  $17.890  $15.173  $12.932  $ 9.055  $10.200  $10.624
------------------------------------------------------------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               27
--------------------------------------------------------------------------------

                                                                        YEAR ENDED DECEMBER 31,
                                    1998     1997     1996     1995     1994     1993     1992     1991     1990     1989     1988
------------------------------------------------------------------------------------------------------------------------------------
Number of Accumulation Units
 outstanding at end of period (in
 thousands)                         18,670   17,697   16,479   13,646   11,462   11,174    7,076    3,296    2,072    2,680    1,822
------------------------------------------------------------------------------------------------------------------------------------

PUTNAM INTERNATIONAL GROWTH
 SUB-ACCOUNT
 (Inception date January 2, 1997)
Accumulation Unit Value at
 beginning of period               $11.451  $10.000       --       --       --       --       --       --       --       --       --
------------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of
 period                            $13.403  $11.451       --       --       --       --       --       --       --       --       --
------------------------------------------------------------------------------------------------------------------------------------
Number of Accumulation Units
 outstanding at end of period (in
 thousands)                          8,642    4,787       --       --       --       --       --       --       --       --       --
------------------------------------------------------------------------------------------------------------------------------------

28                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                        YEAR ENDED DECEMBER 31,
                                    1998     1997     1996     1995     1994     1993     1992     1991     1990     1989     1988
------------------------------------------------------------------------------------------------------------------------------------
PUTNAM INTERNATIONAL GROWTH AND
 INCOME
 SUB-ACCOUNT
 (Inception date January 2, 1997)
Accumulation Unit Value at
 beginning of period               $11.776  $10.000       --       --       --       --       --       --       --       --       --
------------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of
 period                            $12.922  $11.776       --       --       --       --       --       --       --       --       --
------------------------------------------------------------------------------------------------------------------------------------
Number of Accumulation Units
 outstanding at end of period (in
 thousands)                          9,450    7,320       --       --       --       --       --       --       --       --       --
------------------------------------------------------------------------------------------------------------------------------------
PUTNAM INTERNATIONAL NEW
 OPPORTUNITIES
 SUB-ACCOUNT
 (Inception date January 2, 1997)
Accumulation Unit Value at
 beginning of period               $ 9.850  $10.000       --       --       --       --       --       --       --       --       --
------------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of
 period                            $11.226  $ 9.850       --       --       --       --       --       --       --       --       --
------------------------------------------------------------------------------------------------------------------------------------
Number of Accumulation Units
 outstanding at end of period (in
 thousands)                          4,790    4,026       --       --       --       --       --       --       --       --       --
------------------------------------------------------------------------------------------------------------------------------------
PUTNAM INVESTORS SUB-ACCOUNT
 (Inception date May 1, 1998)
Accumulation Unit Value at
 beginning of period                    --       --       --       --       --       --       --       --       --       --
------------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of
 period                            $11.432       --       --       --       --       --       --       --       --       --
------------------------------------------------------------------------------------------------------------------------------------
Number of Accumulation Units
 outstanding at end of period (in
 thousands)                          9,336       --       --       --       --       --       --       --       --       --
------------------------------------------------------------------------------------------------------------------------------------
PUTNAM MONEY MARKET SUB-ACCOUNT
 (Inception date February 1,
 1988)
Accumulation Unit Value at
 beginning of period               $ 1.483  $ 1.429  $ 1.379  $ 1.325  $ 1.294  $ 1.277  $ 1.250  $ 1.197  $ 1.124  $ 1.045  $ 1.000
------------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of
 period                            $ 1.538  $ 1.483  $ 1.429  $ 1.379  $ 1.325  $ 1.294  $ 1.277  $ 1.250  $ 1.197  $ 1.124  $ 1.045
------------------------------------------------------------------------------------------------------------------------------------
Number of Accumulation Units
 outstanding at end of period (in
 thousands)                        194,641  136,311  140,033  107,934  144,950   86,677   80,182   62,638   64,849   21,986   13,212
------------------------------------------------------------------------------------------------------------------------------------
PUTNAM NEW OPPORTUNITIES
 SUB-ACCOUNT
 (Inception date May 2, 1994)
Accumulation Unit Value at
 beginning of period               $20.223  $16.635  $15.312  $10.718  $10.000       --       --       --       --       --       --
------------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of
 period                            $24.805  $20.223  $16.635  $15.312  $10.718       --       --       --       --       --       --
------------------------------------------------------------------------------------------------------------------------------------
Number of Accumulation Units
 outstanding at end of period (in
 thousands)                         44,315   42,525   38,289   15,860    3,681       --       --       --       --       --       --
------------------------------------------------------------------------------------------------------------------------------------
PUTNAM NEW VALUE SUB-ACCOUNT
 (Inception date January 2, 1997)
Accumulation Unit Value at
 beginning of period               $11.597  $10.000       --       --       --       --       --       --       --       --       --
------------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of
 period                            $12.151  $11.597       --       --       --       --       --       --       --       --       --
------------------------------------------------------------------------------------------------------------------------------------
Number of Accumulation Units
 outstanding at end of period (in
 thousands)                          8,158    6,466       --       --       --       --       --       --       --       --       --
------------------------------------------------------------------------------------------------------------------------------------
PUTNAM OTC & EMERGING GROWTH
 SUB-ACCOUNT
 (Inception date May 1, 1998)
Accumulation Unit Value at
 beginning of period               $10.000       --       --       --       --       --       --       --       --       --
------------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of
 period                            $ 9.980       --       --       --       --       --       --       --       --       --
------------------------------------------------------------------------------------------------------------------------------------
Number of Accumulation Units
 outstanding at end of period (in
 thousands)                            922       --       --       --       --       --       --       --       --       --
------------------------------------------------------------------------------------------------------------------------------------
PUTNAM RESEARCH SUB-ACCOUNT
 (Inception date September 30,
 1998)
Accumulation Unit Value at
 beginning of period               $10.000       --       --       --       --       --       --       --       --       --
------------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of
 period                            $12.497       --       --       --       --       --       --       --       --       --
------------------------------------------------------------------------------------------------------------------------------------
Number of Accumulation Units
 outstanding at end of period (in
 thousands)                            522       --       --       --       --       --       --       --       --       --
------------------------------------------------------------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               29
--------------------------------------------------------------------------------

                                                                        YEAR ENDED DECEMBER 31,
                                    1998     1997     1996     1995     1994     1993     1992     1991     1990     1989     1988
------------------------------------------------------------------------------------------------------------------------------------
PUTNAM INCOME SUB-ACCOUNT
 (Inception date February 1,
 1988)
Accumulation Unit Value at
 beginning of period               $19.959  $18.631  $18.448  $15.533  $16.277  $14.833  $13.994  $12.100  $11.414  $10.150  $10.000
------------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of
 period                            $21.305  $19.959  $18.631  $18.448  $15.533  $16.277  $14.833  $13.994  $12.100  $11.414  $10.150
------------------------------------------------------------------------------------------------------------------------------------
Number of Accumulation Units
 outstanding at end of period (in
 thousands                          29,232   26,461   29,395   30,489   33,516   37,806   27,611   16,368    8,107    5,399    2,786
------------------------------------------------------------------------------------------------------------------------------------
PUTNAM UTILITIES GROWTH AND
 INCOME SUB-ACCOUNT
 (Inception date May 4, 1992)
Accumulation Unit Value at
 beginning of period               $20.143  $16.072  $14.075  $10.889  $11.876  $10.618  $10.000       --       --       --       --
------------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of
 period                            $22.826  $20.143  $16.072  $14.075  $10.889  $11.876  $10.618       --       --       --       --
------------------------------------------------------------------------------------------------------------------------------------
Number of Accumulation Units
 outstanding at end of period (in
 thousands)                         23,490   22,198   23,096   22,892   23,090   26,176    5,956       --       --       --       --
------------------------------------------------------------------------------------------------------------------------------------
PUTNAM VISTA SUB-ACCOUNT
 (Inception date January 2, 1997)
Accumulation Unit Value at
 beginning of period               $12.151  $10.000       --       --       --       --       --       --       --       --       --
------------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of
 period                            $14.316  $12.151       --       --       --       --       --       --       --       --       --
------------------------------------------------------------------------------------------------------------------------------------
Number of Accumulation Units
 outstanding at end of period (in
 thousands)                          8,596    5,662       --       --       --       --       --       --       --       --       --
------------------------------------------------------------------------------------------------------------------------------------
PUTNAM VOYAGER SUB-ACCOUNT
 (Inception date February 1,
 1988)
Accumulation Unit Value at
 beginning of period               $45.197  $36.228  $32.520  $23.445  $23.530  $20.102  $18.472  $12.822  $13.272  $10.170  $10.000
------------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of
 period                            $55.426  $45.197  $36.228  $32.520  $23.445  $23.530  $20.102  $18.472  $12.822  $13.272  $10.170
------------------------------------------------------------------------------------------------------------------------------------
Number of Accumulation Units
 outstanding at end of period (in
 thousands)                         47,034   47,284   45,912   36,379   29,315   21,915   14,667    8,419    3,714    2,968      762
------------------------------------------------------------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               29
--------------------------------------------------------------------------------

HIGHLIGHTS

HOW DO I PURCHASE THIS ANNUITY?

You must complete our application or order request and submit it to us for approval with your first Premium Payment. Your first Premium Payment must be at least $2,000 and subsequent Premium Payments must be at least $500, unless you take advantage of our InvestEase-Registered Trademark- Program or are part of certain retirement plans.

 - For a limited time, usually within ten days after you receive your Contract, you may cancel your Annuity without paying a Contingent Deferred Sales Charge. You may bear the investment risk for your Premium Payment prior to our receipt of your request for cancellation.

WHAT TYPE OF SALES CHARGE WILL I PAY?

 - You don't pay a sales charge when you purchase your Annuity. We may charge you a Contingent Deferred Sales Charge when you partially or fully Surrender your Annuity. The Contingent Deferred Sales Charge will depend on the length of time the Premium Payment you made has been in your Annuity and which Series of Putnam Capital Manager you purchased. The Fee Tables included earlier in this prospectus or the Appendix at the end of this prospectus will indicate the appropriate sales charge.

You won't be charged a Contingent Deferred Sales Charge on:

- The Annual Withdrawal Amount

- Premium Payments or earnings that have been in your Annuity for more than the Contingent Deferred Sales Charge period.

- Distributions made due to death

- Most payments we make to you as part of your Annuity Payout

IS THERE AN ANNUAL MAINTENANCE FEE?

We deduct this $25.00 fee each year on your Contract Anniversary or when you fully Surrender your Annuity, if, on either of those dates, the value of your Annuity is less than $50,000. The Annual Maintenance Fee for Series V is $30.00.

WHAT CHARGES WILL I PAY ON AN ANNUAL BASIS?

In addition to the Annual Maintenance Fee, you pay three different types of charges each year. The first type of charge is the fee you pay for insurance. This charge is:

A mortality and expense risk charge that is subtracted daily and is equal to an annual charge of 1.25% of your Contract Value invested in the Funds.

The second type of charge is the fee you pay for the Separate Account. This charge is:

An administrative fee of .15% per year of the Contract Values held in the Separate Account.

The third type of charge is the fee you pay for the Funds.

Currently, Fund charges range from 0.500% to 1.600% annually of the average daily value of the amount you have invested in the Funds. See the Annual Fund Operating Expenses table for more complete information and the Funds' prospectuses accompanying this prospectus.

If you elect the Optional Death Benefit Rider, we will subtract an additional charge on a daily basis that is equal to an annual charge of .15% of your Contract Value invested in the Funds.

CAN I TAKE OUT ANY OF MY MONEY?

You may Surrender all or part of the amounts you have invested at any time before we start making Annuity Payouts, or after Annuity Payouts begin under the Payment for a Designated Period Annuity Payout Option.

 - You may have to pay income tax on the money you take out and, if you Surrender before you are age 59 1/2, you may have to pay an income tax penalty.

 - You may have to pay a Contingent Deferred Sales Charge on the money you Surrender.

WILL HARTFORD PAY A DEATH BENEFIT?

There is a Death Benefit if the Contract Owner, joint owner (not available in Series I) or the Annuitant die before we begin to make Annuity Payouts. The Death Benefit will be calculated as of the date we receive a certified death certificate or other legal document acceptable to us. The Death Benefit will depend on the Series purchased and Series I, Series II Series III, Series IV are described in greater detail in the Appendices at the end of this prospectus.

For all Series, the calculated Death Benefit will remain invested in the same Accounts, according to the Contract Owner's last instructions until we receive complete written settlement instructions from the Beneficiary. Therefore, the Death Benefit amount will fluctuate with the performance of the underlying Funds. When there is more than one Beneficiary, we will calculate the Accumulation Units for each Sub-account and the dollar amount for the Fixed Accumulation Feature for each Beneficiary's portion of the proceeds.

If you purchased Series V and If death occurs before the Annuity Commencement Date, the Death Benefit is the greatest of:

- The Contract Value on the date the death certificate or other legal document acceptable to us is received; or

- 100% of all Premium Payments paid into the Contract minus any partial Surrenders; or

- The Maximum Anniversary Value, which is described below.

The Maximum Anniversary Value is based on a series of calculations on Contract Anniversaries of Contract Values, Premium Payments and partial Surrenders. We will calculate an Anniversary Value for each Contract Anniversary prior to the deceased's

30                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
81st birthday or date of death, whichever is earlier. The Anniversary Value is equal to the Contract Value as of a Contract Anniversary, increased by the dollar amount of any Premium Payments made since that anniversary and reduced by the dollar amount of any partial Surrenders since that anniversary. The Maximum Anniversary Value is equal to the greatest Anniversary Value attained from this series of calculations.

If you elect the Optional Death Benefit Rider at an additional charge and you purchased Series I your Death Benefit, prior to the deceased's 90th birthday, is the greater of: the total Premium Payments you have made to us minus any amounts you have Surrendered, the Contract Value of your annuity, or your Maximum Anniversary Value starting on the Contract Anniversary immediately following the date the Optional Death Benefit Rider is added to your annuity or the Interest Accumulation Value starting on the date the Optional Death Benefit Rider is added to your annuity.

If you elect the Optional Death Benefit Rider at an additional charge and you purchased Series II, III, or IV, your Death Benefit, prior to the deceased's 85th birthday, is the greater of: the total Premium Payments you have made to us minus any amounts you have Surrendered, the Contract Value of your annuity, or your Maximum Anniversary Value starting on the Contract Anniversary immediately following the date the Optional Death Benefit Rider is added to your annuity or the Interest Accumulation Value starting on the date the Optional Death Benefit Rider is added to your annuity or your Contract Value on the Specified Contract Anniversary immediately proceeding the date of death.

The Optional Death Benefit Rider may not be available if the Contract Owner or Annuitant is age 75 or older. The Optional Death Benefit Rider is not available in Washington or New York.

WHAT ANNUITY PAYOUT OPTIONS ARE AVAILABLE?

When it comes time for us to make payouts, you may choose one of the following Annuity Payout Options listed in your Prospectus. We may make other Annuity Payout Options available at any time.

You must begin to take payouts by the Annuitant's 90th birthday. If you do not tell us what Annuity Payout Option you want before that time, we will make payments under Option 2 -- Life Annuity with 120 Monthly Payments Certain.

GENERAL CONTRACT INFORMATION
--------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY

Hartford Life Insurance Company is a stock life insurance company engaged in the business of writing life insurance, both individual and group, in all states of the United States and the District of Columbia. We were originally incorporated under the laws of Massachusetts on June 5, 1902, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104-2999. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

                               HARTFORD'S RATINGS

                                     EFFECTIVE DATE
           RATING AGENCY               OF RATING     RATING             BASIS OF RATING
-------------------------------------------------------------------------------------------------
A.M. Best and Company, Inc.                1/1/99      A+     Financial performance
-------------------------------------------------------------------------------------------------
Standard & Poor's                          5/3/99     AA      Insurer financial strength
-------------------------------------------------------------------------------------------------
Duff & Phelps                            12/21/98     AA+     Claims paying ability
----------------------------------------------------------------

THE SEPARATE ACCOUNT

The Separate Account is where we set aside and invest the assets of some of our annuity contracts, including this Contract. The Separate Account was established on June 22, 1987 and is registered as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision by the Commission of the management or the investment practices of the Separate Account or Hartford. The Separate Account meets the definition of "Separate Account" under federal securities law. This Separate Account holds only assets for variable annuity contracts. The Separate Account:

- Holds assets for your benefit and the benefit of other Contract Owners, and the persons entitled to the payouts described in the Contract.

- Is not subject to the liabilities arising out of any other business Hartford may conduct.

- Is not affected by the rate of return of Hartford's General Account or by the investment performance of any of Hartford's other Separate Accounts.

- May be subject to liabilities from a Sub-Account of the Separate Account that holds assets of other variable annuity contracts offered by the Separate Account, which are not described in this Prospectus.

- Is credited with income and gains, and takes losses, whether or not realized, from the assets it holds.

We do not guarantee the investment results of the Separate Account. There is no assurance that the value of your Annuity will equal the total of the payments you make to us.

THE FUNDS

The Sub-Accounts purchase shares of Putnam Variable Trust, an open-end series investment company with multiple portfolios ("Funds"). Putnam Investment Management, Inc. ("Putnam Management") serves as the investment manager for the Funds. Putnam Management is ultimately controlled by Marsh & McLennan Companies, Inc., a publicly owned holding company whose

HARTFORD LIFE INSURANCE COMPANY                                               31
--------------------------------------------------------------------------------
principal businesses are international insurance brokerage and employee benefit consulting.

We do not guarantee the investment results of any of the underlying Funds. Since each underlying Fund has different investment objectives, each is subject to different risks. These risks and the Funds' expenses are more fully described in the accompanying prospectus for the Funds, and the Statement of Additional Information, which may be ordered from us. The Funds' prospectus should be read in conjunction with this Prospectus before investing.

The Funds may not be available in all states. In addition, if you purchased Series I, Series II and want to allocate Premium Payments or transfer Contract Value to any Funds added to this Annuity after March 10, 1994, you must sign an amendment to your Contract which is called an Amendatory Rider before you can invest in the new Funds. The Amendatory Rider gives Contract Owners the ability to invest in new underlying funds, but it also changes some of the terms of your Contract, including how often you are able to transfer between Sub-Accounts.

The investment goals of each of the Funds are as follows:

PUTNAM VT ASIA PACIFIC GROWTH FUND -- Seeks capital appreciation by investing primarily in securities of companies located in Asia and in the Pacific Basin. The fund's investments will normally include common stocks, preferred stocks, securities convertible into common stocks or preferred stocks, and warrants to purchase common stocks or preferred stocks.

PUTNAM VT DIVERSIFIED INCOME FUND -- Seeks high current income consistent with capital preservation by investing in the following three sectors of the fixed income securities markets: a U.S. Government and Investment Grade Sector, a High Yield Sector (which invests primarily in securities commonly known as "junk bonds"), and an International Sector. See the special considerations for investments in high yield securities described in the Fund prospectus.

PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON -- Seeks to provide a balanced investment composed of a well-diversified portfolio of stocks and bonds which will produce both capital growth and current income.

PUTNAM VT GLOBAL ASSET ALLOCATION FUND -- Seeks a high level of long-term total return consistent with preservation of capital by investing in U.S. equities, international equities, U.S. fixed income securities, and international fixed income securities.

PUTNAM VT GLOBAL GROWTH FUND -- Seeks capital appreciation through a globally diversified portfolio of common stocks.

PUTNAM VT GROWTH AND INCOME FUND -- Seeks capital growth and current income by investing primarily in common stocks that offer potential for capital growth, current income, or both.

PUTNAM VT HEALTH SCIENCES FUND -- Seeks capital appreciation by investing primarily in common stocks and other securities of companies in the health sciences industries.

PUTNAM VT HIGH YIELD FUND -- Seeks high current income and, when consistent with this objective, a secondary objective of capital growth, by investing primarily in high-yielding, lower-rated fixed income securities, constituting a portfolio which Putnam Management believes does not involve undue risk to income or principal. See the special considerations for investments in high yield securities described in the Fund prospectus.

PUTNAM VT INCOME FUND (FORMERLY PUTNAM VT U.S. GOVERNMENT AND HIGH QUALITY BOND
FUND) -- Seeks high current income consistent with what Putnam Management believes to be prudent risk. The Fund will normally invest mostly in bonds and other debt securities, and, to a lesser degree, in preferred stocks.

PUTNAM VT INTERNATIONAL GROWTH FUND -- Seeks capital appreciation by investing primarily in equity securities of companies located in a country other than the United States.

PUTNAM VT INTERNATIONAL GROWTH AND INCOME FUND -- Seeks capital growth, and a secondary objective of high current income by investing primarily in common stocks that Putnam Management believes offer potential for capital growth and may, when consistent with its investment objectives, invest in common stocks that Putnam Management believes offer potential for current income. Under normal market conditions, the fund expects to invest substantially all of its assets in securities principally traded on markets outside the United States.

PUTNAM VT INTERNATIONAL NEW OPPORTUNITIES FUND -- Seeks long term capital appreciation by investing in companies that have above-average growth prospects due to the fundamental growth of their market sector. Under normal market conditions, the fund expects to invest substantially all of its total assets, other than cash or short-term investments held pending investment, in common stocks, preferred stocks, convertible preferred stocks, convertible bonds and other equity securities principally traded in securities markets outside the United States.

PUTNAM VT INVESTORS FUND -- Seeks long-term growth of capital and any increased income that results from this growth by investing primarily in common stocks that Putnam Management believes afford the best opportunity for capital growth over the long term.

PUTNAM VT MONEY MARKET FUND -- Seeks as high a rate of current income as Putnam Management believes is consistent with preservation of capital and maintenance of liquidity by investing in high-quality money market instruments.

PUTNAM VT NEW OPPORTUNITIES FUND -- Seeks long-term capital appreciation by investing principally in common stocks of companies in sectors of the economy which Putnam Management believes possess above-average long-term growth potential.

PUTNAM VT NEW VALUE FUND -- Seeks long-term capital appreciation by investing primarily in common stocks that Putnam Management believes are undervalued at the time of purchase and have the potential for long-term capital appreciation.

32                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

PUTNAM VT OTC & EMERGING GROWTH FUND -- Seeks capital appreciation by investing primarily in common stocks that Putnam Management believes have potential for capital appreciation significantly greater than that of market averages.

PUTNAM VT RESEARCH FUND -- Seeks capital appreciation. The Fund is not intended to be a complete investment program, and there is no assurance it will achieve its objective.

PUTNAM VT SMALL CAP VALUE FUND -- Seeks capital appreciation. The Fund will generally invest in value stocks, which stocks are those that Putnam Management believes are currently undervalued compared to their true worth.

PUTNAM VT UTILITIES GROWTH AND INCOME FUND -- Seeks capital growth and current income by concentrating its investments in debt and equity securities issued by companies in the public utilities industries.

PUTNAM VT VISTA FUND -- Seeks capital appreciation by investing in a diversified portfolio of common stocks which Putnam Management believes have the potential for above-average capital appreciation.

PUTNAM VT VOYAGER FUND -- Seeks capital appreciation by investing primarily in common stocks of companies that Putnam Management believes have potential for capital appreciation that is significantly greater than that of market averages.

The Funds are generally managed in styles similar to other open-end investment companies which are managed by Putnam Management and whose shares are generally offered to the public. These other Putnam funds may, however, employ different investment practices and may invest in securities different from those in which their counterpart Funds invest, and consequently will not have identical portfolios or experience identical investment results.

Subject to the general oversight of the Trustees of Putnam Variable Trust, Putnam Management manages the Funds' portfolios in accordance with their stated investment objectives and policies, makes investment decisions for the Funds, places orders to purchase and sell securities on behalf of the Funds, and administers the affairs of the Funds. For its services, the Funds pay Putnam Management a quarterly fee. See the accompanying Funds prospectus for a more complete description of Putnam Management and the respective fees of the Funds.

MIXED AND SHARED FUNDING -- Shares of the Funds may be sold to our other separate accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and variable life insurance policies, a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of Contract Owners, and of owners of other contracts whose contract values are allocated to one or more of these other separate accounts investing in any one of the Funds. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another underlying fund. There are certain risks associated with mixed and shared funding, as disclosed in the Funds' prospectus.

VOTING RIGHTS -- We are the legal owners of all Fund shares held in the Separate Account and we have the right to vote at the Fund's shareholder meetings. To the extent required by federal securities laws or regulations, we will:

- Notify you of any Fund shareholders' meeting if the shares held for your Contract may be voted.

- Send proxy materials and a form of instructions that you can use to tell us how to vote the Fund shares held for your Contract.

- Arrange for the handling and tallying of proxies received from Contract
  Owners.

- Vote all Fund shares attributable to your Contract according to instructions received from you, and

- Vote all Fund shares for which no voting instructions are received in the same proportion as shares for which instructions have been received.

If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares on our own, we may decide to do so. You may attend any Shareholder Meeting at which shares held for your Contract may be voted. After we begin to make Annuity Payouts to you, the number of votes you have will decrease.

SUBSTITUTIONS, ADDITIONS, OR DELETIONS OF FUNDS -- We reserve the right, subject to any applicable law, to make certain changes to the Funds offered under Your Contract. We may, in our sole discretion, establish new Funds. New Funds will be made available to existing Contract Owners as we determine appropriate. We may also close one or more Funds to additional Payments or transfers from existing Sub-Accounts.

We reserve the right to eliminate the shares of any of the Funds for any reason and to substitute shares of another registered investment company for the shares of any Fund already purchased or to be purchased in the future by the Separate Account. To the extent required by the Investment Company Act of 1940 (the "1940 Act"), substitutions of shares attributable to your interest in a Fund will not be made until we have the approval of the Commission and we have notified you of the change.

In the event of any substitution or change, we may, by appropriate endorsement, make any changes in the Contract necessary or appropriate to reflect the substitution or change. If we decide that it is in the best interest of Contracts Owners, the Separate Account may be operated as a management company under the 1940 Act or any other form permitted by law, may be de-registered under the 1940 Act in the event such registration is no longer required, or may be combined with one or more other Separate Accounts.

HARTFORD LIFE INSURANCE COMPANY                                               33
--------------------------------------------------------------------------------

PERFORMANCE RELATED INFORMATION

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

When a Sub-Account advertises its standardized total return, it will usually be calculated since the inception of the Separate Account for one year, five years, and ten years or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period.

The Separate Account may also advertise non-standard total returns that pre-date the inception date of the Separate Account. These non-standardized total returns are calculated by assuming that the Sub-Accounts have been in existence for the same periods as the underlying Funds and by taking deductions for charges equal to those currently assessed against the Sub-Accounts. These non-standardized returns must be accompanied by standardized total returns.

If applicable, the Sub-Accounts may advertise yield in addition to total return. The yield will be computed in the following manner: The net investment income per unit earned during a recent one month period is divided by the unit value on the last day of the period.

This figure includes the recurring charges at the Separate Account level including the Annual Maintenance Fee.

The Putnam Money Market Sub-Account may advertise yield and effective yield. The yield of a Sb-Account is based upon the income earned by the Sub-Account over a seven-day period and then annualized, i.e. the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but when annualized, the income earned by the investment is assumed to be reinvested in Sub-Account units and thus compounded in the course of a 52-week period. Yield and effective yield include the recurring charges at the Separate Account level including the Annual Maintenance Fee.

The Separate Account may also disclose yield for periods prior to the date the Separate Account commenced operations. For these periods, performance information for the Sub-Accounts will be calculated based on the performance of the underlying Funds and the assumption that the Sub-Accounts were in existence for the same periods as those of the underlying Funds, with a level of charges equal to those currently assessed against the Sub-Accounts. No yield disclosure for periods prior to the date of the Separate Account will be used without the yield disclosure for periods as of the inception of the Separate Account.

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as systematic investing, Dollar Cost Averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contract and the characteristics of and market for such alternatives.

THE FIXED ACCUMULATION FEATURE
--------------------------------------------------------------------------------

FOR SERIES II, SERIES III, SERIES IV AND SERIES V CONTRACTS ONLY

IMPORTANT INFORMATION YOU SHOULD KNOW: THIS PORTION OF THE PROSPECTUS RELATING TO THE FIXED ACCUMULATION FEATURE IS NOT REGISTERED UNDER THE SECURITIES ACT OF 1933 ("1933 ACT") AND THE FIXED ACCUMULATION FEATURE IS NOT REGISTERED AS AN INVESTMENT COMPANY UNDER THE 1940 ACT. THE FIXED ACCUMULATION FEATURE OR ANY OF ITS INTERESTS ARE NOT SUBJECT TO THE PROVISIONS OR RESTRICTIONS OF THE 1933 ACT OR THE 1940 ACT, AND THE STAFF OF THE SECURITIES AND EXCHANGE COMMISSION HAS NOT REVIEWED THE DISCLOSURE REGARDING THE FIXED ACCUMULATION FEATURE. THE FOLLOWING DISCLOSURE ABOUT THE FIXED ACCUMULATION FEATURE MAY BE SUBJECT TO CERTAIN GENERALLY APPLICABLE PROVISIONS OF THE FEDERAL SECURITIES LAWS REGARDING THE ACCURACY AND COMPLETENESS OF DISCLOSURE.

Premium Payments and Contract Values allocated to the Fixed Accumulation Feature become a part of our General Account assets. We invest the assets of the General Account according to the laws governing the investments of insurance company General Accounts.

Currently, if you purchased Series II, Series III or Series IV, we guarantee that we will credit interest at a rate of not less than 4% per year, compounded annually, to amounts you allocate to the Fixed Accumulation Feature. Currently, if you purchased Series V, we guarantee that we will credit interest at a rate of not less than 3% per year, compounded annually, to amounts you allocate to the Fixed Accumulation Feature. We reserve the right to change the rate subject only to applicable state insurance law. We may credit interest at a rate in excess of your guaranteed rate per year. We will periodically publish the Fixed Accumulation Feature interest rates currently in effect. There is no specific formula for determining interest rates. Some of the factors that we may consider in determining whether to credit excess interest are; general economic trends, rates of return currently available and anticipated on our investments, regulatory and tax

34                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
requirements and competitive factors. We will account for any deductions, Surrenders or transfers from the Fixed Accumulation Feature on a "first-in first-out" basis. For Contracts issued in the state of New York, the Fixed Accumulation Feature interest rates may vary from other states.

IMPORTANT: ANY INTEREST CREDITED TO AMOUNTS YOU ALLOCATE TO THE FIXED ACCUMULATION FEATURE IN EXCESS OF YOUR GUARANTEED INTEREST RATE PER YEAR WILL BE DETERMINED AT OUR SOLE DISCRETION. YOU ASSUME THE RISK THAT INTEREST CREDITED TO FIXED ACCUMULATION FEATURE MAY NOT EXCEED THE MINIMUM GUARANTEE FOR ANY GIVEN YEAR.

From time to time, we may credit increased interest rates under certain programs established in our sole discretion.

DOLLAR COST AVERAGING ("DCA") PLUS PROGRAMS -- Currently, if you have access to the Fixed Account, you may enroll in a special pre-authorized transfer program known as our DCA Plus Program (the "Program"). Under this Program, Contract Owners who enroll may allocate a minimum of $5,000 of their Premium Payment into the Program (we may allow a lower minimum Premium Payment for qualified plan transfers or rollovers, including IRAs) and pre-authorize transfers to any of the Sub-Accounts under either the 6 Month Transfer Program or 12 Month Transfer Program. The 6-Month Transfer Program and the 12-Month Transfer Program will generally have different credited interest rates. Under the 6-Month Transfer Program, the interest rate can accrue up to 6 months and all Premium Payments and accrued interest must be transferred from the Program to the selected Sub-Accounts in 3 to 6 months. Under the 12-Month Transfer Program, the interest rate can accrue up to 12 months and all Premium Payments and accrued interest must be transferred to the selected Sub-Accounts in 7 to 12 months. This will be accomplished by monthly transfers for the period selected and a final transfer of the entire amount remaining in the Program.

The pre-authorized transfers will begin within 15 days of receipt of the Program payment provided we receive complete enrollment instructions. If we do not receive complete Program enrollment instructions within 15 days of receipt of the initial Program payment, the Program will be voided and the entire balance in the Program will be transferred to the Accounts designated by you. If you do not designate an Account, you will receive the Fixed Accumulation Feature's current effective interest rate. Any subsequent payments we receive within the Program period selected will be allocated to the Sub-Accounts over the remainder of that Program transfer period.

You may elect to terminate the pre-authorized transfers by calling or writing us of your intent to cancel enrollment in the Program. Upon cancellation, you will no longer receive the Program interest rate and unless we receive instructions to the contrary, the amounts remaining in the Program may accrue the interest rate currently in effect for the Fixed Accumulation Feature.

We reserve the right to discontinue, modify or amend the Program or any other interest rate program we establish. Any change to the Program will not affect Contract Owners currently enrolled in the Program. This Program may not be available in all states; please contact us to determine if it is available in your state. This Program is not available for Series I.

You may only have one DCA program in place at one time. The Fixed Accumulation Feature and Dollar Cost Averaging Plus Program are not available in Oregon.

THE CONTRACT
--------------------------------------------------------------------------------

PURCHASES AND CONTRACT VALUE

WHAT TYPES OF CONTRACTS ARE AVAILABLE?

The Contract is an individual or group tax-deferred variable annuity contract. It is designed for retirement planning purposes and may be purchased by any individual, group or trust, including:

- Any trustee or custodian for a retirement plan qualified under Sections 401(a) or 403(a) of the Code;

- Annuity purchase plans adopted by public school systems and certain tax-exempt organizations according to Section 403(b) of the Code;

- Individual Retirement Annuities adopted according to Section 408 of the Code;

- Employee pension plans established for employees by a state, a political subdivision of a state, or an agency of either a state or a political subdivision of a state, and

- Certain eligible deferred compensation plans as defined in Section 457 of the Code.

The examples above represent Qualified Contracts, as defined by the Code. In addition, individuals and trusts can also purchase Contracts that are not part of a tax qualified retirement plan. These are known as Non-Qualified Contracts.

HOW DO I PURCHASE A CONTRACT?

You may purchase a Contract by completing and submitting an application or an order request along with an initial Premium Payment. For most Contracts, the minimum Premium Payment is $2,000. For additional Premium Payments, the minimum Premium Payment is $500. Under certain situations, we may allow smaller Premium Payments, for example, if you enroll in our InvestEase Program or are part of certain tax qualified retirement plans. Prior approval is required for Premium Payments of $1,000,000 or more.

You and your Annuitant must not be older than age 85 on the date that your Contract is issued. You must be of legal age in the

HARTFORD LIFE INSURANCE COMPANY                                               35
--------------------------------------------------------------------------------
state where the Contract is being purchased or a guardian must act on your behalf.

HOW ARE PREMIUM PAYMENTS APPLIED TO MY CONTRACT?

Your initial Premium Payment will be invested within two Valuation Days of our receipt of a properly completed application or an order request and the Premium Payment. If we receive your subsequent Premium Payment before the close of the New York Stock Exchange, it will be priced on the same Valuation Day. If we receive your Premium Payment after the close of the New York Stock Exchange, it will be processed on the next Valuation Day. If we receive your Premium Payment on a Non-Valuation Day, the amount will be invested on the next Valuation Day. Unless we receive new instructions, we will invest the Premium Payment based on your last allocation instructions. We will send you a confirmation when we invest your Premium Payment.

If the request or other information accompanying the Premium Payment is incomplete when received, we will hold the money in a non-interest bearing account for up to five Valuation Days while we try to obtain complete information. If we cannot obtain the information within five Valuation Days, we will either return the Premium Payment and explain why the Premium Payment could not be processed or keep the Premium Payment if you authorize us to keep it until your provide the necessary information.

CAN I CANCEL MY CONTRACT AFTER I PURCHASE IT?

We want you to be satisfied with the Contract you have purchased. We urge you to closely examine its provisions. If for any reason you are not satisfied with your Contract, simply return it within ten days after you receive it with a written request for cancellation that indicates your tax-withholding instructions. In some states, you may be allowed more time to cancel your Contract. We will not deduct any Contingent Deferred Sales Charges during this time. We may require additional information, including a signature guarantee, before we can cancel your Contract.

You bear the investment risk from the time the Contract is issued until we receive your complete cancellation request.

The amount we pay you upon cancellation depends on the requirements of the state where you purchased your Contract, the method of purchase, the type of Contract you purchased and your age.

HOW IS THE VALUE OF MY CONTRACT CALCULATED BEFORE THE ANNUITY COMMENCEMENT DATE?

The Contract Value is the sum of all Accounts. There are two things that affect your Sub-Account value: (1) the number of Accumulation Units and (2) the Accumulation Unit Value. The Sub-Account value is determined by multiplying the number of Accumulation Units by the Accumulation Unit Value. Therefore, on any Valuation Day your Contract Value reflects the investment performance of the Sub-Accounts and will fluctuate with the performance of the underlying Funds.

When Premium Payments are credited to your Sub-Accounts, they are converted into Accumulation Units by dividing the amount of your Premium Payments, minus any Premium Taxes, by the Accumulation Unit Value for that day. The more Premium Payments you put into your Contract, the more Accumulation Units you will own. You decrease the number of Accumulation Units you have by requesting Surrenders, transferring money out of an Account, settling a Death Benefit claim or by annuitizing your Contract.

To determine the current Accumulation Unit Value, we take the prior Valuation Day's Accumulation Unit Value and multiply it by the Net Investment Factor for the current Valuation Day.

The Net Investment Factor is used to measure the investment performance of a Sub-Account from one Valuation Day to the next. The Net Investment Factor for each Sub-Account equals:

- The net asset value per share of each Fund held in the Sub-Account at the end of the current Valuation Day divided by

- The net asset value per share of each Fund held in the Sub-Account at the end of the prior Valuation Day; minus

- The daily mortality and expense risk charge and any other applicable charge, such as the Optional Death Benefit Rider Charge adjusted for the number of days in the period.

We will send you a statement in each calendar quarter, which tells you how many Accumulation Units you have, their value and your total Contract Value.

CAN I TRANSFER FROM ONE SUB-ACCOUNT TO ANOTHER?

TRANSFERS BETWEEN SUB-ACCOUNTS -- You may transfer from one Sub-Account to another before and after the Annuity Commencement Date at no extra charge. Your transfer request will be processed on the day that it is received as long as it is received on a Valuation Day before the close of the New York Stock Exchange. Otherwise, your request will be processed on the following Valuation Day. We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.

SUB-ACCOUNT TRANSFER RESTRICTIONS -- The transfer restrictions that apply to your Contract depend on which series of the Contract you purchased. Series I and Series II Contract Owners had transfer restrictions added as part of an Amendatory Rider. The Rider allows you to invest in certain underlying Funds. This Rider also amended your Contract to add some restrictions on your ability to do Sub-Account transfers. If you own Series I or Series II and you signed this Rider, the restrictions described below apply to you. Series III and Series IV Contract Owners have the restrictions as part of their Contract. If restrictions apply, we reserve the right to limit the number of transfers to 12 per Contract Year, with no transfers occurring on consecutive Valuation Days. We also have the right to restrict transfers if we believe that the transfers could have an adverse effect on other

36                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
Contract Owners. In all states except New York, Florida, Maryland and Oregon, we may:

- Require a minimum time period between each transfer,

- Limit the dollar amount that may be transferred on any one Valuation Day, and

- Not accept transfer requests from an agent acting under a power of attorney for more than one Contract Owner.

We also have a restriction in place for all Contract Owners that involves individuals who act under a power of attorney for multiple Contract Owners. If the value of the Contract Owners' Accounts add up to more than $2 million, we will not accept transfer instructions from the power of attorney unless the power of attorney has entered into a Third Party Transfer Services Agreement with us.

Some states may have different restrictions.

FIXED ACCUMULATION FEATURE TRANSFERS -- During each Contract Year, you may make transfers out of the Fixed Accumulation Feature to Sub-Accounts. All transfer allocations must be in whole numbers (e.g., 1%). You may transfer the greater of:

- Up to 30% of your total amount in the Fixed Accumulation Feature, or

- An amount equal to the largest previous transfer.

These transfer limits do not include transfers done through Dollar Cost Averaging or the DCA Bonus Program. Series I Contract Owners may not transfer to the Fixed Accumulation Feature.

If your interest rate renews at a rate at least 1% lower than your prior interest rate, you may transfer an amount equal to up to 100% of the amount to be invested at the renewal rate. You must make this transfer request within 60 days of being notified of the renewal rate.

FIXED ACCUMULATION FEATURE TRANSFER RESTRICTIONS -- We reserve the right to defer transfers from the Fixed Accumulation Feature for up to 6 months from the date of your request. After any transfer, you must wait six months before moving Sub-Account Values back to the Fixed Accumulation Feature.

TELEPHONE TRANSFERS -- In most states, you can make transfers by calling us at
(800) 862-6668. Hartford, our agents or our affiliates are not responsible for losses resulting from telephone requests that we believe are genuine. We will use reasonable procedures to confirm that telephone instructions are genuine, including requiring that callers provide certain identification information and recording all telephone transfer instructions. We may suspend, modify, or terminate telephone transfer privileges at any time.

POWER OF ATTORNEY -- You may authorize another person to make transfers on your behalf by submitting a completed Power of Attorney form. Once we have the completed form on file, we will accept transfer instructions from your designated third party, subject to our transfer restrictions, until we receive new instructions in writing from you. You will not be able to make transfers or other changes to your Contract if you have authorized someone else to act under a Power of Attorney.

CHARGES AND FEES

There are 5 charges and fees associated with the Contract:

1. THE CONTINGENT DEFERRED SALES CHARGE

The Contingent Deferred Sales Charge covers some of the expenses relating to the sale and distribution of the Contract, including commissions paid to registered representatives and the cost of preparing sales literature and other promotional activities.

We assess a Contingent Deferred Sales Charge when you request a full or partial Surrender. The percentage of the Contingent Deferred Sales Charge is based on how long your Premium Payments have been in the Contract. The Contingent Deferred Sales Charge will not exceed the total amount of the Premium Payments made. Each Premium Payment has its own Contingent Deferred Sales Charge schedule. Premium Payments are Surrendered in the order in which they were received. The longer you leave your Premium Payments in the Contract, the lower the Contingent Deferred Sales Charge will be when you Surrender.

The Contingent Deferred Sales Charge is a percentage of the amount Surrendered and is equal to for Series V:

          NUMBER OF
            YEARS            CONTINGENT
            FROM             DEFERRED
           PREMIUM           SALES
           PAYMENT           CHARGE
          ----------------------
              1              6%
          ----------------------
              2              6%
          ----------------------
              3              5%
          ----------------------
              4              5%
          ----------------------
              5              4%
          ----------------------
              6              3%
          ----------------------
              7              2%
          ----------------------
          8 or more          0%
          ----------------------

The Contingent Deferred Sales Charges for Series I, Series II, Series III, and Series IV are described in the Appendices.

The following Surrenders are NOT subject to a Contingent Deferred Sales Charge:

- ANNUAL WITHDRAWAL AMOUNT -- During the Contingent Deferred Sales Charge period for each Premium Payment, you may, each Contract Year, take partial Surrenders up to 10% of the total Premium Payments. If you do not take 10% one year, you may not take more than 10% the next year. These amounts are different for group unallocated Contracts.

- Surrenders made from Premium Payments invested for more than the Contingent Deferred Sales Charge period. After the Contingent Deferred Sales Charge period, you may take the total of: (a) all of your earnings, and (b) all Premium Payments held in your Contract for more than the Contingent Deferred

HARTFORD LIFE INSURANCE COMPANY                                               37
--------------------------------------------------------------------------------

Sales Charge period, and (c) 10% of Premium Payments made during the Contingent Deferred Sales Charge period.

Under the following situations, the Contingent Deferred Sales Charge is WAIVED:

- FOR REQUIRED MINIMUM DISTRIBUTIONS --  This allows Annuitants who are age
  70 1/2 or older, with a Contract held under an Individual Retirement Account or 403(b) plan, to Surrender an amount equal to the Required Minimum Distribution for the Contract without a Contingent Deferred Sales Charge. All requests for Required Minimum Distributions must be in writing.

- On or after the Annuitant's 90th birthday.

- For disabled participants enrolled in a group unallocated, tax qualified retirement plan. With our approval and under certain conditions, participants who become disabled can receive Surrenders free of Contingent Deferred Sales Charge.

The following situations are NOT subject to a Contingent Deferred Sales Charge:

- Upon death of the Annuitant or Contract Owner.

- Upon Annuitization. The Contingent Deferred Sales Charge is not deducted when you annuitize the Contract. We will charge a Contingent Deferred Sales Charge if the Contract is fully Surrendered during the Contingent Deferred Sales Charge period under an Annuity Payout Option which allows Surrenders.

- Upon cancellation during the Right to Cancel Period.

2. MORTALITY AND EXPENSE RISK CHARGE

For assuming mortality and expense risks under the Contract, we deduct a daily charge at an annual rate of 1.25% of Sub-Account Value (estimated at .90% for mortality and .35% for expenses). The mortality and expense risk charge is broken into charges for mortality risks and for an expense risk:

- MORTALITY RISK -- There are two types of mortality risks that we assume, those made while your Premium Payments are accumulating and those made once Annuity Payouts have begun

During the period your Premium Payments are accumulating, we are required to cover any difference between the Death Benefit paid and the Surrender Value. These differences may occur during periods of declining value or in periods where the Contingent Deferred Sales Charges would have been applicable. The risk that we bear during this period is that actual mortality rates, in aggregate, may exceed expected mortality rates.

Once Annuity Payouts have begun, we may be required to make Annuity Payouts as long as the Annuitant is living, regardless of how long the Annuitant lives. We would be required to make these payments if the Payout Option chosen is the Life Annuity, Life Annuity With Payments for a Period Certain or Joint and Last Survivor Life Annuity Payout Option. The risk that we bear during this period is that the actual mortality rates, in aggregate, may be lower than the expected mortality rates.

- EXPENSE RISK -- We also bear an expense risk that the Contingent Deferred Sales Charges and the Annual Maintenance Fee collected before the Annuity Commencement Date may not be enough to cover the actual cost of selling, distributing and administering the Contract.

Although variable Annuity Payouts will fluctuate with the performance of the underlying Fund selected, your Annuity Payouts will not be affected by (a) the actual mortality experience of our Annuitants, or (b) our actual expenses if they are greater than the deductions stated in the Contract. Because we cannot be certain how long our Annuitants will live, we charge this percentage fee based on the mortality tables currently in use. The mortality and expense risk charge enables us to keep our commitments and to pay you as planned.

3. ANNUAL MAINTENANCE FEE

The Annual Maintenance Fee is a flat fee that is deducted from your Contract Value to reimburse us for expenses relating to the administrative maintenance of the Contract and the Accounts. The annual $25 charge is deducted on a Contract Anniversary or when the Contract is fully Surrendered if the Contract Value at either of those times is less than $50,000. The charge is deducted proportionately from each Account in which you are invested. This fee is $30.00 for Series V.

WHEN IS THE ANNUAL MAINTENANCE FEE WAIVED?

If you purchased Series IV or Series V, we will waive the Annual Maintenance Fee if your Contract Value is $50,000 or more on your Contract Anniversary or when you fully Surrender your Contract. In addition, we will waive one Annual Maintenance Fee for Contract Owners who own more than one Contract with a combined Contract Value between $50,000 and $100,000. If you have multiple Contracts with a combined Contract Value of $100,000 or greater, we will waive the Annual Maintenance Fee on all Contracts. However, we reserve the right to limit the number of waivers to a total of six Contracts. This is not available for Series I, Series II, or Series III.

We also reserve the right to waive the Annual Maintenance Fee under certain other conditions.

4. ADMINISTRATIVE CHARGE

For administration, we apply a daily charge at the rate of .15% per annum against all Contract Values held in the Separate Account during both the accumulation and annuity phases of the Contract. There is not necessarily a relationship between the amount of administrative charge imposed on a given Contract and the amount of expenses that may be attributable to that Contract; expenses may be more or less than the charge.

The types of expenses incurred by the Separate Account include, but are not limited to, expenses of issuing the Contract and expenses for confirmations, Contract quarterly statements, processing of transfers and surrenders, responding to Contract

38                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
Owner inquiries, reconciling and depositing cash receipts, calculation and monitoring daily Sub-Account unit values, Separate Account reporting, including semiannual and annual reports and mailing and tabulation of shareholder proxy solicitations.

You should refer to the Trust prospectus for a description of deductions and expenses paid out of the assets of the Trust's portfolios.

5. PREMIUM TAXES

We deduct Premium Taxes, if required, by a state or other government agency. Some states collect the taxes when Premium Payments are made, some when the Contract is Surrendered and others collect at Annuitization. Since we pay Premium Taxes when they are required by applicable law, we may deduct them from your Contract when we pay the taxes, upon Surrender, or on the Annuity Commencement Date. The Premium Tax rate varies by state or municipality. Currently, the maximum rate charged by any state is 3.5% and 4% in Puerto Rico.

CHARGES AGAINST THE FUNDS -- The Separate Account purchases shares of the Funds at net asset value. The net asset value of the Fund shares reflects investment advisory fees and administrative expenses already deducted from the assets of the Funds. These charges are described in the Funds' prospectuses accompanying this Prospectus.

OPTIONAL DEATH BENEFIT RIDER CHARGE -- If you elect the Optional Death Benefit Rider, we will subtract an additional charge on a daily basis that is equal to an annual charge of .15% of your Contract Value invested in the Funds.

We may offer, in our discretion, reduced fees and charges including, but not limited to Contingent Deferred Sales Charges, the mortality and expense risk charge, and the Annual Maintenance Fee, for certain Contracts (including employer sponsored savings plans) which may result in decreased costs and expenses. Reductions in these fees and charges will not be unfairly discriminatory against any Contract Owner.

DEATH BENEFIT

WHAT IS THE DEATH BENEFIT AND HOW IS IT CALCULATED?

The Death Benefit is the amount we will pay upon the death of the Contract Owner or the Annuitant. The Death Benefit is calculated when we receive a certified death certificate or other legal document acceptable to us.

The calculated Death Benefit will remain invested in the same Accounts, according to the Contract Owner's last instructions until we receive complete written settlement instructions from the Beneficiary. Therefore, the Death Benefit amount will fluctuate with the performance of the underlying Funds. When there is more than one Beneficiary, we will calculate the Accumulation Units for each Sub-account and the dollar amount for the Fixed Accumulation Feature for each Beneficiary's portion of the proceeds.

The Death Benefit calculation depends on the Series purchased. The Death Benefit for Series I Series II, Series III, and Series IV are described in the Appendices in the back of this prospectus. The Death Benefit for Series V will be the greater of:

- The total Premium Payments you have made to us minus any amounts you have Surrendered, or

- The Contract Value of your Annuity, or

- Your Maximum Anniversary Value, which is described below.

The Maximum Anniversary Value is based on a series of calculations on Contract Anniversaries of Contract Values, Premium Payments and partial Surrenders. We will calculate an Anniversary Value for each Contract Anniversary prior to the deceased's 81st birthday or date of death, whichever is earlier. The Anniversary Value is equal to the Contract Value as of a Contract Anniversary, increased by the dollar amount of any Premium Payments made since that anniversary and reduced by the dollar amount of any partial Surrenders since that anniversary. The Maximum Anniversary Value is equal to the greatest Anniversary Value attained from this series of calculations.

For all Series, the Death Benefit amount will remain invested in the Sub-Accounts according to your last instructions and will fluctuate with the performance of the underlying Funds.

OPTIONAL DEATH BENEFIT RIDER -- You may also elect the Optional Death Benefit Rider for an additional fee. The Optional Death Benefit adds new features to your Death Benefit calculation, depending on which Series you purchased.

If you elect the Optional Death Benefit Rider at an additional charge and you purchased Series I, your Death Benefit, prior to the deceased's 90th birthday, is the greater of: the total Premium Payments you have made to us minus any amounts you have Surrendered, the Contract Value of your annuity, or your Maximum Anniversary Value starting on the Contract Anniversary immediately following the date the Optional Death Benefit Rider is added to your annuity or the Interest Accumulation Value starting on the date the Optional Death Benefit Rider is added to your annuity.

The Interest Accumulation Value is equal to the Contract Value on the date this Optional Death Benefit Rider is added plus any Premium Payments after that date minus any partial surrenders taken after the Optional Death Benefit was added, compounded daily at an annual rate of 0.05%. If you have taken any partial Surrenders, the Interest Accumulation Value will be adjusted to reduced the Optional Death Benefit proportionally for any partial Surrenders.

After the deceased's 90th birthday, the Death Benefit for Series I if the Optional Death Benefit Rider is elected, will be the greater of the Contract Value, the Maximum Anniversary Value or the Interest Accumulation Value.

If you purchased Series II, III, or IV, your Death Benefit, prior to the deceased's 85th birthday, is the greater of: the total Premium Payments you have made to us minus any amounts you have Surrendered, the Contract Value of your annuity, your Maximum Anniversary Value starting on the Contract Anniversary immediately following the date the Optional Death Benefit Rider is

HARTFORD LIFE INSURANCE COMPANY                                               39
--------------------------------------------------------------------------------
added to your annuity, the Interest Accumulation Value starting on the date the Optional Death Benefit Rider is added to your annuity or your Contract Value on the Specified Contract Anniversary immediately proceeding the date of death.

After the deceased's 85th birthday but prior to the 90th birthday, the Death Benefit for Series II, III, or IV's Optional Death Benefit Rider is the greater of Contract Value, total Premium Payments made to us minus any amounts you have surrendered, Maximum Anniversary Value or Interest Accumulation Value. After the deceased's 90th birthday, the Death Benefit payable under the Optional Death Benefit Rider is the greater of Contract Value, Maximum Anniversary Value or the Interest Accumulation Value.

The Death Benefit payable under the Optional Death Benefit Rider, regardless of the Series purchased, is limited to a maximum of 200% of the Contract Value on the date the Optional Death Benefit Rider was added, plus 200% of any Premium Payments made since the addition of the Optional Death Benefit Rider less proportional adjustments for any Surrenders from that date.

The Optional Death Benefit Rider may not be available if the Contract Owner or Annuitant is age 75 or older. The Optional Death Benefit Rider is not available in Washington or New York.

HOW IS THE DEATH BENEFIT PAID?

The Death Benefit may be taken in one lump sum or under any of the Annuity Payout Options then being offered by us. On the date we receive complete instructions from the Beneficiary, we will compute the Death Benefit amount to be paid out or applied to a selected Annuity Payout Option. When there is more than one Beneficiary, we will calculate the Death Benefit amount for each Beneficiary's portion of the proceeds and then pay it out or apply it to a selected Annuity Payout Option according to each Beneficiary's instructions. If we receive the complete instructions on a Non-Valuation Day, computations will take place on the next Valuation Day.

Required Distributions: If the Contract Owner dies before the Annuity Commencement Date, the Death Benefit must be distributed within five years after death. The Beneficiary can choose any Annuity Payout Option that results in complete Annuity Payout within five years.
If the Contract Owner dies on or after the Annuity Commencement Date under an Annuity Payout Option with a Death Benefit, any remaining value must be distributed at least as rapidly as under the payment method being used as of the Contract Owner's death.

If the Contract Owner is not an individual (e.g. a trust), then the original Annuitant will be treated as the Contract Owner in the situations described above and any change in the original Annuitant will be treated as the death of the Contract Owner.
WHO WILL RECEIVE THE DEATH BENEFIT?

The distribution of the Death Benefit is based on whether death is before, on or after the Annuity Commencement Date.

IF DEATH OCCURS BEFORE THE ANNUITY COMMENCEMENT DATE:

IF THE DECEASED IS THE .  AND . . .                   AND . . .                   THEN THE . . .
 . .
------------------------------------------------------------------------------------------------------------
Contract Owner            There is a surviving joint  The Annuitant is living or  Joint Contract Owner
                          Contract Owner              deceased                    receives the Death
                                                                                  Benefit.
------------------------------------------------------------------------------------------------------------
Contract Owner            There is no surviving       The Annuitant is living or  Designated Beneficiary
                          joint Contract Owner        deceased                    receives the Death
                                                                                  Benefit.
------------------------------------------------------------------------------------------------------------
Contract Owner            There is no surviving       The Annuitant is living or  Contract Owner's estate
                          joint Contract Owner and    deceased                    receives the Death
                          the Beneficiary                                         Benefit.
                          predeceases the Contract
                          Owner
------------------------------------------------------------------------------------------------------------
Annuitant                 The Contract Owner is       There is no named           Death Benefit is paid to
                          living                      Contingent Annuitant        the Contract Owner and not
                                                                                  the designated
                                                                                  Beneficiary. However, if
                                                                                  you purchased Series I,
                                                                                  Series II, Series III, or
                                                                                  Series IV the Death
                                                                                  Benefit is paid to the
                                                                                  Beneficiary
------------------------------------------------------------------------------------------------------------
Annuitant                 The Contract Owner is       The Contingent Annuitant    Contingent Annuitant
                          living                      is living                   becomes the Annuitant, and
                                                                                  the Contract continues.

40                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

IF DEATH OCCURS ON OR AFTER THE ANNUITY COMMENCEMENT DATE:

IF THE DECEASED IS THE .  AND . . .                                 THEN THE . . .
 . .
------------------------------------------------------------------------------------------------------------
Contract Owner            The Annuitant is living                   Designated Beneficiary becomes the
                                                                    Contract Owner
------------------------------------------------------------------------------------------------------------
Annuitant                 The Contract Owner is living              Contract Owner receives the Death
                                                                    Benefit.
------------------------------------------------------------------------------------------------------------
Annuitant                 The Annuitant is also the Contract Owner  Designated Beneficiary receives the
                                                                    Death Benefit.

THESE ARE THE MOST COMMON DEATH BENEFIT SCENARIOS, HOWEVER, THERE ARE OTHERS. SOME OF THE ANNUITY PAYOUT OPTIONS MAY NOT RESULT IN A DEATH BENEFIT PAYOUT. IF YOU HAVE QUESTIONS ABOUT THESE AND ANY OTHER SCENARIOS, PLEASE CONTACT YOUR REGISTERED REPRESENTATIVE OR US.

WHAT SHOULD THE BENEFICIARY CONSIDER?

ALTERNATIVES TO THE REQUIRED DISTRIBUTIONS -- The selection of an Annuity Payout Option and the timing of the selection will have an impact on the tax treatment of the Death Benefit. To receive favorable tax treatment, the Annuity Payout Option selected: (a) cannot extend beyond the Beneficiary's life or life expectancy, and (b) must begin within one year of the date of death.

If these conditions are not met, the Death Benefit will be treated as a lump sum payment for tax purposes. This sum will be taxable in the year in which it is considered received.

SPOUSAL CONTRACT CONTINUATION -- If the Beneficiary is the Contract Owner's spouse, the Beneficiary may elect to continue the Contract as the contract owner, receive the death benefit in one lump sum payment or elect an Annuity Payout Option. The spousal continuation is available only once for each Contract.

If you elect the Optional Death Benefit Rider for an additional charge and the Contract continues with the spouse as Contract Owner, we will adjust the Contract Value to the amount that we would have paid as the Death Benefit.

SURRENDERS

WHAT KINDS OF SURRENDERS ARE AVAILABLE?

FULL SURRENDERS BEFORE THE ANNUITY COMMENCEMENT DATE -- When you Surrender your Contract before the Annuity Commencement Date, the Surrender Value of the Contract will be made in a lump sum payment. The Surrender Value is the Contract Value minus any applicable Premium Taxes, Contingent Deferred Sales Charges and the Annual Maintenance Fee. The Surrender Value may be more or less than the amount of the Premium Payments made to a Contract.

PARTIAL SURRENDERS BEFORE THE ANNUITY COMMENCEMENT DATE -- You may request a partial Surrender of Contract Values at any time before the Annuity Commencement Date. There are two restrictions:

- The partial Surrender amount must be at least equal to $100, our current minimum for partial Surrenders, and

- The Contract must have a minimum Contract Value of $500 after the Surrender. The minimum Contract Value in New York must be $1000 after the Surrender.

We reserve the right to close your Contract and pay the full Surrender Value if the Contract Value is under the minimum after the Surrender. If your Contract was issued in Texas, a remaining value of $500 is not required to continue the Contract if Premium Payments were made in the last two Contract Years.

FULL SURRENDERS AFTER THE ANNUITY COMMENCEMENT DATE -- You may Surrender your Contract on or after the Annuity Commencement Date only if you selected the Payment For a Period Certain Annuity Payout Option. Under this option, we pay you the Commuted Value of your Contract minus any applicable Contingent Deferred Sales Charges. The Commuted Value is determined on the day we receive your written request for Surrender.

PARTIAL SURRENDERS AFTER THE ANNUITY COMMENCEMENT DATES -- are allowed if you elect Payments for a Designated Period, but you should check with your tax advisor because there may be adverse tax consequences.

HOW DO I REQUEST A SURRENDER?

Requests for full Surrenders must be in writing. Requests for partial Surrenders can be made in writing or by telephone. We will send your money within seven days of receiving complete instructions. However, we may postpone payment of Surrenders whenever: (a) the New York Stock Exchange is closed, (b) trading on the New York Stock Exchange is restricted by the SEC, (b) the SEC permits and orders postponement or (c) the SEC determines that an emergency exists to restrict valuation.

WRITTEN REQUESTS -- To request a full or partial Surrender, complete a Surrender Form or send us a letter, signed by you, stating:

- the dollar amount that you want to receive, either before or after we withhold taxes and deduct for any applicable charges,

- your tax withholding amount or percentage, if any, and

- your mailing address.

If there are joint Contract Owners, both must authorize all Surrenders. For a partial Surrender, specify the Accounts that you want your Surrender to come from, otherwise, the Surrender will be taken in proportion to the value in each Account.
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HARTFORD LIFE INSURANCE COMPANY                                               41
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TELEPHONE REQUESTS -- To request a partial Surrender by telephone, we must have received your completed Telephone Redemption Program Enrollment Form. If there are joint Contract Owners, both must sign this form. By signing the form, you authorize us to accept telephone instructions for partial Surrenders from either Contract Owner. Telephone authorization will remain in effect until we receive a written cancellation notice from you or your joint Contract Owner, we discontinue the program; or you are no longer the owner of the Contract. There are some restrictions on telephone surrenders, please call us with any questions.

We may record telephone calls and use other procedures to verify information and confirm that instructions are genuine. We will not be liable for losses or expenses arising from telephone instructions reasonably believed to be genuine. We may modify the requirements for telephone redemptions at any time.

Telephone Surrender instructions received before the close of the New York Stock Exchange will be processed on that Valuation Day. Otherwise, your request will be processed on the next Valuation Day.

Completing a Power of Attorney form for another person to act on your behalf may prevent you from making Surrenders via telephone.

WHAT SHOULD BE CONSIDERED ABOUT TAXES?

There are certain tax consequences associated with Surrenders:

PRIOR TO AGE 59 1/2 -- If you make a Surrender prior to age 59 1/2, there may be adverse tax consequences including a10% federal income tax penalty on the taxable portion of the Surrender payment. Surrendering before age 59 1/2 may also affect the continuing tax-qualified status of some Contracts.

We do not monitor Surrender requests. To determine whether a Surrender is permissible, with or without federal income tax penalty, please consult your personal tax adviser.

MORE THAN ONE CONTRACT ISSUED IN THE SAME CALENDAR YEAR -- If you own more than one contract issued by us or our affiliates in the same calendar year, then these contracts may be treated as one contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. Please consult your tax adviser for additional information.

INTERNAL REVENUE CODE SECTION 403(B) ANNUITIES -- As of December 31, 1988, all
section 403(b) annuities have limits on full and partial Surrenders. Contributions to your Contract made after December 31, 1988 and any increases in cash value after December 31, 1988 may not be distributed unless you are: (a) age 59 1/2, (b) no longer employed, (c) deceased, (d) disabled, or (e) experiencing a financial hardship (cash value increases may not be distributed for hardships prior to age 59 1/2). Distributions prior to age 59 1/2 due to financial hardship; unemployment or retirement may still be subject to a penalty tax of 10%.

We encourage you to consult with your tax adviser before making any Surrenders. Please see the "Federal Tax Considerations" section for more information.

ANNUITY PAYOUTS
--------------------------------------------------------------------------------

This section describes what happens when we begin to make regular Annuity Payouts from your Contract. You, as the Contract Owner, should answer five questions:

1.  When do you want Annuity Payouts to begin?

2.  Which Annuity Payout Option do you want to use?

3.  How often do you want to receive Annuity Payouts?

4.  What is the Assumed Investment Return?

5.  Do you want Annuity Payouts to be fixed or variable or a combination?

Please check with your financial advisor to select the Annuity Payout Option that best meets your income needs.

1.  WHEN DO YOU WANT ANNUITY PAYOUTS TO BEGIN?

You select an Annuity Commencement Date when you purchase your Contract or at any time before you begin receiving Annuity Payouts. You may change the Annuity Commencement Date by notifying us within thirty days prior to the date. The Annuity Commencement Date cannot be deferred beyond the month of the Annuitant's 90th birthday.

The Annuity Calculation Date is when the amount of your Annuity Payout is determined. This occurs within five Valuation Days before your selected Annuity Commencement Date.

All Annuity Payouts, regardless of frequency, will occur on the same day of the month as the Annuity Commencement Date. After the initial payout, if an Annuity Payout date falls on a Non-Valuation Day, the Annuity Payout is computed on the prior Valuation Day. If the Annuity Payout date does not occur in a given month due to a leap year or months with only 28 days (i.e. the 31st), the Annuity Payout will be computed on the last Valuation Day of the month.

2.  WHICH ANNUITY PAYOUT OPTION DO YOU WANT TO USE?

Your Contract contains the Annuity Payout Options described below. We may make other Annuity Payout Options available.

OPTION 1 -- LIFE ANNUITY

We make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, we stop making Annuity Payouts. A Payee would receive only one Annuity Payout if the Annuitant dies after the first payout, two Annuity Payouts if the Annuitant dies after the second payout, and so forth.
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42                                               HARTFORD LIFE INSURANCE COMPANY
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OPTION 2 -- LIFE ANNUITY WITH 120, 180 OR 240 MONTHLY PAYMENTS CERTAIN

We make monthly Annuity Payouts during the lifetime of the Annuitant but Annuity Payouts are at least guaranteed for a minimum of 120, 180 or 240 months, as you elect. If, at the death of the Annuitant, Annuity Payouts have been made for less than the minimum elected number of months, then the Commuted Value as of the date of the Annuitant's death will be paid in one sum to the Beneficiary or the Beneficiary may continue the Annuity Payouts.

OPTION 3 -- JOINT AND LAST SURVIVOR LIFE ANNUITY

We will make Annuity Payouts as long as the Annuitant and Joint Annuitant are living. When one Annuitant dies, we continue to make Annuity Payouts to the other Annuitant until that second Annuitant dies. When choosing this option, you must decide what will happen to the Annuity Payouts after the first Annuitant dies. You must select Annuity Payouts that:

- Remain the same at 100%, or

- Decrease to 66.67%, or

- Decrease to 50%.

For variable Annuity Payouts, these percentages represent Annuity Units; for fixed Annuity Payouts, they represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.

OPTION 4 -- PAYMENTS FOR A DESIGNATED PERIOD

We will make Annuity Payouts for the number of years that you select. You can select between 5 years and 30 years.

IMPORTANT INFORMATION:

 - You cannot Surrender your Contract once Annuity Payouts begin, unless you have selected the Payments For a Designated Period Annuity Payout Option. A Contingent Deferred Sales Charge may be deducted.

 - For Non-Qualified Contracts, if you do not elect an Annuity Payout Option, fixed Annuity Payouts will automatically begin on the Annuity Commencement Date under the Life Annuity with 120 Monthly Payments Certain Annuity Payout Option.

 - For Qualified Contracts and Contracts issued in Texas, if you do not elect an Annuity Payout Option, fixed Annuity Payouts will begin automatically on the Annuity Commencement Date, under the Annuity Payout Option 1 -- Life Annuity.

3.  HOW OFTEN DO YOU WANT THE PAYEE TO RECEIVE ANNUITY PAYOUTS?

In addition to selecting an Annuity Commencement Date and an Annuity Payout Option, you must also decide how often you want the Payee to receive Annuity Payouts. You may choose to receive Annuity Payouts:

- monthly,

- quarterly,

- semi-annually, or

- annually.

Once you select a frequency, it cannot be changed. If you do not make a selection, the Payee will receive monthly Annuity Payouts. You must select a frequency that results in an Annuity Payout of at least $50. If the amount falls below $50, we have the right to change the frequency to bring the Annuity Payout up to at least $50. For Contracts issued in New York, the minimum monthly Annuity Payout is $20.

4.  WHAT IS THE ASSUMED INVESTMENT RETURN?

The Assumed Investment Return is the investment return used to calculate variable Annuity Payouts. The Assumed Investment Return for your Annuity if you purchased Series V is 5%, Series I, Series II, Series III, and Series I have a 4% Assumed Investment Return. The first Annuity Payout will be based on the Assumed Investment Return. The remaining Annuity Payouts will fluctuate based on the actual investment results of the Sub-Accounts.

5.  DO YOU WANT ANNUITY PAYOUTS TO BE FIXED OR VARIABLE OR A COMBINATION?

You may choose an Annuity Payout Option with fixed-dollar amounts, variable-dollar amounts or a combination depending on your income needs.

FIXED-DOLLAR AMOUNT ANNUITY PAYOUTS -- Once a fixed-dollar amount Annuity Payout begins, you cannot change your selection to receive variable-dollar amount Annuity Payout. You will receive equal fixed-dollar amount Annuity Payouts throughout the Annuity Payout period. Fixed-dollar amount Annuity Payout amounts are determined by multiplying the Contract Value, minus any applicable Premium Taxes, by an Annuity rate. The annuity rate is set by us and is not less than the rate specified in the fixed-dollar amount Annuity Payout Option tables in your Contract. The fixed-dollar amount Annuity Payout is not available for Series I.

VARIABLE-DOLLAR AMOUNT ANNUITY PAYOUTS -- A variable-dollar amount Annuity Payout is based on the investment performance of the Sub-Accounts. The variable-dollar amount Annuity Payouts may fluctuate with the performance of the underlying Funds. To begin making variable-dollar amount Annuity Payouts, we convert the first Annuity Payout amount to a set number of Annuity Units and then price those units to determine the Annuity Payout amount. The number of Annuity Units that determines the Annuity Payout amount remains fixed unless you transfer units between Sub-Accounts.

The dollar amount of the first variable Annuity Payout depends on:

- the Annuity Payout Option chosen,
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HARTFORD LIFE INSURANCE COMPANY                                               43
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- the Annuitant's attained age and gender (if applicable), and,

- the applicable annuity purchase rates based on the 1983a Individual Annuity Mortality table

- the Assumed Investment Return

The total amount of the first variable-dollar amount Annuity Payout is determined by dividing the Contract Value minus any applicable Premium Taxes, by $1,000 and multiplying the result by the payment factor defined in the Contract for the selected Annuity Payout Option.

The dollar amount of each subsequent variable-dollar amount Annuity Payout is equal to the total of:

Annuity Units for each Sub-Account multiplied by Annuity Unit Value of each Sub-Account.

The Annuity Unit Value of each Sub-Account for any Valuation Period is equal to the Accumulation Unit Value Net Investment Factor for the current Valuation Period multiplied by the Annuity Unit factor, multiplied by the Annuity Unit Value for the preceding Valuation Period.

TRANSFER OF ANNUITY UNITS -- Depending on which Series you purchased, you may be able to transfer dollar amounts of Annuity Units from one Sub-Account to another after the Annuity Calculation Date. On the day you make a transfer, the dollar amounts are equal for both Sub-Accounts and the number of Annuity Units will be different. We will transfer the dollar amount of your Annuity Units the day we receive your written request if received before the close of the New York Stock Exchange. Otherwise, the transfer will be made on the next Valuation Day. Please check your Contract to see if these transfers are available.

OTHER PROGRAMS AVAILABLE
--------------------------------------------------------------------------------

INVESTEASE-REGISTERED TRADEMARK- PROGRAM -- InvestEase is an electronic transfer program that allows you to have money automatically transferred from your checking or savings account, and invested in your Contract. It is available for Premium Payments made after your initial Premium Payment. The minimum amount for each transfer is $50. You can elect to have transfers occur either monthly or quarterly, and they can be made into any Account available in your Contract.

AUTOMATIC INCOME PROGRAM -- The Automatic Income Program allows you to Surrender up to 10% of your total Premium Payments each Contract Year. We can Surrender from the Accounts you select systematically on a monthly, quarterly, semiannual, or annual basis. The Automatic Income Program may change based on your instructions after your seventh Contract Year.

ASSET ALLOCATION PROGRAM -- Asset Allocation is a program that allows you to choose an allocation for your Sub-Accounts to help you reach your investment goals. Some Contracts offer model allocations with pre-selected Sub-Accounts and percentages that have been established for each type of investor - ranging from conservative to aggressive. Over time, Sub-Account performance may cause your Contract's allocation percentages to change, but under the Asset Allocation Program, your Sub-Account allocations are rebalanced to the percentages in the current model you have chosen. You can transfer freely between allocation models up to twelve times per year. You can also allocate a portion of your investment to Sub-Accounts that may not be part of the model. You can only participate in one asset allocation model at a time.

ASSET REBALANCING -- Asset Rebalancing is another type of asset allocation program in which you customize your Sub-Accounts to meet your investment needs. You select the Sub-Accounts and the percentages you want allocated to each Sub-Account. Based on the frequency you select, your model will automatically rebalance to the original percentages chosen. You can transfer freely between models up to twelve times per year. You can also allocate a portion of your investment to Sub-Accounts that are not part of the model. You can only participate in one asset rebalancing model at a time.

OTHER INFORMATION
--------------------------------------------------------------------------------

ASSIGNMENT -- Ownership of this Contract is generally assignable. However, if the Contract is issued to a tax qualified retirement plan, it is possible that the ownership of the Contract may not be transferred or assigned. An assignment of a Non-Qualified Contract may subject the Contract Values or Surrender Value to income taxes and certain penalty taxes.

CONTRACT MODIFICATION -- The Annuitant may not be changed. However, if the Annuitant is still living, the Contingent Annuitant may be changed at any time prior to the Annuity Commencement Date by sending us written notice. We may modify the Contract, but no modification will effect the amount or term of any Contract unless a modification is required to conform the Contract to applicable Federal or State law. No modification will effect the method by which Contract Values are determined.

HOW CONTRACTS ARE SOLD -- Hartford Securities Distribution Company, Inc. ("HSD") serves as Principal Underwriter for the securities issued with respect to the Separate Account. HSD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc. HSD is an affiliate of Hartfords Both HSD and Hartford are
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44                                               HARTFORD LIFE INSURANCE COMPANY
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ultimately controlled by The Hartford Financial Services Group Inc. The principal business address of HSD is the same as ours. The securities will be sold by individuals who represent us as insurance agents and who are registered representatives of Broker-Dealers that have entered into distribution agreements with HSD.

Commissions will be paid by Hartford and will not be more than 6% of Premium Payments. From time to time, Hartford may pay or permit other promotional incentives, in cash or credit or other compensation.

Broker-dealers or financial institutions are compensated according to a schedule set forth by HSD and any applicable rules or regulations for variable insurance compensation. Compensation is generally based on Premium Payments made by policyholders or Contract Owners. This compensation is usually paid from the sales charges described in this Prospectus.

In addition, a broker-dealer or financial institution may also receive additional compensation for, among other things, training, marketing or other services provided. HSD, its affiliates or Hartford may also make compensation arrangements with certain broker-dealers or financial institutions based on total sales by the broker-dealer or financial institution of insurance products. These payments, which may be different for different broker-dealers or financial institutions, will be made by HSD, its affiliates or Hartford out of their own assets and will not effect the amounts paid by the policyholders or Contract Owners to purchase, hold or Surrender variable insurance products.

YEAR 2000

IN GENERAL -- The Year 2000 issue relates to the ability or inability of computer hardware, software and other information technology (IT) systems, as well as non-IT systems, such as equipment and machinery with imbedded chips and microprocessors, to properly process information and data containing or related to dates beginning with the year 2000 and beyond. The Year 2000 issue exists because, historically, many IT and non-IT systems that are in use today were developed years ago when a year was identified using a two-digit date field rather than a four-digit date field. As information and data containing or related to the century date are introduced to date sensitive systems, these systems may recognize the year 2000 as "1900", or not at all, which may result in systems processing information incorrectly. This, in turn, may significantly and adversely affect the integrity and reliability of information databases of IT systems, may cause the malfunctioning of certain non-IT systems, and may result in a wide variety of adverse consequences to a company. In addition, Year 2000 problems that occur with third parties with which a company does business, such as suppliers, computer vendors, distributors and others, may also adversely affect any given company.

The integrity and reliability of Hartford's IT systems, as well as the reliability of its non-IT systems, are integral aspects of Hartford's business. Hartford issues insurance policies, annuities, mutual funds and other financial products to individual and business customers, nearly all of which contain date sensitive data, such as policy expiration dates, birth dates and premium payment dates. In addition, various IT systems support communications and other systems that integrate Hartford's various business segments and field offices. Hartford also has business relationships with numerous third parties that affect virtually all aspects of Hartford's business, including, without limitation, suppliers, computer hardware and software vendors, insurance agents and brokers, securities broker-dealers and other distributors of financial products, many of which provide date sensitive data to Hartford, and whose operations are important to Hartford's business.

INTERNAL YEAR 2000 EFFORTS AND TIMETABLE -- Beginning in 1990, Hartford began working on making its IT systems Year 2000 ready, either through installing new programs or replacing systems. Since January 1998, Hartford's Year 2000 efforts have focused on the remaining Year 2000 issues related to IT and non-IT systems in all of Hartford's business segments. These Year 2000 efforts include the following five main initiatives: (1) identifying and assessing Year 2000 issues;
(2) taking actions to remediate IT and non-IT systems so that they are Year 2000 ready; (3) testing IT and non-IT systems for Year 2000 readiness; (4) deploying such remediated and tested systems back into their respective production environments; and (5) conducting internal and external integrated testing of such systems. As of December 31, 1998, Hartford substantially completed initiatives (1) through (4) of its internal Year 2000 efforts. Hartford is currently performing initiative (5) and management currently anticipates that such activity will continue into the fourth quarter of 1999.

THIRD PARTY YEAR 2000 EFFORTS AND TIMETABLE -- Hartford's Year 2000 efforts include assessing the potential impact on Hartford of third parties' Year 2000 readiness. Hartford's third party Year 2000 efforts include the following three main initiatives: (1) identifying third parties which have significant business relationships with Hartford, including, without limitation, insurance agents, brokers, third party administrators, banks and other distributors and servicers of financial products, and inquiring of such third parties regarding their Year 2000 readiness; (2) evaluating such third parties' responses to Hartford's inquiries; and (3) based on the evaluation of third party responses (or a third party's failure to respond) and the significance of the business relationship, conducting additional activities with respect to third parties as determined to be necessary in each case. These activities may include conducting additional inquiries, more in-depth evaluations of Year 2000 readiness and plans, and integrated IT systems testing. Hartford has substantially completed third party initiatives (1) and (2). Hartford is currently conducting the additional activities described in initiative (3) and management currently anticipates that it will continue to do so through the end of 1999. However, notwithstanding these third party Year 2000 efforts, Hartford does not have control over these third parties and, as a result, Hartford cannot currently determine to what extent future operating results may be adversely affected by the failure of these third parties to adequately address their Year 2000 issues.
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HARTFORD LIFE INSURANCE COMPANY                                               45
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YEAR 2000 COSTS -- The after-tax costs of Hartford's Year 2000 program that were incurred prior to the year ended December 31, 1998 were not material to Hartford's financial condition or results of operations. For the year ended December 31, 1998, the after-tax costs were approximately $4 million. Management currently estimates that after-tax costs related to the Year 2000 program to be incurred in 1999 will be less than $10 million. These costs are being expensed as incurred.

RISKS AND CONTINGENCY PLANS -- If significant Year 2000 problems arise, including problems arising with third parties, failures of IT and non-IT systems could occur, which in turn could result in substantial interruptions in Hartford's business. In addition, Hartford's investing activities are an important aspect of its business and Hartford may be exposed to the risk that issuers of investments held by it will be adversely impacted by Year 2000 issues. Given the uncertain nature of Year 2000 problems that may arise, especially those related to the readiness of third parties discussed above, management cannot determine at this time whether the consequences of Year 2000 related problems that could arise will have a material impact on Hartford's financial condition or results of operations.

Hartford has substantially completed the development of certain contingency plans so that if, despite its Year 2000 efforts, Year 2000 problems ultimately arise, the impact of such problems may be avoided or minimized. The contingency planning process involved identifying reasonably likely business disruption scenarios that, if they were to occur, could create significant problems in critical functions of Hartford. Hartford has developed plans to respond to such problems so that critical business functions may continue to operate with minimal disruption. Contingency planning also included assessing the dependency of business functions on critical third parties and their Year 2000 readiness. These plans will then be reviewed and tested on an integrated basis for the remainder of the year. Furthermore, in many contexts, Year 2000 issues are dynamic, and ongoing assessments of business functions, vulnerabilities and risks must be made. As such, new contingency plans may be needed in the future and/or existing plans may need to be modified as circumstances warrant.

LEGAL MATTERS AND EXPERTS

There are no material legal proceedings pending to which the Separate Account is a party.

Counsel with respect to federal laws and regulations applicable to the issue and sale of the Contracts and with respect to Connecticut law is Lynda Godkin, Senior Vice President, General Counsel and Corporate Secretary, Hartford Life Insurance Company, P.O. Box 2999, Hartford, Connecticut 06104-2999.

The audited financial statements and financial statement schedules included in this registration statement have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their reports with respect thereto, and are included herein in reliance upon the authority of said firm as experts in giving said reports. The principal business address of Arthur Andersen LLP is One Financial Plaza, Hartford, Connecticut 06103.

MORE INFORMATION

You may call your Representative if you have any questions or write or call us at the address below:

Hartford Life Insurance Company
Attn: Individual Annuity Services
P.O. Box 5085
Hartford, Connecticut 06102-5085.
Telephone: (800) 862-6668 (Contract Owners)
(800) 862-7155 (Investment Consultants)

FEDERAL TAX CONSIDERATIONS
--------------------------------------------------------------------------------

What are some of the federal tax consequences which affect these Contracts?

A.  GENERAL

Since federal tax law is complex, the tax consequences of purchasing this contract will vary depending on your situation. You may need tax or legal advice to help you determine whether purchasing this contract is right for you.

Our general discussion of the tax treatment of this contract is based on our understanding of federal income tax laws as they are currently interpreted. A detailed description of all federal income tax consequences regarding the purchase of this contract cannot be made in the prospectus. We also do not discuss state, municipal or other tax laws that may apply to this contract. For detailed information, you should consult with a qualified tax adviser familiar with your situation.

B.  TAXATION OF HARTFORD AND THE SEPARATE ACCOUNT

The Separate Account is taxed as part of Hartford which is taxed as a life insurance company in accordance with the Internal Revenue Code of 1986, as amended (the "Code"). Accordingly, the Separate Account will not be taxed as a "regulated investment company" under subchapter M of Chapter 1 of the Code. Investment income and any realized capital gains on the assets of the Separate Account are reinvested and are taken into account in determining the value of the Accumulation and Annuity Units (See "Value of Accumulation Units"). As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Contract.

No taxes are due on interest, dividends and short-term or long-term capital gains earned by the Separate Account with respect to Qualified or Non-Qualified Contracts.
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46                                               HARTFORD LIFE INSURANCE COMPANY
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C.  TAXATION OF ANNUITIES -- GENERAL PROVISIONS AFFECTING PURCHASERS OTHER THAN
QUALIFIED RETIREMENT PLANS

Section 72 of the Code governs the taxation of annuities in general.

 1. NON-NATURAL PERSONS, CORPORATIONS, ETC.

Code Section 72 contains provisions for contract owners which are not natural persons. Non-natural persons include corporations, trusts, limited liability companies, partnerships and other types of legal entities. The tax rules for contracts owned by non-natural persons are different from the rules for contracts owned by individuals. For example, the annual net increase in the value of the contract is currently includible in the gross income of a non-natural person, unless the non-natural person holds the contract as an agent for a natural person. There are additional exceptions from current inclusion for:

- certain annuities held by structured settlement companies,

- certain annuities held by an employer with respect to a terminated qualified retirement plan and

- certain immediate annuities.

A non-natural person which is a tax-exempt entity for federal tax purposes will not be subject to income tax as a result of this provision.

If the contract owner is a non-natural person, the primary annuitant is treated as the contract owner in applying mandatory distribution rules. These rules require that certain distributions be made upon the death of the contract owner. A change in the primary annuitant is also treated as the death of the contract owner.

 2. OTHER CONTRACT OWNERS (NATURAL PERSONS).

A Contract Owner is not taxed on increases in the value of the Contract until an amount is received or deemed received, e.g., in the form of a lump sum payment (full or partial value of a Contract) or as Annuity payments under the settlement option elected.

The provisions of Section 72 of the Code concerning distributions are summarized briefly below. Also summarized are special rules affecting distributions from Contracts obtained in a tax-free exchange for other annuity contracts or life insurance contracts which were purchased prior to August 14, 1982.

    A. DISTRIBUTIONS PRIOR TO THE ANNUITY COMMENCEMENT DATE.

  i. Total premium payments less amounts received which were not includable in gross income equal the "investment in the contract" under Section 72 of the Code.

 ii. To the extent that the value of the Contract (ignoring any surrender charges except on a full surrender) exceeds the "investment in the contract," such excess constitutes the "income on the contract."

 iii. Any amount received or deemed received prior to the Annuity Commencement Date (e.g., upon a partial surrender) is deemed to come first from any such "income on the contract" and then from "investment in the contract," and for these purposes such "income on the contract" shall be computed by reference to any aggregation rule in subparagraph 2.c. below. As a result, any such amount received or deemed received (1) shall be includable in gross income to the extent that such amount does not exceed any such "income on the contract," and (2) shall not be includable in gross income to the extent that such amount does exceed any such "income on the contract." If at the time that any amount is received or deemed received there is no "income on the contract" (e.g., because the gross value of the Contract does not exceed the "investment in the contract" and no aggregation rule applies), then such amount received or deemed received will not be includable in gross income, and will simply reduce the "investment in the contract."

 iv. The receipt of any amount as a loan under the Contract or the assignment or pledge of any portion of the value of the Contract shall be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b.

 v. In general, the transfer of the Contract, without full and adequate consideration, will be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b. This transfer rule does not apply, however, to certain transfers of property between spouses or incident to divorce.

    B. DISTRIBUTIONS AFTER ANNUITY COMMENCEMENT DATE.

Annuity payments made periodically after the Annuity Commencement Date are includable in gross income to the extent the payments exceed the amount determined by the application of the ratio of the "investment in the contract" to the total amount of the payments to be made after the Annuity Commencement Date (the "exclusion ratio").

  i. When the total of amounts excluded from income by application of the exclusion ratio is equal to the investment in the contract as of the Annuity Commencement Date, any additional payments (including surrenders) will be entirely includable in gross income.

 ii. If the annuity payments cease by reason of the death of the Annuitant and, as of the date of death, the amount of annuity payments excluded from gross income by the exclusion ratio does not exceed the investment in the contract as of the Annuity Commencement Date, then the remaining portion of unrecovered investment shall be allowed as a deduction for the last taxable year of the Annuitant.

 iii. Generally, nonperiodic amounts received or deemed received after the Annuity Commencement Date are not entitled to any exclusion ratio and shall be fully includable in gross income. However, upon a full surrender after such date, only the excess of the amount received (after any surrender charge) over the remaining "investment in the

HARTFORD LIFE INSURANCE COMPANY                                               47
--------------------------------------------------------------------------------
    contract" shall be includable in gross income (except to the extent that the aggregation rule referred to in the next subparagraph c. may apply).

    C. AGGREGATION OF TWO OR MORE ANNUITY CONTRACTS.

Contracts issued after October 21, 1988 by the same insurer (or affiliated insurer) to the same Contract Owner within the same calendar year (other than certain contracts held in connection with a tax-qualified retirement arrangement) will be treated as one annuity Contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. An annuity contract received in a tax-free exchange for another annuity contract or life insurance contract may be treated as a new Contract for this purpose. Hartford believes that for any annuity subject to such aggregation, the values under the Contracts and the investment in the contracts will be added together to determine the taxation under subparagraph 2.a., above, of amounts received or deemed received prior to the Annuity Commencement Date. Withdrawals will first be treated as withdrawals of income until all of the income from all such Contracts is withdrawn. As of the date of this Prospectus, there are no regulations interpreting this provision.

    D. 10% PENALTY TAX -- APPLICABLE TO CERTAIN WITHDRAWALS AND ANNUITY
       PAYMENTS.

  i. If any amount is received or deemed received on the Contract (before or after the Annuity Commencement Date), the Code applies a penalty tax equal to ten percent of the portion of the amount includable in gross income, unless an exception applies.

 ii. The 10% penalty tax will not apply to the following distributions (exceptions vary based upon the precise plan involved):

    1. Distributions made on or after the date the recipient has attained the age of 59 1/2.

    2. Distributions made on or after the death of the holder or where the holder is not an individual, the death of the primary annuitant.

    3.  Distributions attributable to a recipient's becoming disabled.

    4. A distribution that is part of a scheduled series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the recipient (or the joint lives or life expectancies of the recipient and the recipient's designated Beneficiary).

    5. Distributions of amounts which are allocable to the "investment in the contract" prior to August 14, 1982 (see next subparagraph e.).

    E. SPECIAL PROVISIONS AFFECTING CONTRACTS OBTAINED THROUGH A TAX-FREE EXCHANGE OF OTHER ANNUITY OR LIFE INSURANCE CONTRACTS PURCHASED PRIOR TO AUGUST 14, 1982.

If the Contract wasobtained by a tax-free exchange of a life insurance or annuity Contract purchased prior to August 14, 1982, then any amount received or deemed received prior to the Annuity Commencement Date shall be deemed to come
(1) first from the amount of the "investment in the contract" prior to August 14, 1982 ("pre-8/14/82 investment") carried over from the prior Contract, (2) then from the portion of the "income on the contract" (carried over to, as well as accumulating in, the successor Contract) that is attributable to such pre-8/14/82 investment, (3) then from the remaining "income on the contract" and
(4) last from the remaining "investment in the contract." As a result, to the extent that such amount received or deemed received does not exceed such pre-8/14/82 investment, such amount is not includable in gross income., In addition, to the extent that such amount received or deemed received does not exceed the sum of (a) such pre-8/14/82 investment and (b) the "income on the contract" attributable thereto, such amount is not subject to the 10% penalty tax. In all other respects, amounts received or deemed received from such post-exchange Contracts are generally subject to the rules described in this subparagraph 3.

    F. REQUIRED DISTRIBUTIONS.

  i. Death of Contract Owner or Primary Annuitant
    Subject to the alternative election or spouse beneficiary provisions in ii or iii below:

     1. If any Contract Owner dies on or after the Annuity Commencement Date and before the entire interest in the Contract has been distributed, the remaining portion of such interest shall be distributed at least as rapidly as under the method of distribution being used as of the date of such death;

     2. If any Contract Owner dies before the Annuity Commencement Date, the entire interest in the Contract will be distributed within 5 years after such death; and

     3. If the Contract Owner is not an individual, then for purposes of 1. or
        2. above, the primary annuitant under the Contract shall be treated as the Contract Owner, and any change in the primary annuitant shall be treated as the death of the Contract Owner. The primary annuitant is the individual, the events in the life of whom are of primary importance in affecting the timing or amount of the payout under the Contract.

 ii. Alternative Election to Satisfy Distribution Requirements
    If any portion of the interest of a Contract Owner described in i. above is payable to or for the benefit of a designated beneficiary, such beneficiary may elect to have the portion distributed over a period that does not extend beyond the life or life expectancy of the beneficiary. The election must

48                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
    be made and payments must begin within a year of the death.

 iii. Spouse Beneficiary
    If any portion of the interest of a Contract Owner is payable to or for the benefit of his or her spouse, and the Annuitant or Contingent Annuitant is living, such spouse shall be treated as the Contract Owner of such portion for purposes of section i. above. This spousal continuation shall apply only once for this contract.

 3. DIVERSIFICATION REQUIREMENTS.

The Code requires that investments supporting your contract be adequately diversified. Code Section 817 provides that a variable annuity contract will not be treated as an annuity contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified. If a contract is not treated as an annuity contract, the contract owner will be subject to income tax on annual increases in cash value.

The Treasury Department's diversification regulations require, among other things, that:

- no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,

- no more than 70% is represented by any two investments,

- no more than 80% is represented by any three investments and

- no more than 90% is represented by any four investments.

In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.

A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the company or the contract owner must agree to pay the tax due for the period during which the diversification requirements were not met.

We monitor the diversification of investments in the separate accounts and test for diversification as required by the Code. We intend to administer all contracts subject to the diversification requirements in a manner that will maintain adequate diversification.

 4. OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT.

In order for a variable annuity contract to qualify for tax deferral, assets in the separate accounts supporting the contract must be considered to be owned by the insurance company and not by the contract owner. It is unclear under what circumstances an investor is considered to have enough control over the assets in the separate account to be considered the owner of the assets for tax purposes.

The IRS has issued several rulings discussing investor control. These rulings say that certain incidents of ownership by the contract owner, such as the ability to select and control investments in a separate account, will cause the contract owner to be treated as the owner of the assets for tax purposes.

In its explanation of the diversification regulations, the Treasury Department recognized that the temporary regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." The explanation further indicates that "the temporary regulations provide that in appropriate cases a segregated asset account may include multiple sub-accounts, but do not specify the extent to which policyholders may direct their investments to particular sub-accounts without being treated as the owners of the underlying assets. Guidance on this and other issues will be provided in regulations or revenue rulings under Section 817(d), relating to the definition of variable contract."

The final regulations issued under Section 817 did not provide guidance regarding investor control, and as of the date of this prospectus, guidance has yet to be issued. We do not know if additional guidance will be issued. If guidance is issued, we do not know if it will have a retroactive effect.

Due to the lack of specific guidance on investor control, there is some uncertainty about when a contract owner is considered the owner of the assets for tax purposes. We reserve the right to modify the contract, as necessary, to prevent you from being considered the owner of assets in the separate account.

D.  FEDERAL INCOME TAX WITHHOLDING

The portion of a distribution which is taxable income to the recipient will be subject to federal income tax withholding, pursuant to Section 3405 of the Code. The application of this provision is summarized below:

 1. NON-PERIODIC DISTRIBUTIONS.

The portion of a non-periodic distribution which constitutes taxable income will be subject to federal income tax withholding unless the recipient elects not to have taxes withheld. If there is no election to waive withholding, 10% of the taxable distribution will be withheld as federal income tax. Election forms will be provided at the time distributions are requested. If the necessary election forms are not submitted to Hartford, Hartford will automatically withhold 10% of the taxable distribution.

 2. PERIODIC DISTRIBUTIONS (DISTRIBUTIONS PAYABLE OVER A PERIOD GREATER THAN ONE
    YEAR).

The portion of a periodic distribution which constitutes taxable income will be subject to federal income tax withholding as if the recipient were married claiming three exemptions. A recipient

HARTFORD LIFE INSURANCE COMPANY                                               49
--------------------------------------------------------------------------------
may elect not to have income taxes withheld or have income taxes withheld at a different rate by providing a completed election form. Election forms will be provided at the time distributions are requested.

E.  GENERAL PROVISIONS AFFECTING QUALIFIED RETIREMENT PLANS

The Contract may be used for a number of qualified retirement plans. If the Contract is being purchased with respect to some form of qualified retirement plan, please refer to Appendix I for information relative to the types of plans for which it may be used and the general explanation of the tax features of such plans.

F.  ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and withholding on annuity distributions at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation with respect to an annuity purchase.

50                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

APPENDIX I -- SERIES I OF PUTNAM CAPITAL MANAGER VARIABLE ANNUITY

Series I of Putnam Capital Manager variable annuity was sold from October 5, 1986 through September 1, 1988. Almost all of the provisions detailed in the prospectus apply to you except for the following changes:

CONTINGENT DEFERRED SALES CHARGES

The Contingent Deferred Sales Charge is a percentage of the amount Surrendered and equals:

          ----------------------
          First
          Year               5%
          ----------------------
          Second
          Year               5%
          ----------------------
          Third
          Year               4%
          ----------------------
          Fourth
          Year               3%
          ----------------------
          Fifth
          Year               2%
          ----------------------
          Sixth
          Year               0%
          ----------------------

THE FIXED ACCUMULATION FEATURE -- The Fixed Accumulation Feature was not available in this Contract version.

THE DEATH BENEFIT -- The calculated Death Benefit will remain invested in the same Accounts, according to the Contract Owner's last instructions until we receive complete written settlement instructions from the Beneficiary. Therefore, the Death Benefit amount will fluctuate with the performance of the underlying Funds. When there is more than one Beneficiary, we will calculate the Accumulation Units for each Sub-account for each Beneficiary's portion of the proceeds.

If death occurs before the Annuity Commencement Date and the descendant's 90th birthday, the Death Benefit is the greatest of:

- The Contract Value or

- 100% of all Premium Payments paid into the Contract minus any partial Surrenders.

If death occurs after the decedent's 90th birthday, the Death Benefit is the Contract Value on the date the death certificate or other legal document acceptable to us is received.

The Annuity Payout Options available are:

OPTION 1 -- LIFE ANNUITY

We make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, we stop making Annuity Payouts. A Payee would receive only one Annuity Payout if the Annuitant dies after the first payout, two Annuity Payouts if the Annuitant dies after the second payout, and so forth.

OPTION 2 -- LIFE ANNUITY WITH 120, 180 OR 240 MONTHLY PAYMENTS CERTAIN

We make monthly Annuity Payouts during the lifetime of the Annuitant but Annuity Payouts are at least guaranteed for a minimum of 120, 180 or 240 months, as you elect. If, at the death of the Annuitant, Annuity Payouts have been made for less than the minimum elected number of months, then the Commuted Value as of the date of the Annuitant's death will be paid in one sum to the Beneficiary.

OPTION 3 -- JOINT AND LAST SURVIVOR LIFE ANNUITY

We will make Annuity Payouts as long as the Annuitant and Joint Annuitant are living. When one Annuitant dies, we continue to make Annuity Payouts to the other Annuitant until that second Annuitant dies. When choosing this option, you must decide what will happen to the Annuity Payouts after the first Annuitant dies. You must select Annuity Payouts that:

- Remain the same at 100%, or

- Decrease to 66.67%, or

- Decrease to 50%.

For variable Annuity Payouts, these percentages represent Annuity Units; for fixed Annuity Payouts, they represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.

OPTION 4 -- PAYMENTS FOR A DESIGNATED PERIOD

We will make Annuity Payouts for the number of years that you select. You can select between 5 years and 30 years.

Qualified Plans may also elect to use the following Annuity Payout Option if the guaranteed period is less than the life expectancy of the Annuitant at the time the Annuity Payout Option goes into effect:

UNIT REFUND LIFE ANNUITY -- We make monthly Annuity Payouts during the lifetime of the Annuitant. Upon the death of the Annuitant, the Beneficiary may receive an excess payment. We determine if an excess payment is due by dividing (a) by
(b), where (a) is equal to the amount available for this Annuity Payout Option on the Annuity Commencement Date divided by the Annuity Unit Value on the Annuity Commencement Date and (b) is equal to the number of Annuity Units represented by each monthly Annuity Payout already made multiplied by the number of Annuity Payouts made.

If that amount is a positive number, we then multiply the excess payment by the Annuity Unit Value as of the date we receive a certified death certificate or other legal document acceptable to us. That amount is then paid to the Beneficiary. This is available only for variable dollar amount Annuity Payouts.

HARTFORD LIFE INSURANCE COMPANY                                               51
--------------------------------------------------------------------------------

APPENDIX II -- SERIES II OF PUTNAM CAPITAL MANAGER VARIABLE ANNUITY

Series II of Putnam Capital Manager variable annuity was sold from September 1, 1988 through May 1, 1990. Almost all of the provisions detailed in the prospectus apply to you except for the following changes:

CONTINGENT DEFERRED SALES CHARGES

          ----------------------
          First
          Year               6%
          ----------------------
          Second
          Year               6%
          ----------------------
          Third
          Year               6%
          ----------------------
          Fourth
          Year               6%
          ----------------------
          Fifth
          Year               5%
          ----------------------
          Sixth
          Year               4%
          ----------------------
          Seventh
          Year               0%
          ----------------------

DEATH BENEFIT

The death benefit payable is equal to the greater of:

- the Contract Value determined as of the day written proof of death is received; or

- 100% of the total Premium Payments made, reduced by any surrenders; or

- the Contract Value on the Specified Contract Anniversary immediately preceding the date of death, increased by any Premium Payments made and decreased by any Surrenders since the preceding Specified Contract Anniversary.

The Specified Contract Anniversary is every sixth Contact Anniversary (i.e, the 6th, 12th etc.)

DEATH BENEFIT REMAINING WITH THE COMPANY

The Beneficiary may elect under the Annuity Payout Option "Death Benefit Remaining with the Company" to leave proceeds from the Death Benefit with us for up to five years from the date of the Contract Owner's death if the Contract Owner died before the Annuity Commencement Date. Once we receive a certified death certificate or other legal documents acceptable to us, the Beneficiary can: (a) make Sub-Account transfers and (b) take Surrenders without paying Contingent Deferred Sales Charges.

The Annuity Payout Options offered are:

OPTION 1 -- LIFE ANNUITY

We make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, we stop making Annuity Payouts. A Payee would receive only one Annuity Payout if the Annuitant dies after the first payout, two Annuity Payouts if the Annuitant dies after the second payout, and so forth.

OPTION 2 -- LIFE ANNUITY WITH 120, 180 OR 240 MONTHLY PAYMENTS CERTAIN

We make monthly Annuity Payouts during the lifetime of the Annuitant but Annuity Payouts are at least guaranteed for a minimum of 120, 180 or 240 months, as you elect. If, at the death of the Annuitant, Annuity Payouts have been made for less than the minimum elected number of months, then the Commuted Value as of the date of the Annuitant's death will be paid in one sum to the Beneficiary.

OPTION 3 -- JOINT AND LAST SURVIVOR LIFE ANNUITY

We will make Annuity Payouts as long as the Annuitant and Joint Annuitant are living. When one Annuitant dies, we continue to make Annuity Payouts to the other Annuitant until that second Annuitant dies. When choosing this option, you must decide what will happen to the Annuity Payouts after the first Annuitant dies. You must select Annuity Payouts that:

- Remain the same at 100%, or

- Decrease to 66.67%, or

- Decrease to 50%.

For variable Annuity Payouts, these percentages represent Annuity Units; for fixed Annuity Payouts, they represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.

OPTION 4 -- PAYMENTS FOR A DESIGNATED PERIOD

We will make Annuity Payouts for the number of years that you select. You can select between 5 years and 30 years.

52                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

APPENDIX III -- SERIES III OF PUTNAM CAPITAL MANAGER VARIABLE ANNUITY

Series III of Putnam Capital Manager variable annuity was sold from May 1, 1990 through May 1, 1992. Almost all of the provisions detailed in the prospectus apply to you except for the following changes:

CONTINGENT DEFERRED SALES CHARGES

          DEFERRED
            SALES
           CHARGE
            (AS A
          PERCENTAGE
             OF
           AMOUNTS
          SURRENDERED)
          ----------------------
          First
          Year (1)           7%
          ----------------------
          Second
          Year               6%
          ----------------------
          Third
          Year               5%
          ----------------------
          Fourth
          Year               4%
          ----------------------
          Fifth
          Year               3%
          ----------------------
          Sixth
          Year               2%
          ----------------------
          Seventh
          Year               1%
          ----------------------
          Eighth
          Year               0%
          ----------------------

DEATH BENEFIT -- The death benefit payable is equal to the greater of:

- the Contract Value determined as of the day written proof of death is received; or

- 100% of the total Premium Payments made, reduced by any surrenders; or

- the Contract Value on the Specified Contract Anniversary immediately preceding the date of death, increased by any Premium Payments made and decreased by any Surrenders since the preceding Specified Contract Anniversary.

The Specified Contract Anniversary is every seventh Contact Anniversary (i.e, the 7th, 14th etc.)

DEATH BENEFIT REMAINING WITH THE COMPANY -- The Beneficiary may elect under the Annuity Payout Option "Death Benefit Remaining with the Company" to leave proceeds from the Death Benefit with us for up to five years from the date of the Contract Owner's death if the Contract Owner died before the Annuity Commencement Date. Once we receive a certified death certificate or other legal documents acceptable to us, the Beneficiary can: (a) make Sub-Account transfers and (b) take Surrenders without paying Contingent Deferred Sales Charges.

The Annuity Options under this Series are:

OPTION 1 -- LIFE ANNUITY

We make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, we stop making Annuity Payouts. A Payee would receive only one Annuity Payout if the Annuitant dies after the first payout, two Annuity Payouts if the Annuitant dies after the second payout, and so forth.

OPTION 2 -- LIFE ANNUITY WITH 120, 180 OR 240 MONTHLY PAYMENTS CERTAIN

We make monthly Annuity Payouts during the lifetime of the Annuitant but Annuity Payouts are at least guaranteed for a minimum of 120, 180 or 240 months, as you elect. If, at the death of the Annuitant, Annuity Payouts have been made for less than the minimum elected number of months, then the Commuted Value as of the date of the Annuitant's death will be paid in one sum to the Beneficiary.

OPTION 3 -- JOINT AND LAST SURVIVOR LIFE ANNUITY

We will make Annuity Payouts as long as the Annuitant and Joint Annuitant are living. When one Annuitant dies, we continue to make Annuity Payouts to the other Annuitant until that second Annuitant dies. When choosing this option, you must decide what will happen to the Annuity Payouts after the first Annuitant dies. You must select Annuity Payouts that:

- Remain the same at 100%, or

- Decrease to 66.67%, or

- Decrease to 50%.

For variable Annuity Payouts, these percentages represent Annuity Units; for fixed Annuity Payouts, they represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.

OPTION 4 -- PAYMENTS FOR A DESIGNATED PERIOD

We will make Annuity Payouts for the number of years that you select. You can select between 5 years and 30 years.

HARTFORD LIFE INSURANCE COMPANY                                               53
--------------------------------------------------------------------------------

APPENDIX IV -- SERIES IV OF PUTNAM CAPITAL MANAGER VARIABLE ANNUITY

Series IV of Putnam Capital Manager variable annuity was sold from May 1, 1992 through June 22, 1994. Almost all of the provisions detailed in the prospectus apply to you except for the following changes:

CONTINGENT DEFERRED SALES CHARGES

          ----------------------
          First
          Year (1)           7%
          ----------------------
          Second
          Year               6%
          ----------------------
          Third
          Year               5%
          ----------------------
          Fourth
          Year               4%
          ----------------------
          Fifth
          Year               3%
          ----------------------
          Sixth
          Year               2%
          ----------------------
          Seventh
          Year               1%
          ----------------------
          Eighth
          Year               0%
          ----------------------

DEATH BENEFIT -- The death benefit payable is equal to the greater of:

- the Contract Value determined as of the day written proof of death is received; or

- 100% of the total Premium Payments made, reduced by any surrenders; or

- the Contract Value on the Specified Contract Anniversary immediately preceding the date of death, increased by any Premium Payments made and decreased by any Surrenders since the preceding Specified Contract Anniversary.

The Specified Contract Anniversary is every seventh Contact Anniversary (i.e, the 7th, 14th etc.)

DEATH BENEFIT REMAINING WITH THE COMPANY -- The Beneficiary may elect under the Annuity Payout Option "Death Benefit Remaining with the Company" to leave proceeds from the Death Benefit with us for up to five years from the date of the Contract Owner's death if the Contract Owner died before the Annuity Commencement Date. Once we receive a certified death certificate or other legal documents acceptable to us, the Beneficiary can: (a) make Sub-Account transfers and (b) take Surrenders without paying Contingent Deferred Sales Charges.

The Annuity Options under this Series are:

OPTION 1 -- LIFE ANNUITY

We make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, we stop making Annuity Payouts. A Payee would receive only one Annuity Payout if the Annuitant dies after the first payout, two Annuity Payouts if the Annuitant dies after the second payout, and so forth.

OPTION 2 -- LIFE ANNUITY WITH 120, 180 OR 240 MONTHLY PAYMENTS CERTAIN

We make monthly Annuity Payouts during the lifetime of the Annuitant but Annuity Payouts are at least guaranteed for a minimum of 120, 180 or 240 months, as you elect. If, at the death of the Annuitant, Annuity Payouts have been made for less than the minimum elected number of months, then the Commuted Value as of the date of the Annuitant's death will be paid in one sum to the Beneficiary.

OPTION 3 -- JOINT AND LAST SURVIVOR LIFE ANNUITY

We will make Annuity Payouts as long as the Annuitant and Joint Annuitant are living. When one Annuitant dies, we continue to make Annuity Payouts to the other Annuitant until that second Annuitant dies. When choosing this option, you must decide what will happen to the Annuity Payouts after the first Annuitant dies. You must select Annuity Payouts that:

- Remain the same at 100%, or

- Decrease to 66.67%, or

- Decrease to 50%.

For variable Annuity Payouts, these percentages represent Annuity Units; for fixed Annuity Payouts, they represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.

OPTION 4 -- PAYMENTS FOR A DESIGNATED PERIOD

We will make Annuity Payouts for the number of years that you select. You can select between 5 years and 30 years.

54                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

APPENDIX V -- INFORMATION REGARDING TAX-QUALIFIED PLANS

This summary does not attempt to provide more than general information about the federal income tax rules associated with use of a Contract by a tax-qualified retirement plan. Because of the complexity of the federal tax rules, owners, participants and beneficiaries are encouraged to consult their own tax advisors as to specific tax consequences.

The federal tax rules applicable to owners of Contracts under tax-qualified retirement plans vary according to the type of plan as well as the terms and conditions of the plan itself. Contract owners, plan participants and beneficiaries are cautioned that the rights and benefits of any person may be controlled by the terms and conditions of the tax-qualified retirement plan itself, regardless of the terms and conditions of a Contract. We are not bound by the terms and conditions of such plans to the extent such terms conflict with a Contract, unless we specifically consent to be bound.

Some tax-qualified retirement plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. Contract owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions comply with applicable law. Tax penalties may apply to transactions with respect to tax-qualified retirement plans if applicable federal income tax rules and restrictions are not carefully observed.

We do not currently offer the Contracts in connection with all of the types of tax-qualified retirement plans discussed below and may not offer the Contracts for all types of tax-qualified retirement plans in the future.

1. TAX-QUALIFIED PENSION OR PROFIT-SHARING PLANS -- Eligible employers can establish certain tax-qualified pension and profit-sharing plans under section 401 of the Code. Rules under section 401(k) of the Code govern certain "cash or deferred arrangements" under such plans. Rules under section 408(k) govern "simplified employee pensions". Tax-qualified pension and profit-sharing plans are subject to limitations on the amount that may be contributed, the persons who may be eligible to participate and the time when distributions must commence. Employers intending to use the Contracts in connection with tax-qualified pension or profit-sharing plans should seek competent tax and other legal advice.

2. TAX SHELTERED ANNUITIES UNDER SECTION 403(b) -- Public schools and certain types of charitable, educational and scientific organizations, as specified in section 501(c)(3) of the Code, can purchase tax-sheltered annuity contracts for their employees. Tax-deferred contributions can be made to tax-sheltered annuity contracts under section 403(b) of the Code, subject to certain limitations. Generally, such contributions may not exceed the lesser of $10,000 (indexed) or 20% of the employee's "includable compensation" for such employee's most recent full year of employment, subject to other adjustments. Special provisions under the Code may allow some employees to elect a different overall limitation.

Tax-sheltered annuity programs under section 403(b) are subject to a PROHIBITION AGAINST DISTRIBUTIONS FROM THE CONTRACT ATTRIBUTABLE TO CONTRIBUTIONS MADE PURSUANT TO A SALARY REDUCTION AGREEMENT, unless such distribution is made:

- after the participating employee attains age 59 1/2;

- upon separation from service;

- upon death or disability; or

- in the case of hardship (and in the case of hardship, any income attributable to such contributions may not be distributed).

Generally, the above restrictions do not apply to distributions attributable to cash values or other amounts held under a section 403(b) contract as of December 31, 1988.

3. DEFERRED COMPENSATION PLANS UNDER SECTION 457 -- A governmental employer or a tax-exempt employer other than a governmental unit can establish a Deferred Compensation Plan under section 457 of the Code. For these purposes, a "governmental employer" is a State, a political subdivision of a State, or an agency or an instrumentality of a State or political subdivision of a State. Employees and independent contractors performing services for a governmental or tax-exempt employer can elect to have contributions made to a Deferred Compensation Plan of their employer in accordance with the employer's plan and section 457 of the Code.

Deferred Compensation Plans that meet the requirements of section 457(b) of the Code are called "eligible" Deferred Compensation Plans. Section 457(b) limits the amount of contributions that can be made to an eligible Deferred Compensation Plan on behalf of a participant. Generally, the limitation on contributions is 33 1/3% of a participant's includable compensation (typically 25% of gross compensation) or, for 1999, $8,000 (indexed), whichever is less. The plan may provide for additional "catch-up" contributions during the three taxable years ending before the year in which the participant attains normal retirement age.

All of the assets and income of an eligible Deferred Compensation Plan established by a governmental employer after August 20, 1996, must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, custodial accounts and certain annuity contracts are treated as trusts. Eligible Deferred Compensation Plans that were in existence on August 20, 1996 may be amended to satisfy the trust and exclusive benefit requirements any time prior to January 1, 1999, and must be amended not later than that date to continue to receive favorable tax treatment. The requirement of a trust does not apply to amounts under a Deferred Compensation Plan of a tax-exempt (non-governmental) employer. In addition, the requirement of a trust does not apply to amounts under a Deferred Compensation Plan of a governmental employer if the Deferred Compensation Plan is not an eligible plan within the meaning of section 457(b) of the Code. In the absence of such a trust,

HARTFORD LIFE INSURANCE COMPANY                                               55
--------------------------------------------------------------------------------
amounts under the plan will be subject to the claims of the employer's general creditors.

In general, distributions from an eligible Deferred Compensation Plan are prohibited under section 457 of the Code unless made after the participating employee:

- attains age 70 1/2,

- separates from service,

- dies, or

- suffers an unforeseeable financial emergency as defined in the Code.

Under present federal tax law, amounts accumulated in a Deferred Compensation Plan under section 457 of the Code cannot be transferred or rolled over on a tax-deferred basis except for certain transfers to other Deferred Compensation Plans under section 457 in limited cases.

4. INDIVIDUAL RETIREMENT ANNUITIES ("IRAs") UNDER SECTION 408

TRADITIONAL IRAS -- Eligible individuals can establish individual retirement programs under section 408 of the Code through the purchase of an IRA. Section 408 imposes limits with respect to IRAs, including limits on the amount that may be contributed to an IRA, the amount of such contributions that may be deducted from taxable income, the persons who may be eligible to contribute to an IRA, and the time when distributions commence from an IRA. Distributions from certain tax-qualified retirement plans may be "rolled-over" to an IRA on a tax-deferred basis.

SIMPLE IRAS -- Eligible employees may establish SIMPLE IRAs in connection with a SIMPLE IRA plan of an employer under section 408(p) of the Code. Special rollover rules apply to SIMPLE IRAs. Amounts can be rolled over from one SIMPLE IRA to another SIMPLE IRA. However, amounts can be rolled over from a SIMPLE IRA to a Traditional IRA only after two years have expired since the employee first commenced participation in the employer's SIMPLE IRA plan. Amounts cannot be rolled over to a SIMPLE IRA from a qualified plan or a Traditional IRA. Hartford is a non-designated financial institution for purposes of the SIMPLE IRA rules.

ROTH IRAS -- Eligible individuals may establish Roth IRAs under section 408A of the Code. Contributions to a Roth IRA are not deductible. Subject to special limitations, a Traditional IRA may be converted into a Roth IRA or a distribution from a Traditional IRA may be rolled over to a Roth IRA. However, a conversion or a rollover from a Traditional IRA to a Roth IRA is not excludable from gross income. If certain conditions are met, qualified distributions from a Roth IRA are tax-free.

5. FEDERAL TAX PENALTIES AND WITHHOLDING -- Distributions from tax-qualified retirement plans are generally taxed as ordinary income under section 72 of the Code. Under these rules, a portion of each distribution may be excludable from income. The excludable amount is the portion of the distribution that bears the same ratio as the after-tax contributions bear to the expected return.

(A) PENALTY TAX ON EARLY DISTRIBUTIONS Section 72(t) of the Code imposes an additional penalty tax equal to 10% of the taxable portion of a distribution from certain tax-qualified retirement plans. However, the 10% penalty tax does not apply to a distributions that is:

- Made on or after the date on which the employee reaches age 59 1/2;

- Made to a beneficiary (or to the estate of the employee) on or after the death of the employee;

- Attributable to the employee's becoming disabled (as defined in the Code);

- Part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and his or her designated beneficiary;

- Except in the case of an IRA, made to an employee after separation from service after reaching age 55; or

- Not greater than the amount allowable as a deduction to the employee for eligible medical expenses during the taxable year.

In addition, the 10% penalty tax does not apply to a distribution from an IRA that is:

- Made after separation from employment to an unemployed IRA owner for health insurance premiums, if certain conditions are met;

- Not in excess of the amount of certain qualifying higher education expenses, as defined by section 72(t)(7) of the Code; or

- A qualified first-time homebuyer distribution meeting the requirements specified at section 72(t)(8) of the Code.

If you are a participant in a SIMPLE IRA plan, you should be aware that the 10% penalty tax is increased to 25% with respect to non-exempt early distributions made from your SIMPLE IRA during the first two years following the date you first commenced participation in any SIMPLE IRA plan of your employer.

(B) MINIMUM DISTRIBUTION PENALTY TAX If the amount distributed is less than the minimum required distribution for the year, the Participant is subject to a 50% penalty tax on the amount that was not properly distributed. An individual's interest in a tax-qualified retirement plan generally must be distributed, or begin to be distributed, not later than the Required Beginning Date. Generally, the Required Beginning Date is April 1 of the calendar year following the later of:

- the calendar year in which the individual attains age 70 1/2; or

- the calendar year in which the individual retires from service with the employer sponsoring the plan.

56                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

The Required Beginning Date for an individual who is a five (5) percent owner (as defined in the Code), or who is the owner of an IRA, is April 1 of the calendar year following the calendar year in which the individual attains age 70 1/2.

The entire interest of the Participant must be distributed beginning no later than the Required Beginning Date over:

- the life of the Participant or the lives of the Participant and the Participant's designated beneficiary, or

- over a period not extending beyond the life expectancy of the Participant or the joint life expectancy of the Participant and the Participant's designated beneficiary.

Each annual distribution must equal or exceed a "minimum distribution amount" which is determined by dividing the account balance by the applicable life expectancy. This account balance is generally based upon the account value as of the close of business on the last day of the previous calendar year. In addition, minimum distribution incidental benefit rules may require a larger annual distribution.

If an individual dies before reaching his or her Required Beginning Date, the individual's entire interest must generally be distributed within five years of the individual's death. However, this rule will be deemed satisfied, if distributions begin before the close of the calendar year following the individual's death to a designated beneficiary and distribution is over the life of such designated beneficiary (or over a period not extending beyond the life expectancy of the beneficiary). If the beneficiary is the individual's surviving spouse, distributions may be delayed until the individual would have attained age 70 1/2.

If an individual dies after reaching his or her Required Beginning Date or after distributions have commenced, the individual's interest must generally be distributed at least as rapidly as under the method of distribution in effect at the time of the individual's death.

(C) WITHHOLDING In general, regular wage withholding rules apply to distributions from IRAs and plans described in section 457 of the Code. Periodic distributions from other tax-qualified retirement plans that are made for a specified period of 10 or more years or for the life or life expectancy of the participant (or the joint lives or life expectancies of the participant and beneficiary) are generally subject to federal income tax withholding as if the recipient were married claiming three exemptions. The recipient of periodic distributions may generally elect not to have withholding apply or to have income taxes withheld at a different rate by providing a completed election form.

Mandatory federal income tax withholding at a flat rate of 20% will generally apply to other distributions from such other tax-qualified retirement plans unless such distributions are:

- the non-taxable portion of the distribution;

- required minimum distributions; or

- direct transfer distributions.

Direct transfer distributions are direct payments to an IRA or to another eligible retirement plan under Code section 401(a)(31).

Certain states require withholding of state taxes when federal income tax is withheld.

                                        PART B

                         STATEMENT OF ADDITIONAL INFORMATION

                          HARTFORD LIFE INSURANCE COMPANY -
                    PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT


This Statement of Additional Information is not a Prospectus. The information contained herein should be read in conjunction with the Prospectus.

To obtain a Prospectus, send a written request to Hartford Life Insurance Company, Attn: Individual Annuity Operations, P.O. Box 5085, Hartford, CT 06102-5085.




Date of Prospectus:  October 1, 1999

Date of Statement of Additional Information:  October 1, 1999




33-17207

                                 TABLE OF CONTENTS

SECTION                                                                    PAGE
-------                                                                    ----

DESCRIPTION OF HARTFORD LIFE INSURANCE COMPANY . . . . . . . . . . . .       3

SAFEKEEPING OF ASSETS. . . . . . . . . . . . . . . . . . . . . . . . .       3

INDEPENDENT PUBLIC ACCOUNTANTS . . . . . . . . . . . . . . . . . . . .       3

DISTRIBUTION OF CONTRACTS. . . . . . . . . . . . . . . . . . . . . . .       4

CONTRACTS ISSUED FROM OCTOBER 15, 1986 UNTIL APPROXIMATELY
     SEPTEMBER 1, 1988 (PUTNAM CAPITAL MANAGER I). . . . . . . . . . .       4

CONTRACTS ISSUED FROM SEPTEMBER 1, 1988 UNTIL MAY 1, 1990
     AND IN CERTAIN STATES WHERE THE CONTRACT DESCRIBED IN
     THIS PROSPECTUS HAS NOT BEEN APPROVED . . . . . . . . . . . . . .       6

CALCULATION OF YIELD AND RETURN. . . . . . . . . . . . . . . . . . . .       7

PERFORMANCE COMPARISONS. . . . . . . . . . . . . . . . . . . . . . . .      10

FINANCIAL STATEMENTS . . . . . . . . . . . . . . . . . . . . . . . . .

                   DESCRIPTION OF HARTFORD LIFE INSURANCE COMPANY

Hartford Life Insurance Company is a stock life insurance company engaged in the business of writing life insurance, both individual and group, in all states of the United States and the District of Columbia. We were originally incorporated under the laws of Massachusetts on June 5, 1902, and subsequently redomiciled to
Connecticut.   Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104-2999. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

                                 HARTFORD'S RATINGS

-------------------------------------------------------------------------------
       Rating Agency           Effective     Rating        Basis of Rating
-------------------------------------------------------------------------------
A.M. Best and Company, Inc.     1/1/99         A+     Financial performance
-------------------------------------------------------------------------------
Standard & Poor's               5/3/99         AA     Insurer financial strength
-------------------------------------------------------------------------------
Duff & Phelps                  12/21/98        AA+    Claims paying ability
-------------------------------------------------------------------------------

                              SAFEKEEPING OF ASSETS

Title to the assets of the Separate Account is held by Hartford. The assets are kept physically segregated and are held separate and apart from Hartford's general corporate assets. Records are maintained of all purchases and redemptions of Fund shares held in each of the Sub-Accounts.

                           INDEPENDENT PUBLIC ACCOUNTANTS

The audited financial statements and financial statement schedules included in this registration statement have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their reports with respect thereto, and are included herein in reliance upon the authority of said firm as experts in giving said reports. The principal business address of Arthur Andersen LLP is One Financial Plaza, Hartford, Connecticut 06103.

                             DISTRIBUTION OF CONTRACTS

Hartford Securities Distribution Company, Inc. ("HSD") serves as Principal Underwriter for the securities issued with respect to the Separate Account and will offer the Contracts on a continuous basis. HSD is a wholly-owned subsidiary of Hartford. The principal business address of HSD is the same as Hartford.

The securities will be sold by salespersons of HSD who represent Hartford as insurance and Variable Annuity agents and who are registered representatives of Broker-Dealers who have entered into distribution agreements with HSD.

HSD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc. ("NASD").

Commissions will be paid by Hartford and will not be more than 6% of premium payments from time to time, Hartford may pay or permit other promotion incentives in cash or credit or other compensation.

Hartford currently pays HSD underwriting commissions for its role as Principal Underwriter of all variable annuities associated with this Separate Account.
For the past three years, the aggregate dollar amount of underwriting commissions paid to and retained by HSD in its role as Principal Underwriter has been: 1998: $46,531,128, 1997: $66,116,496 and 1996: $109,275,713.


CONTRACTS ISSUED FROM OCTOBER 15, 1986 UNTIL APPROXIMATELY SEPTEMBER 1, 1988

                      (Putnam Capital Manager I)

The Contract provisions for Contracts issued prior to September 1, 1988, are the same as the provisions detailed in the Prospectus, except for the following:

1.        PREMIUM PAYMENTS

The minimum initial Premium Payment is $5,000, except in New York, where the minimum initial Premium Payment is $2,000 and the minimum subsequent Premium Payment is $1,000, except if you are in the InvestEase Program the minimum subsequent Premium Payment is $50.

2.        SALES EXPENSES

The contingent deferred sales charge is a percentage of the amount withdrawn (not to exceed the aggregate amount of the Premium Payments made) and equals:

          Charge              Length of Time from Premium Payment
                                 (Number of Years)

          5%                         1
          5%                         2
          4%                         3
          3%                         4
          2%                         5
          0%                         6 or more

3.        THE SPECIFIED CONTRACT

Anniversary for purposes of determining the Death Benefit is every fifth Contract Anniversary, i.e., the 5th , 10th, 15th, etc. Contract Anniversary.

4.        ANNUITY OPTIONS

The following option is available with respect to Qualified Contracts only if the guaranteed period is less than the life expectancy of the Annuitant at the time the option becomes effective. Such life expectancy shall be computed on the basis of the mortality table prescribed by the IRS, or if none is prescribed, the mortality table then in use by Hartford.

Unit Refund Life Annuity (Variable Annuities Only)

This Annuity option is an Annuity payable monthly during the lifetime of the Annuitant provided that, at the death of the Annuitant, the Beneficiary will receive an additional payment equal to the excess, if any, of (a) over (b) where
(a) is the total amount applied under the option at the Annuity Commencement Date divided by the Annuity Unit value at the Annuity Commencement Date and (b) is the number of Annuity Units represented by each monthly Annuity payment made times the number of Annuity payments made.

The amount of the additional payments will be determined by multiplying such excess by the Annuity Unit value as of the date that proof of death is received by Hartford.

5.        ANNUITY PAYMENTS

When Annuity payments are to commence, the value of the Contract is determined as the product of the value of the Accumulation Unit of each Sub-Account as of the close of business on the fifth business day preceding the date the first Annuity payment is due and the number of Accumulation Units credited to each Sub-Account as of the date the Annuity is to commence.

The amount of the first monthly Annuity payment, determined as described above, is divided by the value of an Annuity Unit for the appropriate Sub-Account as of the close of business on the fifth business day preceding the day on which the payment is due in order to determine the number of Annuity Units represented by the first payment.

The Annuity payments will be made on the first day of each month following selection. The Annuity Unit value used in calculating the amount of the Annuity payments will be based on an Annuity Unit value determined as of the close of business on a day not more than the fifth business day preceding the date of the Annuity payment.

6.        THE FIXED ACCOUNT AND RESTRICTIONS ON TRANSFER

All reference to the Fixed Account, and certain restrictions as to transfers do not apply, except as to third party designees of the Contract Owner.

CONTRACTS ISSUED BETWEEN SEPTEMBER 1, 1988 AND MAY 1, 1990

                            (Putnam Capital Manager II)

The Contract provisions for Contracts issued between September 1, 1988 and May 1, 1990 and in certain states where the Contract described in this Prospectus has not been approved are the same as the provisions detailed in this Prospectus, except for the following:

1.        PREMIUM PAYMENTS

There is no premium payments below $1,000 for initial payments and $500 for subsequent payments, except if you are in the InvestEase Program the minimum subsequent Premium Payment is $50.

2.        SALES EXPENSES

The contingent deferred sales charge is a percentage of the amount withdrawn (not to exceed the aggregate amount of the Premium Payments made) and equals:

          Charge          Length of Time from Premium Payment
                                  (Number of Years)

          6%                         1
          6%                         2
          6%                         3
          6%                         4
          5%                         5
          4%                         6
          0%                         7 or more

3.        WITHDRAWAL PRIVILEGES

The withdrawal privilege is limited to withdrawals of up to 10% per year of the Premium Payments after the first Contract Year.

4.        FIXED ACCOUNT

Transfers from the Fixed Account into a Sub-Account may be made only during the 60 day period immediately following the Contract Anniversary. The maximum amount which may be transferred from the Fixed Account is the greater of 30% of the Fixed Account balance at the time of transfer or the greatest amount of any transfer from the Fixed Accounts. There is no renewal interest rate exception.



5.        DEATH BENEFIT

The Specified Contract Anniversary for determining the Death Benefit is every sixth Contract Anniversary, except in North Carolina (i.e. the 6th, 12th, 18th, etc. Contract Anniversaries).

                          CALCULATION OF YIELD AND RETURN

YIELD OF THE PUTNAM MONEY MARKET SUB-ACCOUNT. As summarized in the Prospectus under the heading "Performance Related Information," the yield of the Sub-Account for a seven day period (the "base period") will be computed by determining the "net change in value" of a hypothetical account having a balance of one unit at the beginning of the period, dividing the net change in account value by the value of the account at the beginning of the base period to obtain the base period return, and multiplying the base period return by 365/7 with the resulting yield figure carried to the nearest hundredth of one percent. Net changes in value of a hypothetical account will include net investment income of the account (accrued dividends as declared by the underlying funds, less expense and Contract charges of the account) for the period, but will not include realized gains or losses or unrealized appreciation or depreciation on the underlying fund shares.

The effective yield is calculated by compounding the base period return by adding 1, raising the sum to a power equal to 365/7 and subtracting 1 from the result, according to the following formula:

                                           365/7
Effective Yield = [(Base Period Return + 1)     ] - 1

The Putnam Money Market Sub-Account's yield and effective yield will vary in response to fluctuations in interest rates and in the expenses of the Sub-Account.

-------------------------------------------------------------------------------
SUB-ACCOUNT                           YIELD                EFFECTIVE YIELD
-------------------------------------------------------------------------------
Putnam Money Market*                  3.16%                     3.21%
-------------------------------------------------------------------------------

* Yield and effective yield for the seven day period ending June 30, 1999.

The Putnam High Yield, Putnam Income, and Putnam Growth and Income Sub-Accounts' yields will vary from time to time depending upon market conditions and, the composition of the underlying funds' portfolios. Yield should also be considered relative to changes in the value of the Sub-Accounts' shares and to the relative risks associated with the investment objectives and policies of the Funds.

-------------------------------------------------------------------------------
SUB-ACCOUNT                                                     YIELD
-------------------------------------------------------------------------------
Putnam Growth and Income**                                      0.16%
-------------------------------------------------------------------------------
Putnam Global Asset Allocation**                                0.72%
-------------------------------------------------------------------------------
Putnam High Yield**                                             9.09%
-------------------------------------------------------------------------------
Putnam Utilities Growth and Income**                            1.45%
-------------------------------------------------------------------------------
Putnam Income**                                                 4.53%
-------------------------------------------------------------------------------
Putnam Diversified Income**                                     6.03%
-------------------------------------------------------------------------------

**  Yield quotation based on a 30 day period ended December 31, 1998.

CALCULATION OF TOTAL RETURN. As summarized in the Prospectus under the heading "Performance Related Information", total return is a measure of the change in value of an investment in a Sub-Account over the period covered. The formula for total return used herein includes three steps: (1) calculating the value of the hypothetical initial investment of $1,000 as of the end of the period by multiplying the total number of units owned at the end of the period by the unit value per unit on the last trading day of the period; (2) assuming redemption at the end of the period and deducting any applicable contingent deferred sales charge and (3) dividing this account value for the hypothetical investor by the initial $1,000 investment and annualizing the result for periods of less than one year. Total return will be calculated since the inception of the Separate Account for one year, five years, and ten years or some other relevant periods if a Sub-Account has not been in existence for at least ten years.

At any time in the future, yields and total return may be higher or lower than past yields and there can be no assurance that any historical results will continue.

           STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FOR PERIOD ENDED JUNE 30, 1999

-------------------------------------------------------------------------------------------------------------------
SUB-ACCOUNT                         INCEPTION       1 YEAR          5 YEAR          10 YEAR       SINCE INCEPTION
                                      DATE
-------------------------------------------------------------------------------------------------------------------
Putnam Asia Pacific Growth           5/1/95         29.19%           N/A              N/A             -0.94%
-------------------------------------------------------------------------------------------------------------------
Putnam Diversified Income            9/15/93        -14.83%         2.29%             N/A              1.02%
-------------------------------------------------------------------------------------------------------------------
The George Putnam Fund               5/1/98         -0.78%           N/A              N/A             -3.17%
-------------------------------------------------------------------------------------------------------------------
Putnam Global Asset Allocation       2/1/88         -4.38%          11.64%           9.11%             8.59%
-------------------------------------------------------------------------------------------------------------------
Putnam Global Growth                 5/1/90          4.63%          13.02%            N/A              9.09%
-------------------------------------------------------------------------------------------------------------------
Putnam Growth & Income               2/1/88          5.03%          18.19%          12.56%            13.63%
-------------------------------------------------------------------------------------------------------------------
Putnam Health Sciences               5/1/98         -9.62%           N/A              N/A             -10.73%
-------------------------------------------------------------------------------------------------------------------
Putnam High Yield                    2/1/88         -16.99%         4.27%            6.31%             6.17%
-------------------------------------------------------------------------------------------------------------------
Putnam Income                        2/1/88         -9.20%          3.21%            4.55%             4.57%
-------------------------------------------------------------------------------------------------------------------
Putnam International Growth &        1/2/97         -1.67%           N/A              N/A             11.87%
Income
-------------------------------------------------------------------------------------------------------------------
Putnam International Growth          1/2/97          0.29%           N/A              N/A             13.14%
-------------------------------------------------------------------------------------------------------------------
Putnam International New             1/2/97          7.67%           N/A              N/A              7.39%
Opportunities
-------------------------------------------------------------------------------------------------------------------
Putnam Investors                     5/1/98          9.76%           N/A              N/A             13.55%
-------------------------------------------------------------------------------------------------------------------
Putnam Money Market                  2/1/88         -6.05%          0.64%            1.39%             1.65%
-------------------------------------------------------------------------------------------------------------------
Putnam New Opportunities             5/2/94          6.80%          22.28%            N/A             19.64%
-------------------------------------------------------------------------------------------------------------------
Putnam New Value                     1/2/97          5.88%           N/A              N/A              9.24%
-------------------------------------------------------------------------------------------------------------------
Putnam OTC & Emerging Growth         5/1/98          5.44%           N/A              N/A              5.97%
-------------------------------------------------------------------------------------------------------------------
Putnam Research                      10/1/98          N/A            N/A              N/A             29.64%
-------------------------------------------------------------------------------------------------------------------
Putnam Small Cap Value               4/30/99          N/A            N/A              N/A              0.26%
-------------------------------------------------------------------------------------------------------------------
Putnam Utility Growth & Income       5/1/92          3.10%          14.48%            N/A             10.39%
-------------------------------------------------------------------------------------------------------------------
Putnam Vista                         1/2/97          4.18%           N/A              N/A             16.65%
-------------------------------------------------------------------------------------------------------------------
Putnam Voyager                       2/1/88         10.49%          22.32%          16.43%            15.98%
-------------------------------------------------------------------------------------------------------------------


                      STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FOR PERIOD ENDED JUNE 30, 1999
                                             WITH DEATH BENEFIT OPTION

-------------------------------------------------------------------------------------------------------------------
SUB-ACCOUNT                         INCEPTION       1 YEAR          5 YEAR          10 YEAR       SINCE INCEPTION
                                      DATE
-------------------------------------------------------------------------------------------------------------------
Putnam Asia Pacific Growth           5/1/95         28.98%           N/A              N/A             -1.09%
-------------------------------------------------------------------------------------------------------------------
Putnam Diversified Income            9/15/93        -14.97%         2.12%             N/A              0.85%
-------------------------------------------------------------------------------------------------------------------
The George Putnam Fund               5/1/98         -0.95%           N/A              N/A             -3.36%
-------------------------------------------------------------------------------------------------------------------
Putnam Global Asset Allocation       2/1/88         -4.55%          11.46%           8.93%             8.41%
-------------------------------------------------------------------------------------------------------------------
Putnam Global Growth                 5/1/90          4.51%          12.84%            N/A              8.91%
-------------------------------------------------------------------------------------------------------------------
Putnam Growth & Income               2/1/88          4.83%          17.99%          12.38%            13.44%
-------------------------------------------------------------------------------------------------------------------
Putnam Health Sciences               5/1/98         -9.77%           N/A              N/A             -10.92%
-------------------------------------------------------------------------------------------------------------------
Putnam High Yield                    2/1/88         -17.13%         4.10%            6.14%             5.99%
-------------------------------------------------------------------------------------------------------------------
Putnam Income                        2/1/88         -9.35%          3.04%            4.37%             4.39%
-------------------------------------------------------------------------------------------------------------------
Putnam International Growth &        1/2/97         -1.82%           N/A              N/A             11.71%
Income
-------------------------------------------------------------------------------------------------------------------
Putnam International Growth          1/2/97          0.12%           N/A              N/A             12.95%
-------------------------------------------------------------------------------------------------------------------
Putnam International New             1/2/97          7.50%           N/A              N/A              7.22%
Opportunities
-------------------------------------------------------------------------------------------------------------------
Putnam Investors                     5/1/98          9.59%           N/A              N/A             13.33%
-------------------------------------------------------------------------------------------------------------------
Putnam Money Market                  2/1/88         -6.19%          0.46%            1.15%             1.41%
-------------------------------------------------------------------------------------------------------------------
Putnam New Opportunities             5/2/94          6.62%          22.09%            N/A             19.45%
-------------------------------------------------------------------------------------------------------------------
Putnam New Value                     1/2/97          5.72%           N/A              N/A              9.06%
-------------------------------------------------------------------------------------------------------------------
Putnam OTC & Emerging Growth         5/1/98          5.28%           N/A              N/A              5.77%
-------------------------------------------------------------------------------------------------------------------
Putnam Research                      10/1/98          N/A            N/A              N/A             29.46%
-------------------------------------------------------------------------------------------------------------------
Putnam Small Cap Value               4/30/99          N/A            N/A              N/A              0.24%
-------------------------------------------------------------------------------------------------------------------
Putnam Utility Growth & Income       5/1/92          2.86%          14.30%            N/A             10.19%
-------------------------------------------------------------------------------------------------------------------
Putnam Vista                         1/2/97          3.97%           N/A              N/A             16.44%
-------------------------------------------------------------------------------------------------------------------
Putnam Voyager                       2/1/88         10.30%          22.14%          16.25%            15.81%
-------------------------------------------------------------------------------------------------------------------


   NON-STANDARDIZED ANNUALIZED TOTAL RETURN THAT PRE-DATE THE INCEPTION DATE OF THE SEPARATE ACCOUNT FOR PERIOD
                                                ENDED JUNE 30, 1999

-------------------------------------------------------------------------------------------------------------------
SUB-ACCOUNT                         INCEPTION       1 YEAR          5 YEAR          10 YEAR       SINCE INCEPTION
                                      DATE
-------------------------------------------------------------------------------------------------------------------
Putnam Asia Pacific Growth           5/1/95         38.69%           N/A              N/A              2.57%
-------------------------------------------------------------------------------------------------------------------
Putnam Diversified Income            9/15/93        -5.33%          5.07%             N/A              3.81%
-------------------------------------------------------------------------------------------------------------------
The George Putnam Fund               5/1/98          8.72%           N/A              N/A              6.68%
-------------------------------------------------------------------------------------------------------------------
Putnam Global Asset Allocation       2/1/88          5.12%          14.00%          10.96%            10.47%
-------------------------------------------------------------------------------------------------------------------
Putnam Global Growth                 5/1/90         14.13%          15.45%            N/A             11.30%
-------------------------------------------------------------------------------------------------------------------
Putnam Growth & Income               2/1/88         14.53%          20.29%          14.32%            15.15%
-------------------------------------------------------------------------------------------------------------------
Putnam Health Sciences               5/1/98         -0.12%           N/A              N/A              0.30%
-------------------------------------------------------------------------------------------------------------------
Putnam High Yield                    2/1/88         -7.49%          6.92%            8.24%             8.17%
-------------------------------------------------------------------------------------------------------------------
Putnam Income                        2/1/88          0.30%          5.99%            6.55%             6.59%
-------------------------------------------------------------------------------------------------------------------
Putnam International Growth &        1/2/97          7.83%           N/A              N/A             16.29%
Income
-------------------------------------------------------------------------------------------------------------------
Putnam International Growth          1/2/97          9.79%           N/A              N/A             17.54%
-------------------------------------------------------------------------------------------------------------------
Putnam International New             1/2/97         17.17%           N/A              N/A             12.22%
Opportunities
-------------------------------------------------------------------------------------------------------------------
Putnam Investors                     5/1/98         19.26%           N/A              N/A             20.82%
-------------------------------------------------------------------------------------------------------------------
Putnam Money Market                  2/1/88          3.45%          3.66%            3.71%             3.99%
-------------------------------------------------------------------------------------------------------------------
Putnam New Opportunities             5/2/94         16.30%          24.17%            N/A             21.79%
-------------------------------------------------------------------------------------------------------------------
Putnam New Value                     1/2/97         15.38%           N/A              N/A             13.78%
-------------------------------------------------------------------------------------------------------------------
Putnam OTC & Emerging Growth         5/1/98         14.94%           N/A              N/A             14.50%
-------------------------------------------------------------------------------------------------------------------
Putnam Research                      10/1/98          N/A            N/A              N/A             39.14%
-------------------------------------------------------------------------------------------------------------------
Putnam Small Cap Value               4/30/99          N/A            N/A              N/A              9.76%
-------------------------------------------------------------------------------------------------------------------
Putnam Utility Growth & Income       5/1/92         12.60%          16.77%            N/A             12.60%
-------------------------------------------------------------------------------------------------------------------
Putnam Vista                         1/2/97         13.68%           N/A              N/A             20.87%
-------------------------------------------------------------------------------------------------------------------
Putnam Voyager                       2/1/88         19.99%          24.27%          18.01%            17.50%
-------------------------------------------------------------------------------------------------------------------



   NON-STANDARDIZED ANNUALIZED TOTAL RETURN THAT PRE-DATE THE INCEPTION DATE OF THE SEPARATE ACCOUNT FOR PERIOD
                                                ENDED JUNE 30, 1999
                                             WITH DEATH BENEFIT OPTION

-------------------------------------------------------------------------------------------------------------------
SUB-ACCOUNT                         INCEPTION       1 YEAR          5 YEAR          10 YEAR       SINCE INCEPTION
                                      DATE
-------------------------------------------------------------------------------------------------------------------
Putnam Asia Pacific Growth           5/1/95         38.48%           N/A              N/A              2.41%
-------------------------------------------------------------------------------------------------------------------
Putnam Diversified Income            9/15/93        -5.47%          4.91%             N/A              3.65%
-------------------------------------------------------------------------------------------------------------------
The George Putnam Fund               5/1/98          8.55%           N/A              N/A              6.52%
-------------------------------------------------------------------------------------------------------------------
Putnam Global Asset Allocation       2/1/88          4.95%          13.83%          10.79%            10.30%
-------------------------------------------------------------------------------------------------------------------
Putnam Global Growth                 5/1/90         14.01%          15.28%            N/A             11.14%
-------------------------------------------------------------------------------------------------------------------
Putnam Growth & Income               2/1/88         14.33%          20.10%          14.14%            14.98%
-------------------------------------------------------------------------------------------------------------------
Putnam Health Sciences               5/1/98         -0.27%           N/A              N/A              0.14%
-------------------------------------------------------------------------------------------------------------------
Putnam High Yield                    2/1/88         -7.63%          6.76%            8.07%             8.00%
-------------------------------------------------------------------------------------------------------------------
Putnam Income                        2/1/88          0.15%          5.83%            6.38%             6.42%
-------------------------------------------------------------------------------------------------------------------
Putnam International Growth &        1/2/97          7.68%           N/A              N/A             16.14%
Income
-------------------------------------------------------------------------------------------------------------------
Putnam International Growth          1/2/97          9.62%           N/A              N/A             17.36%
-------------------------------------------------------------------------------------------------------------------
Putnam International New             1/2/97         17.00%           N/A              N/A             12.06%
Opportunities
-------------------------------------------------------------------------------------------------------------------
Putnam Investors                     5/1/98         19.09%           N/A              N/A             20.64%
-------------------------------------------------------------------------------------------------------------------
Putnam Money Market                  2/1/88          3.31%          3.49%            3.49%             3.78%
-------------------------------------------------------------------------------------------------------------------
Putnam New Opportunities             5/2/94         16.12%          23.98%            N/A             21.61%
-------------------------------------------------------------------------------------------------------------------
Putnam New Value                     1/2/97         15.22%           N/A              N/A             13.62%
-------------------------------------------------------------------------------------------------------------------
Putnam OTC & Emerging Growth         5/1/98         14.78%           N/A              N/A             14.33%
-------------------------------------------------------------------------------------------------------------------
Putnam Research                      10/1/98          N/A            N/A              N/A             38.96%
-------------------------------------------------------------------------------------------------------------------
Putnam Small Cap Value               4/30/99          N/A            N/A              N/A              9.74%
-------------------------------------------------------------------------------------------------------------------
Putnam Utility Growth & Income       5/1/92         12.36%          16.60%            N/A             12.42%
-------------------------------------------------------------------------------------------------------------------
Putnam Vista                         1/2/97         13.47%           N/A              N/A             20.68%
-------------------------------------------------------------------------------------------------------------------
Putnam Voyager                       2/1/88         19.80%          24.10%          17.84%            17.33%
-------------------------------------------------------------------------------------------------------------------

In addition to the standardized total return, the Sub-Account may advertise a non-standardized total return. This figure will usually be calculated for one year, five years, and ten years or other periods. Non-standardized total return is measured in the same manner as the standardized total return described above, except that the contingent deferred sales charge and the Annual Maintenance Fee are not deducted and the time periods used to calculate return are based on the inception date of the underlying Funds. Therefore, non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account.


                              PERFORMANCE COMPARISONS

YIELD AND TOTAL RETURN. The total return and yield may also be used to compare the performance of the Sub-Accounts against certain widely acknowledged outside standards or indices for stock and bond market performance. Index performance is not representative of the performance of the Putnam Sub-Account to which it is compared and is not adjusted for commissions and other costs. Portfolio holdings of the Putnam Sub-Account will differ from those of the index to which it is compared. Performance comparison indices include the following:

The Consumer Price Index, prepared by the U.S. Bureau of Labor Statistics, is a commonly used measure of the rate of inflation. The index shows the average change in the cost of selected consumer goods and services and does not represent a return on an investment vehicle.

The Dow Jones Industrial Average is an unmanaged list of 30 common stocks frequently used as a general measure of stock market performance. Its performance figures reflect changes of market prices and reinvestment of all distributions.

Lehman Brothers Corporate Bond Index is an unmanaged list of publicly issued, fixed-rate, non-convertible investment-grade domestic corporate debt securities frequently used as a general measure of the performance of fixed-income securities. The average quality of bonds included in the index may be higher than the average quality of those bonds in which Putnam VT High Yield Fund customarily invests. The index does not include bonds in certain of the lower rating classifications in which the Fund may invest. The performance figures of the index reflect changes in market prices and reinvestment of all interest payments.

The Lehman Brothers Government Bond Index (the "SL Government Index") is a measure of the market value of all public obligations of the U.S. Treasury; all publicly issued debt of all agencies of the U.S. Government and all quasi-federal corporations; and all corporate debt guaranteed by the U.S. Government. Mortgage-backed securities, flower bonds and foreign targeted issues are not included in the SL Government Index.

The Lehman Brothers Government/Corporate Bond Index (the "SLGovernment/ Corporate Index") is a measure of the market value of approximately 5,300 bonds with a face value currently in excess of $1.3 trillion. To be included in the SL Government/Corporate Index, an issue must have amounts outstanding in excess of $1 million, have at least one year to maturity and be rated "Baa" or higher ("investment grade") by a nationally recognized rating agency. The index does not include bonds in certain of the lower-rating classifications in which PCM High Yield Fund invests. Its performance figures reflect changes in market prices and reinvestment of all interest payments.

Morgan Stanley Capital International World Index is an unmanaged list of approximately 1,450 equity securities listed on the stock exchanges of the United States, Europe, Canada, Australia, New Zealand and the Far East, with all values expressed in U.S. dollars. Performance figures reflect changes in market prices and reinvestment of distributions net of withholding taxes. The securities in the index change over time to maintain representativeness.

The NASDAQ-OTC Industrial Average (The "NASDAQ Index") is a market value-weighted and unmanaged index showing the changes in the aggregate market value of approximately 3,500 stocks relative to the base measure of 100.00 on February 5, 1971. The NASDAQ Index is composed entirely of common stocks of companies traded over-the-counter and often through the National Association of Securities Dealers Automated Quotations ("NASDAQ") system. Only those over-the-counter stocks having only one market maker or traded on exchanges are excluded. Its performance figures reflect changes of market prices but do not reflect reinvestment of cash dividends.

Salomon Brothers Long-Term High-Grade Corporate Bond Index is an unmanaged list of publicly traded corporate bonds having a rating of at least AA by Standard & Poor's or Aa by Moody's and is frequently used as general measure of the performance of fixed-income securities. The average quality of bonds included in the index may be higher than the average quality of those bonds in which Putnam VT High Yield customarily invests. The index does not include bonds in certain of the lower rating classifications in which the Fund may invest. Performance figures for the index reflect changes of market prices and reinvestment of all distributions.

The Salomon Brothers 7-10 Year Government Bond Index is an unmanaged list of U.S. Government and government agency securities with maturities of 7 to 10 years. Performance figures for the index reflect changes of market prices and reinvestment of all interest payments.

The Standard & Poor's Composite Index of 500 stocks (the "S&P 500") a market value-weighted and unmanaged index showing changes in the aggregate market value of 500 stocks relative to the base period 1941-43. The S&P 500 is composed almost entirely of common stocks of companies listed on the New York Stock Exchange, although the common stocks of a few companies listed on the American Stock Exchange or traded over-the-counter are included. The 500 companies represented include 400 industrial, 60 transportation and 40 financial services concerns. The S&P 500 represents about 80% of the market value of all issues traded on the New York Stock Exchange. Its performance figures reflect changes of market prices and reinvestment of all regular cash dividends.

The Standard & Poor's 40 Utilities Index is unmanaged list of 40 utility stocks. The Index assumes reinvestment of all distributions and reflects changes in market prices but does not take into account brokerage commissions or other fees. Putnam VT Utilities Growth and Income Fund's telephone and electric utility stocks are generally held in the same proportion as the telephone and electric stocks in the S&P Utilities Index. However, there are some utility stocks held by the Fund that are not part of the Index.

Report of Independent Public Accountants

To Hartford Life Insurance Company Putnam Capital Manager Trust Separate Account and to the Owners of Units of Interest therein:

We have audited the accompanying statements of assets and liabilities of Hartford Life Insurance Company Putnam Capital Manager Trust Separate Account (Asia Pacific Growth, Diversified Income, The George Putnam Fund of Boston, Global Asset Allocation, Global Growth, Growth and Income, Health Sciences, High Yield, International Growth, International Growth and Income, International New Opportunities, Investors, Money Market, New Opportunities, New Value, OTC & Emerging Growth, Research, U.S. Government and High Quality Bond, Utilities Growth and Income, Vista, and Voyager), (collectively, the Account) as of December 31, 1998, and the related statements of operations and the statements of changes in net assets for the periods presented. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 1998, and the results of their operations and the changes in their net assets for the periods presented in conformity with generally accepted accounting principles.

                                                       ARTHUR ANDERSEN LLP

Hartford, Connecticut
February 15, 1999


                                    SA-1  PROSPECTUS

PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT -- HARTFORD LIFE INSURANCE COMPANY


STATEMENTS OF ASSETS & LIABILITIES
-----------------------------------------------------------------------------------------------------------------------------------
December 31, 1998                     Asia Pacific  Diversified   The              Global Asset   Global        Growth
                                      Growth        Income        George Putnam    Allocation     Growth        and Income
                                      Sub-Account   Sub-Account   Fund of Boston   Sub-Account    Sub-Account   Sub-Account
ASSETS                                                            Sub-Account
Investments:
-----------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT ASIA PACIFIC GROWTH FUND
CLASS IA
 Shares 3,714,891
 Cost $37,859,086
----------------------------------------------------------------------------------------------------------------------------------
  Market Value:                        $30,945,046  $         --  $         --     $         --   $         --  $           --
----------------------------------------------------------------------------------------------------------------------------------
CLASS IB
 Shares 1,266
 Cost $39,939
----------------------------------------------------------------------------------------------------------------------------------
  Market Value:                             10,544            --            --               --             --              --
----------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT DIVERSIFIED INCOME FUND
CLASS IA
 Shares 32,609,055
 Cost $342,141,824
----------------------------------------------------------------------------------------------------------------------------------
  Market Value:                                 --   342,068,986            --               --             --              --
----------------------------------------------------------------------------------------------------------------------------------
CLASS IB
 Shares 20,585
 Cost $214,228
----------------------------------------------------------------------------------------------------------------------------------
  Market Value:                                 --       215,528            --               --             --              --
----------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT THE GEORGE PUTNAM FUND
 OF BOSTON
CLASS IA
 Shares 4,555,470
 Cost $44,864,303
----------------------------------------------------------------------------------------------------------------------------------
  Market Value:                                 --            --    46,830,233               --             --              --
----------------------------------------------------------------------------------------------------------------------------------
CLASS IB
 Shares 6,798
 Cost $67,585
----------------------------------------------------------------------------------------------------------------------------------
  Market Value:                                 --            --        69,885               --             --              --
----------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL ASSET ALLOCATION FUND
CLASS IA
 Shares 25,934,719
 Cost $348,895,623
----------------------------------------------------------------------------------------------------------------------------------
  Market Value:                                 --            --            --      491,462,931             --              --
----------------------------------------------------------------------------------------------------------------------------------
CLASS IB
 Shares 603
 Cost $11,093
----------------------------------------------------------------------------------------------------------------------------------
  Market Value:                                 --            --            --           11,425             --              --
----------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL GROWTH FUND
CLASS IA
 Shares 42,227,561
 Cost $574,482,281
----------------------------------------------------------------------------------------------------------------------------------
  Market Value:                                 --            --            --               --    856,374,936              --
----------------------------------------------------------------------------------------------------------------------------------
CLASS IB
 Shares 3,170
 Cost $57,569
----------------------------------------------------------------------------------------------------------------------------------
  Market Value:                                 --            --            --               --         64,283              --
----------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME FUND
CLASS IA
 Shares 172,044,473
 Cost $3,399,251,998
----------------------------------------------------------------------------------------------------------------------------------
  Market Value:                                 --            --            --               --             --   4,949,719,496
----------------------------------------------------------------------------------------------------------------------------------
CLASS IB
 Shares 8,448
 Cost $232,384
----------------------------------------------------------------------------------------------------------------------------------
  Market Value:                                 --            --            --               --             --         242,881
----------------------------------------------------------------------------------------------------------------------------------
Due from Hartford Life Insurance
 Company                                    32,749            --            --               --             --              --
----------------------------------------------------------------------------------------------------------------------------------
Receivable from fund shares sold                --       160,738             3          321,238         12,465         163,640
----------------------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                            30,988,339   342,445,252    46,900,121      491,795,594    856,451,684   4,950,126,017
----------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
Due to Hartford Life Insurance
 Company                                        --       160,005             3          321,508         12,439         165,016
----------------------------------------------------------------------------------------------------------------------------------
Payable for fund shares purchased           32,750            --            --               --             --              --
----------------------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                           32,750       160,005             3          321,508         12,439         165,016
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (VARIABLE ANNUITY
 CONTRACT LIABILITIES)                 $30,955,589  $342,285,247   $46,900,118     $491,474,086   $856,439,245  $4,949,961,001
----------------------------------------------------------------------------------------------------------------------------------


   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                    SA-2  PROSPECTUS

PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT -- HARTFORD LIFE INSURANCE COMPANY


STATEMENTS OF ASSETS & LIABILITIES (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
December 31, 1998                            Health        High Yield     International    International  International Investors
                                             Sciences      Sub-Accounts   Growth           Growth         New           Sub-Account
                                             Sub-Account                  Sub-Account      and Income     Opportunities
ASSETS                                                                                     Sub-Account    Sub-Account
Investments:
------------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT HEALTH SCIENCES FUND
CLASS IA
 Shares 4,921,393
 Cost $18,621,983
------------------------------------------------------------------------------------------------------------------------------------
  Market Value:                               $53,840,037  $        --    $         --     $         --    $       --  $         --
------------------------------------------------------------------------------------------------------------------------------------
CLASS IB
 Shares 4,360
 Cost $43,516
------------------------------------------------------------------------------------------------------------------------------------
  Market Value:                                    47,658           --              --               --            --             --
------------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT HIGH YIELD FUND
CLASS IA
 Shares 37,957,388
 Cost $441,577,369
------------------------------------------------------------------------------------------------------------------------------------
  Market Value:                                       --   444,101,440              --               --            --             --
------------------------------------------------------------------------------------------------------------------------------------
CLASS IB
 Shares 4,838
 Cost $56,813
------------------------------------------------------------------------------------------------------------------------------------
  Market Value:                                       --        56,599              --               --            --             --
------------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL GROWTH FUND
CLASS IA
 Shares 8,570,131
 Cost $103,407,751
------------------------------------------------------------------------------------------------------------------------------------
  Market Value:                                       --            --     115,868,167               --            --             --
------------------------------------------------------------------------------------------------------------------------------------
CLASS IB
 Shares 13,428
 Cost $165,212
------------------------------------------------------------------------------------------------------------------------------------
  Market Value:                                       --            --         181,413               --            --             --
------------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL GROWTH AND INCOME FUND
CLASS IA
 Shares 9,982,365
 Cost $116,029,080
------------------------------------------------------------------------------------------------------------------------------------
  Market Value:                                       --            --              --      122,184,144            --             --
------------------------------------------------------------------------------------------------------------------------------------
CLASS IB
 Shares 1,983
 Cost $24,283
------------------------------------------------------------------------------------------------------------------------------------
  Market Value:                                       --            --              --           24,268            --             --
------------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL NEW OPPORTUNITIES FUND
CLASS IA
 Shares 4,681,795
 Cost $49,515,137
------------------------------------------------------------------------------------------------------------------------------------
  Market Value:                                       --           --               --               --    53,793,826            --
------------------------------------------------------------------------------------------------------------------------------------
CLASS IB
 Shares 1,211
 Cost $13,529
------------------------------------------------------------------------------------------------------------------------------------
  Market Value:                                      --            --               --               --        13,899             --
------------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT INVESTORS FUND
CLASS IA
 Shares 9,162,465
 Cost $93,333,369
------------------------------------------------------------------------------------------------------------------------------------
  Market Value:                                       --           --               --               --            --    106,742,721
------------------------------------------------------------------------------------------------------------------------------------
CLASS IB
 Shares 11,340
 Cost $111,419
------------------------------------------------------------------------------------------------------------------------------------
  Market Value:                                       --           --              --                --           --         131,993
------------------------------------------------------------------------------------------------------------------------------------
Due from Hartford Life Insurance Company         240,827           --              --                --           --       1,265,450
------------------------------------------------------------------------------------------------------------------------------------
Receivable from fund shares sold                      --      311,922         335,160            17,081      311,323              --
------------------------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                                  54,128,522  444,469,961     116,384,740       122,225,493   54,119,048     108,140,164
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
Due to Hartford Life Insurance Company                --      323,350         335,159            17,124      311,324              --
------------------------------------------------------------------------------------------------------------------------------------
Payable for fund shares purchased                240,824           --              --                --           --       1,265,055
------------------------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                240,824      323,350         335,159            17,124      311,324       1,265,055
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (VARIABLE ANNUITY CONTRACT        $53,887,698 $444,146,611    $116,049,581      $122,208,369   $53,807,724   $106,875,109
  LIABILITIES)
------------------------------------------------------------------------------------------------------------------------------------


   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                    SA-3  PROSPECTUS

PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT -- HARTFORD LIFE INSURANCE COMPANY


STATEMENTS OF ASSETS & LIABILITIES (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
December 31, 1998                     Money          New             New           OTC &             Research       U.S.Government
                                      Market         Opportunities   Value         Emerging Growth   Sub-Account    and High
                                      Sub-Account    Sub-Account     Sub-Account   Sub-Account                      Quality Bond
ASSETS                                                                                                              Sub-Account
Investments:
------------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT MONEY MARKET FUND
CLASS IA
 Shares 299,592,219
 Cost $299,592,219
------------------------------------------------------------------------------------------------------------------------------------
  Market Value:                       $299,592,219   $           --  $        --   $       --        $       --     $         --
------------------------------------------------------------------------------------------------------------------------------------
CLASS IB
 Shares 451,277
 Cost $451,277
------------------------------------------------------------------------------------------------------------------------------------
  Market Value:                            451,277               --           --           --                --               --
------------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT NEW OPPORTUNITIES FUND
CLASS IA
 Shares 42,213,667
 Cost $677,920,498
------------------------------------------------------------------------------------------------------------------------------------
  Market Value:                                 --    1,100,088,159           --           --                --               --
------------------------------------------------------------------------------------------------------------------------------------
CLASS IB
 Shares 8,860
 Cost $186,386
------------------------------------------------------------------------------------------------------------------------------------
  Market Value:                                 --          230,713           --           --                --               --
------------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT NEW VALUE FUND
CLASS IA
 Shares 8,244,993
 Cost $92,162,692
------------------------------------------------------------------------------------------------------------------------------------
  Market Value:                                 --               --   99,187,264           --                --               --
------------------------------------------------------------------------------------------------------------------------------------
CLASS IB
 Shares 1,587
 Cost $18,969
------------------------------------------------------------------------------------------------------------------------------------
  Market Value:                                 --               --       19,081           --                --               --
------------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT OTC & EMERGING GROWTH FUND
CLASS IA
 Shares 913,109
 Cost $8,124,409
------------------------------------------------------------------------------------------------------------------------------------
  Market Value:                                 --               --           --    9,213,266                --               --
------------------------------------------------------------------------------------------------------------------------------------
CLASS IB
 Shares 4,722
 Cost $42,031
------------------------------------------------------------------------------------------------------------------------------------
  Market Value:                                 --               --           --       47,647                --               --
------------------------------------------------------------------------------------------------------------------------------------
PUTNAM RESEARCH FUND
CLASS IA
 Shares 547,455
 Cost $6,031,684
------------------------------------------------------------------------------------------------------------------------------------
  Market Value:                                 --               --           --           --         6,531,138               --
------------------------------------------------------------------------------------------------------------------------------------
CLASS IB
 Shares 2,489
 Cost $25,142
------------------------------------------------------------------------------------------------------------------------------------
  Market Value:                                 --               --           --           --            29,669               --
------------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT U.S. GOVERNMENT AND HIGH
 QUALITY BOND FUND
CLASS IA
 Shares 45,418,418
 Cost $549,919,269
------------------------------------------------------------------------------------------------------------------------------------
  Market Value:                                 --               --           --           --                --      623,594,879
------------------------------------------------------------------------------------------------------------------------------------
CLASS IB
 Shares 28,700
 Cost $388,191
------------------------------------------------------------------------------------------------------------------------------------
  Market Value:                                 --               --           --           --                --          394,056
------------------------------------------------------------------------------------------------------------------------------------
Due from Hartford Life Insurance
 Company                                        --        1,552,849           --           --            21,882          125,435
------------------------------------------------------------------------------------------------------------------------------------
Receivable from fund shares sold         2,080,089               --      120,870       41,653                --               --
------------------------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                           302,123,585    1,101,871,721   99,327,215    9,302,566         6,582,689      624,114,370
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
Due to Hartford Life Insurance
 Company                                 2,104,752               --      121,458       41,652                --               --
------------------------------------------------------------------------------------------------------------------------------------
Payable for fund shares purchased               --        1,552,749           --           --            21,904          125,431
------------------------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                        2,104,752        1,552,749      121,458       41,652            21,904          125,431
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (VARIABLE ANNUITY
 CONTRACT LIABILITIES)                $300,018,833   $1,100,318,972  $99,205,757   $9,260,914        $6,560,785     $623,988,939
------------------------------------------------------------------------------------------------------------------------------------


   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                    SA-4  PROSPECTUS

PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT -- HARTFORD LIFE INSURANCE COMPANY

STATEMENTS OF ASSETS & LIABILITIES (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------------------
December 31, 1998                                    Utilities       Vista           Voyager
                                                     Growth          Sub-Account     Sub-Account
                                                     and Income
                                                     Sub-Account
ASSETS
Investments:
-----------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT UTILITIES GROWTH AND INCOME FUND
CLASS IA
 Shares 29,513,095
 Cost $358,181,763
-----------------------------------------------------------------------------------------------------------------------------------
     Market Value:                                   $536,843,202    $         --    $           --
-----------------------------------------------------------------------------------------------------------------------------------
CLASS IB
 Shares 9,061
 Cost $150,291
-----------------------------------------------------------------------------------------------------------------------------------
     Market Value:                                        164,817              --                --
-----------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT VISTA FUND
CLASS IA
 Shares 8,368,063
 Cost $98,333,369
-----------------------------------------------------------------------------------------------------------------------------------
     Market Value:                                             --     123,177,883                --
-----------------------------------------------------------------------------------------------------------------------------------
CLASS IB
 Shares 6,233
 Cost $78,343
-----------------------------------------------------------------------------------------------------------------------------------
     Market Value:                                             --          91,809                --
-----------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT VOYAGER FUND
CLASS IA
 Shares 57,039,630
 Cost $1,366,305,736
-----------------------------------------------------------------------------------------------------------------------------------
     Market Value:                                             --              --     2,615,267,050
-----------------------------------------------------------------------------------------------------------------------------------
CLASS IB
 Shares 6,764
 Cost $264,849
-----------------------------------------------------------------------------------------------------------------------------------
     Market Value:                                             --              --           309,849
-----------------------------------------------------------------------------------------------------------------------------------
Due from Hartford Life Insurance Company                       --              --                --
-----------------------------------------------------------------------------------------------------------------------------------
Receivable from fund shares sold                          184,049         378,758           165,678
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                                          537,192,068     123,648,450     2,615,742,577
-----------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
Due to Hartford Life Insurance Company                    180,838         378,759           165,972
-----------------------------------------------------------------------------------------------------------------------------------
Payable for fund shares purchased                              --              --                --
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                         180,838         378,759           165,972
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (VARIABLE ANNUITY CONTRACT LIABILITIES)   $537,011,230    $123,269,691    $2,615,576,605
-----------------------------------------------------------------------------------------------------------------------------------


   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                    SA-5  PROSPECTUS

PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT -- HARTFORD LIFE INSURANCE COMPANY

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------------------
December 31, 1998                                                                   Units          Unit         Contract
                                                                                    Owned by       Price        Liability
                                                                                    Participants
-----------------------------------------------------------------------------------------------------------------------------------
 Deferred annuity contracts in the accumulation period:
-----------------------------------------------------------------------------------------------------------------------------------
     Asia Pacific Growth Fund Class IA .40%                                                  991   $ 8.871834   $         8,794
-----------------------------------------------------------------------------------------------------------------------------------
     Asia Pacific Growth Fund Class IA                                                 3,614,223     8.552078        30,909,115
-----------------------------------------------------------------------------------------------------------------------------------
     Asia Pacific Growth Fund Class IB                                                     1,000    10.544040            10,544
-----------------------------------------------------------------------------------------------------------------------------------
     Diversified Income Fund Class IA .40%                                                 1,048    13.426807            14,073
-----------------------------------------------------------------------------------------------------------------------------------
     Diversified Income Fund Class IA                                                 27,361,752    12.488636       341,710,967
-----------------------------------------------------------------------------------------------------------------------------------
     Diversified Income Fund Class IB                                                     22,725     9.483976           215,528
-----------------------------------------------------------------------------------------------------------------------------------
     George Putnam Fund of Boston Class IA  .40%                                           1,000    10.310830            10,311
-----------------------------------------------------------------------------------------------------------------------------------
     George Putnam Fund of Boston Class IA                                             4,571,284    10.242185        46,819,922
-----------------------------------------------------------------------------------------------------------------------------------
     George Putnam Fund of Boston Class IB                                                 6,721    10.397822            69,885
-----------------------------------------------------------------------------------------------------------------------------------
     Global Asset Allocation Fund Class IA .40%                                            1,056    19.595370            20,702
-----------------------------------------------------------------------------------------------------------------------------------
     Global Asset Allocation Fund Class IA                                            16,196,269    30.255566       490,027,281
-----------------------------------------------------------------------------------------------------------------------------------
     Global Asset Allocation Fund Class IB                                                 1,121    10.190632            11,425
-----------------------------------------------------------------------------------------------------------------------------------
     Global Growth Fund Class IA .40%                                                      1,504    20.255888            30,464
-----------------------------------------------------------------------------------------------------------------------------------
     Global Growth Fund Class IA                                                      34,221,421    24.939571       853,467,552
-----------------------------------------------------------------------------------------------------------------------------------
     Global Growth Fund Class IB                                                           6,166    10.425449            64,283
-----------------------------------------------------------------------------------------------------------------------------------
     Growth and Income Fund Class IA 40%                                                   1,782    24.085764            42,913
-----------------------------------------------------------------------------------------------------------------------------------
     Growth and Income Fund Class IA                                                 108,445,621    45.567032     4,941,545,097
-----------------------------------------------------------------------------------------------------------------------------------
     Growth and Income Fund Class IB                                                      23,258    10.443057           242,881
-----------------------------------------------------------------------------------------------------------------------------------
     Health Sciences Fund Class IA .40%                                                    1,000    10.921400            10,921
-----------------------------------------------------------------------------------------------------------------------------------
     Health Sciences Fund Class IA                                                     4,961,771    10.848771        53,829,119
-----------------------------------------------------------------------------------------------------------------------------------
     Health Sciences Fund Class IB                                                         4,419    10.784889            47,658
-----------------------------------------------------------------------------------------------------------------------------------
     High Yield Fund Class IA .40%                                                         1,055    14.072697            14,841
-----------------------------------------------------------------------------------------------------------------------------------
     High Yield Fund Class IA                                                         18,670,384    23.742124       443,274,583
-----------------------------------------------------------------------------------------------------------------------------------
     High Yield Fund Class IB                                                              6,363     8.895343            56,599
-----------------------------------------------------------------------------------------------------------------------------------
     International Growth Fund Class IA  .40%                                              2,832    13.673735            38,727
-----------------------------------------------------------------------------------------------------------------------------------
     International Growth Fund Class IA                                                8,641,583    13.402515       115,818,942
-----------------------------------------------------------------------------------------------------------------------------------
     International Growth Fund Class IB                                                   19,075     9.510657           181,413
-----------------------------------------------------------------------------------------------------------------------------------
     International Growth and Income Fund Class IA .40%                                    1,146    13.184402            15,116
-----------------------------------------------------------------------------------------------------------------------------------
     International Growth and Income Fund Class IA                                     9,449,531    12.922223       122,108,950
-----------------------------------------------------------------------------------------------------------------------------------
     International Growth and Income Fund Class IB                                         2,548     9.523514            24,268
-----------------------------------------------------------------------------------------------------------------------------------
     International New Opportunities Fund Class IA .40%                                    1,181    11.453824            13,523
-----------------------------------------------------------------------------------------------------------------------------------
     International New Opportunities Fund Class IA                                     4,790,220    11.225771        53,773,916
-----------------------------------------------------------------------------------------------------------------------------------
     International New Opportunities Fund Class IB                                         1,458     9.530122            13,899
-----------------------------------------------------------------------------------------------------------------------------------
     Investors Fund Class IA .40%                                                          1,000    11.508270            11,508
-----------------------------------------------------------------------------------------------------------------------------------
     Investors Fund Class IA                                                           9,335,885    11.431551       106,723,645
-----------------------------------------------------------------------------------------------------------------------------------
     Investors Fund Class IB                                                              12,179    10.837505           131,993
-----------------------------------------------------------------------------------------------------------------------------------
     Money Market Fund Class IA .40%                                                      42,347     1.232976            52,213
-----------------------------------------------------------------------------------------------------------------------------------
     Money Market Fund Class IA                                                      194,640,604     1.538127       299,381,968
-----------------------------------------------------------------------------------------------------------------------------------
     Money Market Fund Class IB                                                          444,980     1.014151           451,277
-----------------------------------------------------------------------------------------------------------------------------------
     New Opportunities Fund Class IA .40%                                                  1,249    28.085839            35,091
-----------------------------------------------------------------------------------------------------------------------------------
     New Opportunities Fund Class IA                                                  44,314,582    24.804633     1,099,206,949
-----------------------------------------------------------------------------------------------------------------------------------
     New Opportunities Fund Class IB                                                      21,822    10.572464           230,713
-----------------------------------------------------------------------------------------------------------------------------------
     New Value Fund Class IA .40%                                                          1,000    12.396380            12,396
-----------------------------------------------------------------------------------------------------------------------------------
     New Value Fund Class IA                                                           8,157,500    12.151266        99,123,950
-----------------------------------------------------------------------------------------------------------------------------------
     New Value Fund Class IB                                                               1,852    10.301448            19,081
-----------------------------------------------------------------------------------------------------------------------------------
     OTC & Emerging Fund Class IA .40%                                                     1,000    10.047430            10,047
-----------------------------------------------------------------------------------------------------------------------------------
     OTC & Emerging Fund Class IA                                                        922,190     9.979745         9,203,220
-----------------------------------------------------------------------------------------------------------------------------------
     OTC & Emerging Fund Class IB                                                          4,637    10.276087            47,647
-----------------------------------------------------------------------------------------------------------------------------------
     Research Fund Class IA .40%                                                           1,000    12.527710            12,528
-----------------------------------------------------------------------------------------------------------------------------------
     Research Fund Class IA                                                              521,626    12.496667         6,518,588
-----------------------------------------------------------------------------------------------------------------------------------
     Research Fund Class IB                                                                2,377    12.480896            29,669
-----------------------------------------------------------------------------------------------------------------------------------


   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                    SA-6  PROSPECTUS

PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT -- HARTFORD LIFE INSURANCE COMPANY

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------------------
December 31, 1998                                                                   Units          Unit         Contract
                                                                                    Owned by       Price        Liability
                                                                                    Participants
-----------------------------------------------------------------------------------------------------------------------------------
     U.S. Government and High Quality Bond Fund Class IA .40%                              1,028   $14.305046   $        14,705
-----------------------------------------------------------------------------------------------------------------------------------
     U.S. Government and High Quality Bond Fund Class IA                              29,232,323    21.305276       622,802,709
-----------------------------------------------------------------------------------------------------------------------------------
     U.S. Government and High Quality Bond Fund Class IB                                  38,269    10.297077           394,058
-----------------------------------------------------------------------------------------------------------------------------------
     Utilities Growth and Income Fund Class IA .40%                                        1,024    22.252083            22,793
-----------------------------------------------------------------------------------------------------------------------------------
     Utilities Growth and Income Fund Class IA                                        23,490,227    22.825900       536,185,574
-----------------------------------------------------------------------------------------------------------------------------------
     Utilities Growth and Income Fund Class IB                                            14,897    11.063684           164,817
-----------------------------------------------------------------------------------------------------------------------------------
     Vista Fund Class IA .40%                                                              1,000    14.604110            14,604
-----------------------------------------------------------------------------------------------------------------------------------
     Vista Fund Class IA                                                               8,596,391    14.316454       123,069,843
-----------------------------------------------------------------------------------------------------------------------------------
     Vista Fund Class IB                                                                   8,959    10.247684            91,809
-----------------------------------------------------------------------------------------------------------------------------------
     Voyager Fund Class IA .40%                                                            2,347    27.501510            64,536
-----------------------------------------------------------------------------------------------------------------------------------
     Voyager Fund Class IA                                                            47,034,107    55.426380     2,606,930,283
-----------------------------------------------------------------------------------------------------------------------------------
     Voyager Fund Class IB                                                                28,846    10.741598           309,849
-----------------------------------------------------------------------------------------------------------------------------------
 Sub-total:                                                                                                      13,005,703,481
-----------------------------------------------------------------------------------------------------------------------------------
 Annuity contracts in the annuity period:
-----------------------------------------------------------------------------------------------------------------------------------
     Asia Pacific Growth Fund Class IA                                                     3,173     8.552078            27,136
-----------------------------------------------------------------------------------------------------------------------------------
     Diversified Income Fund Class IA                                                     27,599    12.488636           344,679
-----------------------------------------------------------------------------------------------------------------------------------
     Global Asset Allocation Fund Class IA                                                46,758    30.255566         1,414,678
-----------------------------------------------------------------------------------------------------------------------------------
     Global Growth Fund Class IA                                                         115,357    24.939571         2,876,946
-----------------------------------------------------------------------------------------------------------------------------------
     Growth and Income Fund Class IA                                                     178,421    45.567032         8,130,110
-----------------------------------------------------------------------------------------------------------------------------------
     High Yield Fund Class IA                                                             31,087    23.742124           738,062
-----------------------------------------------------------------------------------------------------------------------------------
     High Yield Fund Class IA .40%                                                         4,443    14.072697            62,526
-----------------------------------------------------------------------------------------------------------------------------------
     International Growth Fund Class IA                                                      783    13.402515            10,499
-----------------------------------------------------------------------------------------------------------------------------------
     International Growth and Income Fund Class IA                                         4,646    12.922223            60,035
-----------------------------------------------------------------------------------------------------------------------------------
     International New Opportunities Fund Class IA                                           569    11.225771             6,386
-----------------------------------------------------------------------------------------------------------------------------------
     Investors Fund Class IA                                                                 697    11.431551             7,963
-----------------------------------------------------------------------------------------------------------------------------------
     Money Market Fund Class IA                                                          103,308     1.538127           158,901
-----------------------------------------------------------------------------------------------------------------------------------
     New Opportunities Fund Class IA                                                      34,115    24.804633           846,219
-----------------------------------------------------------------------------------------------------------------------------------
     New Value Fund Class IA                                                               4,142    12.151266            50,330
-----------------------------------------------------------------------------------------------------------------------------------
     U.S. Government and High Quality Bond Fund Class IA                                  36,461    21.305276           776,812
-----------------------------------------------------------------------------------------------------------------------------------
     Utilities Growth and Income Fund Class IA                                            27,953    22.825900           638,046
-----------------------------------------------------------------------------------------------------------------------------------
     Vista Fund Class IA                                                                   6,526    14.316454            93,435
-----------------------------------------------------------------------------------------------------------------------------------
     Voyager Fund Class IA                                                               149,242    55.426380         8,271,937
-----------------------------------------------------------------------------------------------------------------------------------
 Sub-total:                                                                                                          24,514,700
-----------------------------------------------------------------------------------------------------------------------------------
 GRAND TOTAL:                                                                                                   $13,030,218,181
-----------------------------------------------------------------------------------------------------------------------------------


   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                    SA-7  PROSPECTUS

PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT -- HARTFORD LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------------
For the Year Ended                      Asia Pacific         Diversified        The                 Global Asset
December 31, 1998                       Growth               Income             George Putnam       Allocation
                                        Sub-Account          Sub-Account        Fund of Boston      Sub-Account
                                                                                Sub-Account*
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
     Dividends                          $ 1,564,512          $13,802,701        $  374,415          $10,955,687
-----------------------------------------------------------------------------------------------------------------------------------
     Capital gains income                        --            5,862,590                --           47,058,496
-----------------------------------------------------------------------------------------------------------------------------------
 EXPENSES:
     Mortality and expense
       undertakings                        (452,707)          (4,663,472)         (188,593)          (6,906,953)
-----------------------------------------------------------------------------------------------------------------------------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss)
   on security transactions              (1,764,199)             (32,192)            2,058             (842,305)
-----------------------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation
   (depreciation) of investments
   during the period                     (1,930,185)         (24,771,299)        1,968,230            4,041,060
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments           (3,694,384)         (24,803,491)        1,970,288            3,198,755
-----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM OPERATIONS                       $(2,582,579)         $(9,801,672)       $2,156,110          $54,305,985
-----------------------------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------------------------
For the Year Ended                     Global               Growth              Health
December 31, 1998                      Growth               and Income          Sciences
                                       Sub-Account          Sub-Account         Sub-Account*
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
     Dividends                         $ 19,995,172         $ 77,068,358        $   46,972
-----------------------------------------------------------------------------------------------------------------------------------
     Capital gains income                99,975,864          503,102,245                --
-----------------------------------------------------------------------------------------------------------------------------------
 EXPENSES:
     Mortality and expense
       undertakings                     (10,932,941)         (65,020,082)         (235,070)
-----------------------------------------------------------------------------------------------------------------------------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss)
   on security transactions                  86,719          (13,044,218)            7,391
-----------------------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation
   (depreciation) of investments
   during the period                     81,122,328           87,730,466         5,222,198
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments           81,209,047           74,686,248         5,229,589
-----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM OPERATIONS                      $190,247,142         $589,836,769        $5,041,491
-----------------------------------------------------------------------------------------------------------------------------------
*From inception, April 30, 1998, to December 31, 1998.


   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                    SA-8  PROSPECTUS

PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT -- HARTFORD LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------
For the Year Ended                    High Yield           International       International      International
December 31, 1998                     Sub-Account          Growth              Growth             New
                                                           Sub-Account         and Income         Opportunities
                                                                               Sub-Account        Sub-Account
-----------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
  Dividends                             $36,812,133            $377,732          $1,524,102             $91,665
-----------------------------------------------------------------------------------------------------------------------
  Capital gains income                    5,776,463                  --           3,952,074                  --
-----------------------------------------------------------------------------------------------------------------------
EXPENSES:
  Mortality and expense undertakings     (6,563,827)         (1,217,351)         (1,543,135)           (661,010)
-----------------------------------------------------------------------------------------------------------------------
NET REALIZED AND
  UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
-----------------------------------------------------------------------------------------------------------------------
  Net realized gain
    (loss) on security transactions      (1,068,781)            325,406             226,178              69,499
-----------------------------------------------------------------------------------------------------------------------
  Net unrealized appreciation
    (depreciation) of investments
    during the period                   (68,167,310)         11,216,654           3,897,830           6,461,818
-----------------------------------------------------------------------------------------------------------------------
  Net gain (loss)
    on investments                      (69,236,091)         11,542,060           4,124,008           6,531,317
-----------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM OPERATIONS                      $(33,211,322)        $10,702,441          $8,057,049          $5,961,972
-----------------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------------
For the Year Ended                    Investors             Money              New
December 31, 1998                     Sub-Account*          Market             Opportunities
                                                            Sub-Account        Sub-Account
-----------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
  Dividends                           $    128,830           $12,897,668       $          --
-----------------------------------------------------------------------------------------------------------------------
  Capital gains income                          --                    --          13,104,760
-----------------------------------------------------------------------------------------------------------------------
EXPENSES:
  Mortality and expense undertakings      (402,141)           (3,568,319)        (13,261,139)
-----------------------------------------------------------------------------------------------------------------------
NET REALIZED AND
  UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
-----------------------------------------------------------------------------------------------------------------------
  Net realized gain
    (loss) on security transactions         26,606                    --          (4,633,710)
-----------------------------------------------------------------------------------------------------------------------
  Net unrealized appreciation
    (depreciation) of investments
    during the period                   13,225,708                    --         200,446,907
-----------------------------------------------------------------------------------------------------------------------
  Net gain (loss)
    on investments                      13,252,314                    --         195,813,197
-----------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM OPERATIONS                      $12,979,003          $  9,329,349        $195,656,818
-----------------------------------------------------------------------------------------------------------------------

*From inception, April 30, 1998, to December 31, 1998.


   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                    SA-9  PROSPECTUS

PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT -- HARTFORD LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------
For the Year Ended                    New             OTC &               Research          U.S.Government
December  31, 1998                    Value           Emerging Growth     Sub-Account**     and High
                                      Sub-Account     Sub-Account*                          Quality Bond
                                                                                            Sub-Account
-----------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
  Dividends                           $ 1,752,027     $     3,372         $     8,448       $ 28,417,527
-----------------------------------------------------------------------------------------------------------------------
  Capital gains income                  1,734,664              --                 444            739,634
-----------------------------------------------------------------------------------------------------------------------
EXPENSES:
  Mortality and expense
  undertakings                         (1,255,209)        (38,610)             (9,355)        (7,860,470)
-----------------------------------------------------------------------------------------------------------------------
NET REALIZED AND
  UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
-----------------------------------------------------------------------------------------------------------------------
  Net realized gain (loss)
  on security transactions               (166,487)        (29,039)              2,141            297,895
-----------------------------------------------------------------------------------------------------------------------
  Net unrealized appreciation
  (depreciation) of investments
  during the period                     2,140,264       1,094,473             503,979         14,444,406
-----------------------------------------------------------------------------------------------------------------------
  Net gain (loss) on investments        1,973,777       1,065,434             506,120         14,742,301
-----------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM OPERATIONS                     $ 4,205,259      $1,030,196            $505,657        $36,038,992
-----------------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------------
For the Year Ended                    Utilities       Vista               Voyager
December  31, 1998                    Growth          Sub-Account         Sub-Account
                                      and Income
                                      Sub-Account
-----------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
  Dividends                             $13,533,429             $--          $5,509,636
-----------------------------------------------------------------------------------------------------------------------
  Capital gains income                   23,325,262              --         134,435,124
-----------------------------------------------------------------------------------------------------------------------
EXPENSES:
  Mortality and expense
  undertakings                           (6,659,080)     (1,312,949)        (32,325,889)
-----------------------------------------------------------------------------------------------------------------------
NET REALIZED AND
  UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
-----------------------------------------------------------------------------------------------------------------------
  Net realized gain (loss)
  on security transactions                 (255,617)       (369,767)        (11,140,387)
-----------------------------------------------------------------------------------------------------------------------
  Net unrealized appreciation
  (depreciation) of investments
  during the period                      31,863,022      17,028,097         377,719,434
-----------------------------------------------------------------------------------------------------------------------
  Net gain (loss) on investments         31,607,405      16,658,330         366,579,047
-----------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM OPERATIONS                       $61,807,016     $15,345,381        $474,197,918
-----------------------------------------------------------------------------------------------------------------------

 *From inception, April 30, 1998, to December 31, 1998.
**From inception, October 1, 1998, to December 31, 1998.


   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                    SA-10  PROSPECTUS

PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT -- HARTFORD LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS
-----------------------------------------------------------------------------------------------------------------------
For the Year Ended                    Asia Pacific       Diversified          The                 Global Asset
December 31, 1998                     Growth             Income               George Putnam       Allocation
                                      Sub-Account        Sub-Account          Fund of Boston      Sub-Account
                                                                              Sub-Account*
-----------------------------------------------------------------------------------------------------------------------
OPERATIONS:
  Net investment income (loss)           $1,111,805          $9,139,229            $185,822           $4,048,734
-----------------------------------------------------------------------------------------------------------------------
  Capital gains income                          --           5,862,590                  --           47,058,496
-----------------------------------------------------------------------------------------------------------------------
  Net realized gain (loss)
  on security transactions              (1,764,199)            (32,192)              2,058             (842,305)
-----------------------------------------------------------------------------------------------------------------------
  Net unrealized appreciation
  (depreciation) of investments
  during the period                     (1,930,185)        (24,771,299)          1,968,230            4,041,060
-----------------------------------------------------------------------------------------------------------------------
  Net increase (decrease)
  in net assets resulting
  from operations                       (2,582,579)         (9,801,672)          2,156,110           54,305,985
-----------------------------------------------------------------------------------------------------------------------
UNIT TRANSACTIONS:
  Purchases                              1,897,548          35,579,052          17,802,735           17,160,875
-----------------------------------------------------------------------------------------------------------------------
  Net transfers                         (4,187,927)         28,378,148          27,784,759          (24,301,956)
-----------------------------------------------------------------------------------------------------------------------
  Surrenders                            (1,899,643)        (26,103,606)           (843,486)         (42,326,606)
-----------------------------------------------------------------------------------------------------------------------
  Net annuity transactions                  21,039             115,109                  --             (220,472)
-----------------------------------------------------------------------------------------------------------------------
  Net increase (decrease)
  in net assets resulting
  from unit transactions                (4,168,983)         37,968,703          44,744,008          (49,688,159)
-----------------------------------------------------------------------------------------------------------------------
  Total increase (decrease)
  in net assets                         (6,751,562)         28,167,031          46,900,118            4,617,826
-----------------------------------------------------------------------------------------------------------------------
NET ASSETS
  Beginning of period                   37,707,151         314,118,216                  --          486,856,260
-----------------------------------------------------------------------------------------------------------------------
  END OF PERIOD                        $30,955,589        $342,285,247         $46,900,118         $491,474,086
-----------------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------------
For the Year Ended                    Global             Growth               Health
December 31, 1998                     Growth             and Income           Sciences
                                      Sub-Account        Sub-Account          Sub-Account*
-----------------------------------------------------------------------------------------------------------------------
OPERATIONS:
  Net investment income (loss)           $9,062,231          $12,048,276          $(188,098)
-----------------------------------------------------------------------------------------------------------------------
  Capital gains income                   99,975,864          503,102,245                 --
-----------------------------------------------------------------------------------------------------------------------
  Net realized gain (loss)
  on security transactions                   86,719          (13,044,218)             7,391
-----------------------------------------------------------------------------------------------------------------------
  Net unrealized appreciation
  (depreciation) of investments
  during the period                      81,122,328           87,730,466          5,222,198
-----------------------------------------------------------------------------------------------------------------------
  Net increase (decrease)
  in net assets resulting
  from operations                       190,247,142          589,836,769          5,041,491
-----------------------------------------------------------------------------------------------------------------------
UNIT TRANSACTIONS:
  Purchases                              26,176,679          328,888,237         14,760,637
-----------------------------------------------------------------------------------------------------------------------
  Net transfers                         (24,478,828)          42,388,882         34,890,394
-----------------------------------------------------------------------------------------------------------------------
  Surrenders                            (57,450,776)        (348,342,759)          (804,824)
-----------------------------------------------------------------------------------------------------------------------
  Net annuity transactions                 (239,956)             274,015                 --
-----------------------------------------------------------------------------------------------------------------------
  Net increase (decrease)
  in net assets resulting
  from unit transactions                (55,992,881)          23,208,375         48,846,207
-----------------------------------------------------------------------------------------------------------------------
  Total increase (decrease)
  in net assets                         134,254,261          613,045,144         53,887,698
-----------------------------------------------------------------------------------------------------------------------
NET ASSETS
  Beginning of period                   722,184,984        4,336,915,857                 --
-----------------------------------------------------------------------------------------------------------------------
  END OF PERIOD                        $856,439,245       $4,949,961,001        $53,887,698
-----------------------------------------------------------------------------------------------------------------------

*From inception, April 30, 1998, to December 31, 1998.


   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                    SA-11  PROSPECTUS

PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT -- HARTFORD LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------
For the Year Ended                    High Yield       International      International       International
December 31, 1998                     Sub-Account      Growth             Growth              New
                                                       Sub-Account        and Income          Opportunities
                                                                          Sub-Account         Sub-Account
-----------------------------------------------------------------------------------------------------------------------
OPERATIONS:
  Net investment income (loss)          $30,248,306        $(839,619)          $(19,033)          $(569,345)
-----------------------------------------------------------------------------------------------------------------------
  Capital gains income                    5,776,463               --           3,952,074                  --
-----------------------------------------------------------------------------------------------------------------------
  Net realized gain (loss)
  on security transactions               (1,068,781)         325,406             226,178              69,499
-----------------------------------------------------------------------------------------------------------------------
  Net unrealized appreciation
  (depreciation) of investments
  during the period                     (68,167,310)      11,216,654           3,897,830           6,461,818
-----------------------------------------------------------------------------------------------------------------------
  Net increase (decrease)
  in net assets resulting
  from operations                       (33,211,322)      10,702,441           8,057,049           5,961,972
-----------------------------------------------------------------------------------------------------------------------
UNIT TRANSACTIONS:
  Purchases                              51,499,798       21,335,522          18,854,378           4,709,200
-----------------------------------------------------------------------------------------------------------------------
  Net transfers                          12,289,356       33,636,206          15,236,673           6,135,412
-----------------------------------------------------------------------------------------------------------------------
  Surrenders                            (39,936,318)      (4,476,094)         (6,213,054)         (2,667,147)
-----------------------------------------------------------------------------------------------------------------------
  Net annuity transactions                   36,497            3,222               6,980               3,206
-----------------------------------------------------------------------------------------------------------------------
  Net increase (decrease)
  in net assets resulting
  from unit transactions                 23,889,333       50,498,856          27,884,977           8,180,671
-----------------------------------------------------------------------------------------------------------------------
  Total increase (decrease)
  in net assets                          (9,321,989)      61,201,297          35,942,026          14,142,643
-----------------------------------------------------------------------------------------------------------------------
NET ASSETS
  Beginning of period                   453,468,600       54,848,284          86,266,343          39,665,081
-----------------------------------------------------------------------------------------------------------------------
  END OF PERIOD                        $444,146,611     $116,049,581        $122,208,369         $53,807,724
-----------------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------------
For the Year Ended                    Investors           Money             New
December 31, 1998                     Sub-Account*        Market            Opportunities
                                                          Sub-Account       Sub-Account
-----------------------------------------------------------------------------------------------------------------------
OPERATIONS:
  Net investment income (loss)            $(273,311)         $9,329,349        $(13,261,139)
-----------------------------------------------------------------------------------------------------------------------
  Capital gains income                           --                  --           13,104,760
-----------------------------------------------------------------------------------------------------------------------
  Net realized gain (loss)
  on security transactions                   26,606                  --           (4,633,710)
-----------------------------------------------------------------------------------------------------------------------
  Net unrealized appreciation
  (depreciation) of investments
  during the period                      13,225,708                  --          200,446,907
-----------------------------------------------------------------------------------------------------------------------
  Net increase (decrease)
  in net assets resulting
  from operations                        12,979,003           9,329,349          195,656,818
-----------------------------------------------------------------------------------------------------------------------
UNIT TRANSACTIONS:
  Purchases                              28,303,782          27,561,765           72,077,164
-----------------------------------------------------------------------------------------------------------------------
  Net transfers                          66,945,761         157,861,043           23,187,515
-----------------------------------------------------------------------------------------------------------------------
  Surrenders                             (1,361,265)        (97,002,613)         (51,328,474)
-----------------------------------------------------------------------------------------------------------------------
  Net annuity transactions                    7,828             (18,974)             173,750
-----------------------------------------------------------------------------------------------------------------------
  Net increase (decrease)
  in net assets resulting
  from unit transactions                 93,896,106          88,401,221           44,109,955
-----------------------------------------------------------------------------------------------------------------------
  Total increase (decrease)
  in net assets                         106,875,109          97,730,570          239,766,773
-----------------------------------------------------------------------------------------------------------------------
NET ASSETS
  Beginning of period                            --         202,288,263          860,552,199
-----------------------------------------------------------------------------------------------------------------------
  END OF PERIOD                        $106,875,109        $300,018,833       $1,100,318,972
-----------------------------------------------------------------------------------------------------------------------

*From inception, April 30, 1998, to December 31, 1998.


   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                    SA-12  PROSPECTUS

PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT -- HARTFORD LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------
For the Year Ended                    New              OTC &               Research           U.S.Government
December 31, 1998                     Value            Emerging Growth     Sub-Account**      and High
                                      Sub-Account      Sub-Account*                           Quality Bond
                                                                                              Sub-Account
-----------------------------------------------------------------------------------------------------------------------
OPERATIONS:
  Net investment income (loss)        $    496,818     $     (35,238)      $        (907)     $   20,557,057
-----------------------------------------------------------------------------------------------------------------------
  Capital gains income                   1,734,664                --                 444             739,634
-----------------------------------------------------------------------------------------------------------------------
  Net realized gain (loss)
  on security transactions                (166,487)          (29,039)              2,141             297,895
-----------------------------------------------------------------------------------------------------------------------
  Net unrealized appreciation
  (depreciation) of investments
  during the period                      2,140,264         1,094,473             503,979          14,444,406
-----------------------------------------------------------------------------------------------------------------------
  Net increase (decrease)
  in net assets resulting
  from operations                        4,205,259         1,030,196             505,657          36,038,992
-----------------------------------------------------------------------------------------------------------------------
UNIT TRANSACTIONS:
  Purchases                             15,989,831         2,889,609             505,479          33,368,472
-----------------------------------------------------------------------------------------------------------------------
  Net transfers                          9,386,671         5,444,882           5,638,915          90,450,321
-----------------------------------------------------------------------------------------------------------------------
  Surrenders                            (5,428,168)         (103,773)            (89,266)        (64,755,540)
-----------------------------------------------------------------------------------------------------------------------
  Net annuity transactions                  21,783                --                  --             (36,669)
-----------------------------------------------------------------------------------------------------------------------
  Net increase (decrease)
  in net assets resulting
  from unit transactions                19,970,117         8,230,718           6,055,128          59,026,584
-----------------------------------------------------------------------------------------------------------------------
  Total increase (decrease)
  in net assets                         24,175,376         9,260,914           6,560,785          95,065,576
-----------------------------------------------------------------------------------------------------------------------
NET ASSETS
  Beginning of period                   75,030,381                --                  --         528,922,708
-----------------------------------------------------------------------------------------------------------------------
  END OF PERIOD                        $99,205,757        $9,260,914          $6,560,785        $623,988,284
-----------------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------------
For the Year Ended                    Utilities           Vista               Voyager
December 31, 1998                     Growth              Sub-Account         Sub-Account
                                      and Income
                                      Sub-Account
-----------------------------------------------------------------------------------------------------------------------
OPERATIONS:
  Net investment income (loss)            $6,874,349         $(1,312,949)        $(26,816,253)
-----------------------------------------------------------------------------------------------------------------------
  Capital gains income                    23,325,262                  --          134,435,124
-----------------------------------------------------------------------------------------------------------------------
  Net realized gain (loss)
  on security transactions                  (255,617)           (369,767)         (11,140,387)
-----------------------------------------------------------------------------------------------------------------------
  Net unrealized appreciation
  (depreciation) of investments
  during the period                       31,863,022          17,028,097          377,719,434
-----------------------------------------------------------------------------------------------------------------------
  Net increase (decrease)
  in net assets resulting
  from operations                         61,807,016          15,345,381          474,197,918
-----------------------------------------------------------------------------------------------------------------------
UNIT TRANSACTIONS:
  Purchases                               34,808,733          22,600,733          137,173,587
-----------------------------------------------------------------------------------------------------------------------
  Net transfers                           28,255,011          21,059,612           20,389,207
-----------------------------------------------------------------------------------------------------------------------
  Surrenders                             (35,590,822)         (4,630,951)        (160,084,953)
-----------------------------------------------------------------------------------------------------------------------
  Net annuity transactions                    28,596             (11,796)            (103,887)
-----------------------------------------------------------------------------------------------------------------------
  Net increase (decrease)
  in net assets resulting
  from unit transactions                  27,501,518          39,017,598           (2,626,046)
-----------------------------------------------------------------------------------------------------------------------
  Total increase (decrease)
  in net assets                           89,308,534          54,362,979          471,571,872
-----------------------------------------------------------------------------------------------------------------------
NET ASSETS
  Beginning of period                    447,702,696          68,906,712        2,144,004,733
-----------------------------------------------------------------------------------------------------------------------
  END OF PERIOD                         $537,011,230        $123,269,691       $2,615,576,605
-----------------------------------------------------------------------------------------------------------------------

 *From inception, April 30, 1998, to December 31, 1998.
**From inception, October 1, 1998, to December 31, 1998.


   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                    SA-13  PROSPECTUS

PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT -- HARTFORD LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS
-----------------------------------------------------------------------------------------------------------------------
For the Year Ended                    Asia Pacific       Diversified       Global Asset        Global
December 31, 1997                     Growth             Income            Allocation          Growth
                                      Sub-Account        Sub-Account       Sub-Account         Sub-Account
-----------------------------------------------------------------------------------------------------------------------
OPERATIONS:
  Net investment income (loss)            $286,716         $10,935,700         $7,734,396          $5,584,154
-----------------------------------------------------------------------------------------------------------------------
  Capital gains income                          --           2,352,102         24,114,921          16,781,057
-----------------------------------------------------------------------------------------------------------------------
  Net realized gain (loss)
  on security transactions                (317,227)             (2,032)           382,203           1,854,347
-----------------------------------------------------------------------------------------------------------------------
  Net unrealized appreciation
  (depreciation) of investments
  during the period                     (7,411,215)          3,452,605         41,346,816          58,240,028
-----------------------------------------------------------------------------------------------------------------------
  Net increase (decrease)
  in net assets resulting
  from operations                       (7,441,726)         16,738,375         73,578,336          82,459,586
-----------------------------------------------------------------------------------------------------------------------
UNIT TRANSACTIONS:
  Purchases                              6,824,313          54,269,125         39,248,244          60,530,559
-----------------------------------------------------------------------------------------------------------------------
  Net transfers                         (7,793,253)          6,390,705          2,130,067         (14,835,954)
-----------------------------------------------------------------------------------------------------------------------
  Surrenders                            (2,299,932)        (17,669,198)       (30,639,160)        (43,839,765)
-----------------------------------------------------------------------------------------------------------------------
  Net annuity transactions                   6,521             103,403              2,282             109,879
-----------------------------------------------------------------------------------------------------------------------
  Net increase (decrease)
  in net assets resulting
  from unit transactions                (3,262,351)         43,094,035         10,741,433           1,964,719
-----------------------------------------------------------------------------------------------------------------------
  Total increase (decrease)
  in net assets                        (10,704,077)         59,832,410         84,319,769          84,424,305
-----------------------------------------------------------------------------------------------------------------------
NET ASSETS
  Beginning of period                   48,411,228         254,285,806        402,536,491         637,760,679
-----------------------------------------------------------------------------------------------------------------------
  END OF PERIOD                        $37,707,151        $314,118,216       $486,856,260        $722,184,984
-----------------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------------
For the Year Ended                    Growth              High Yield         International        International
December 31, 1997                     and Income          Sub-Account        Growth               Growth
                                      Sub-Account                            Sub-Account*         and Income
                                                                                                  Sub-Account*
-----------------------------------------------------------------------------------------------------------------------
OPERATIONS:
  Net investment income (loss)            $16,099,755        $21,220,896           $431,084          $2,256,907
-----------------------------------------------------------------------------------------------------------------------
  Capital gains income                    170,606,295          3,112,539                 --                  --
-----------------------------------------------------------------------------------------------------------------------
  Net realized gain (loss)
  on security transactions                   (549,025)           667,197            225,798              52,035
-----------------------------------------------------------------------------------------------------------------------
  Net unrealized appreciation
  (depreciation) of investments
  during the period                       566,542,304         22,952,048          1,259,962           2,257,219
-----------------------------------------------------------------------------------------------------------------------
  Net increase (decrease)
  in net assets resulting
  from operations                         752,699,329         47,952,680          1,916,844           4,566,161
-----------------------------------------------------------------------------------------------------------------------
UNIT TRANSACTIONS:
  Purchases                               539,289,509         71,464,742         27,282,314          42,203,655
-----------------------------------------------------------------------------------------------------------------------
  Net transfers                           132,038,932         (2,036,158)        27,001,396          41,543,461
-----------------------------------------------------------------------------------------------------------------------
  Surrenders                             (244,974,411)       (38,465,815)        (1,358,447)         (2,094,535)
-----------------------------------------------------------------------------------------------------------------------
  Net annuity transactions                    635,758            313,873              6,177              47,601
-----------------------------------------------------------------------------------------------------------------------
  Net increase (decrease)
  in net assets resulting
  from unit transactions                  426,989,788         31,276,642         52,931,440          81,700,182
-----------------------------------------------------------------------------------------------------------------------
  Total increase (decrease)
  in net assets                         1,179,689,117         79,229,322         54,848,284          86,266,343
-----------------------------------------------------------------------------------------------------------------------
NET ASSETS
  Beginning of period                   3,157,226,740        374,239,278                 --                  --
-----------------------------------------------------------------------------------------------------------------------
  END OF PERIOD                        $4,336,915,857       $453,468,600        $54,848,284         $86,266,343
-----------------------------------------------------------------------------------------------------------------------

*From inception, January 2, 1997 to December 31, 1997.


   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                    SA-14  PROSPECTUS

PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT -- HARTFORD LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------
For the Year Ended                    International     Money               New                   New
December 31, 1997                     New               Market              Opportunities         Value
                                      Opportunities     Sub-Account         Sub-Account           Sub-Account*
                                      Sub-Account*
-----------------------------------------------------------------------------------------------------------------------
OPERATIONS:
  Net investment income (loss)           $(270,796)         $8,471,138        $(10,320,489)           $(571,860)
-----------------------------------------------------------------------------------------------------------------------
  Capital gains income                          --                  --                  --                   --
-----------------------------------------------------------------------------------------------------------------------
  Net realized gain (loss)
  on security transactions                   8,774                  --          (2,114,704)             (22,915)
-----------------------------------------------------------------------------------------------------------------------
  Net unrealized appreciation
  (depreciation) of investments
  during the period                     (2,182,759)                 --         155,175,963            4,884,420
-----------------------------------------------------------------------------------------------------------------------
  Net increase (decrease)
  in net assets resulting
  from operations                       (2,444,781)          8,471,138         142,740,770            4,289,645
-----------------------------------------------------------------------------------------------------------------------
UNIT TRANSACTIONS:
  Purchases                             23,052,814          77,901,178         115,804,514           34,449,270
-----------------------------------------------------------------------------------------------------------------------
  Net transfers                         20,167,867         (22,892,448)          4,241,130           38,150,975
-----------------------------------------------------------------------------------------------------------------------
  Surrenders                            (1,113,600)        (61,475,251)        (39,637,945)          (1,885,996)
-----------------------------------------------------------------------------------------------------------------------
  Net annuity transactions                   2,781             118,204             224,473               26,487
-----------------------------------------------------------------------------------------------------------------------
  Net increase (decrease)
  in net assets resulting
  from unit transactions                42,109,862          (6,348,317)         80,632,172           70,740,736
-----------------------------------------------------------------------------------------------------------------------
  Total increase (decrease)
  in net assets                         39,665,081           2,122,821         223,372,942           75,030,381
-----------------------------------------------------------------------------------------------------------------------
NET ASSETS
  Beginning of period                           --         200,165,442         637,179,257                   --
-----------------------------------------------------------------------------------------------------------------------
  END OF PERIOD                        $39,665,081        $202,288,263        $860,552,199          $75,030,381
-----------------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------------
For the Year Ended                    U.S.Government      Utilities           Vista               Voyager
December 31, 1997                     and High            Growth              Sub-Account*        Sub-Account
                                      Quality Bond        and Income
                                      Sub-Account         Sub-Account
-----------------------------------------------------------------------------------------------------------------------
OPERATIONS:
  Net investment income (loss)          $26,900,731          $8,298,407           $(518,559)         $(22,763,932)
-----------------------------------------------------------------------------------------------------------------------
  Capital gains income                           --          18,719,685                  --            76,888,318
-----------------------------------------------------------------------------------------------------------------------
  Net realized gain (loss)
  on security transactions                1,827,985           1,649,879            (123,252)             (585,530)
-----------------------------------------------------------------------------------------------------------------------
  Net unrealized appreciation
  (depreciation) of investments
  during the period                       7,319,022          62,148,682           7,829,883           359,796,040
-----------------------------------------------------------------------------------------------------------------------
  Net increase (decrease)
  in net assets resulting
  from operations                        36,047,738          90,816,653           7,188,072           413,334,896
-----------------------------------------------------------------------------------------------------------------------
UNIT TRANSACTIONS:
  Purchases                              31,430,418          28,593,076          32,854,577           197,024,558
-----------------------------------------------------------------------------------------------------------------------
  Net transfers                         (38,035,230)        (17,843,601)         30,909,118           (13,299,198)
-----------------------------------------------------------------------------------------------------------------------
  Surrenders                            (48,896,007)        (25,522,719)         (2,131,040)         (121,850,857)
-----------------------------------------------------------------------------------------------------------------------
  Net annuity transactions                   34,145              72,442              85,985                 6,165
-----------------------------------------------------------------------------------------------------------------------
  Net increase (decrease)
  in net assets resulting
  from unit transactions                (55,466,674)        (14,700,802)         61,718,640            61,880,668
-----------------------------------------------------------------------------------------------------------------------
  Total increase (decrease)
  in net assets                         (19,418,936)         76,115,851          68,906,712           475,215,564
-----------------------------------------------------------------------------------------------------------------------
NET ASSETS
  Beginning of period                   548,341,644         371,586,845                  --         1,668,789,169
-----------------------------------------------------------------------------------------------------------------------
  END OF PERIOD                        $528,922,708        $447,702,696         $68,906,712        $2,144,004,733
-----------------------------------------------------------------------------------------------------------------------

*From inception, January 2, 1997 to December 31, 1997.


   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                    SA-15  PROSPECTUS

PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT -- HARTFORD LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS
December 31, 1998


1.   ORGANIZATION:

Putnam Capital Manager Trust Separate Account (the Account) is a separate investment account within Hartford Life Insurance Company (the Company) and is registered with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable annuity contractholders of the Company in the various mutual funds (the Funds), as directed by the contractholders.

2.   SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of significant accounting policies of the Account, which are in accordance with generally accepted accounting principles in the investment company industry:

A) SECURITY TRANSACTIONS -- Security transactions are recorded on the trade date (date the order to buy or sell is executed). Cost of investments sold is determined on the basis of identified cost. Dividend and capital gains income is accrued as of the ex-dividend date. Capital gains income represents dividends from the Funds which are characterized as capital gains under tax regulations.

B) SECURITY VALUATION -- The investments in shares of the Funds are valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 1998.

C) SECURITY CLASS -- Putnam Variable Trust consists of a series of funds, each of which is represented by a separate series of class IA shares and class IB shares.

Class IA shares are offered at net asset value and are not subject to a distribution fee. Class IA .40% are for Company employees only.

Class IB shares are offered at net asset value and pay an ongoing distribution fee.

D) FEDERAL INCOME TAXES -- The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.

E) USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

3.  ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

A) MORTALITY AND EXPENSE UNDERTAKINGS -- The Company, as issuer of variable annuity contracts, provides the mortality and expense undertakings and, with respect to the Account, receives a maximum annual fee of 1.50% of the Account's average daily net assets.

B) DEDUCTION OF OTHER FEES -- Annual maintenance fees are deducted through termination of units of interest from applicable contract owners' accounts, in accordance with the terms of the contracts. These expenses are reflected in surrenders on the accompanying statements of changes in net assets.

                                    SA-16  PROSPECTUS

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES                             F-1
--------------------------------------------------------------------------------

                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

To Hartford Life Insurance Company:

We have audited the accompanying Consolidated Balance Sheets of Hartford Life Insurance Company and subsidiaries as of December 31, 1998 and 1997, and the related Consolidated Statements of Income, Changes in Stockholder's Equity and Cash Flows for each of the three years in the period ended December 31, 1998. These Consolidated Financial Statements and the schedules referred to below are the responsibility of Hartford Life Insurance Company's management. Our responsibility is to express an opinion on these financial statements and schedules based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the Consolidated Financial Statements referred to above present fairly, in all material respects, the financial position of Hartford Life Insurance Company and subsidiaries as of December 31, 1998 and 1997, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 1998 in conformity with generally accepted accounting principles.

Our audits were made for the purpose of forming an opinion on the basic financial statements taken as a whole. The schedules listed in the Index to Consolidated Financial Statements and Schedules are presented for the purpose of complying with the Securities and Exchange Commission's rules and are not part of the basic financial statements. These schedules have been subjected to the auditing procedures applied in the audits of the basic financial statements and, in our opinion, fairly state in all material respects the financial data required to be set forth therein in relation to the basic financial statements taken as a whole.

                                         ARTHUR ANDERSEN LLP

Hartford, Connecticut
January 26, 1999

F-2                             HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
--------------------------------------------------------------------------------

                       CONSOLIDATED STATEMENTS OF INCOME

                                                           FOR THE YEARS
                                                         ENDED DECEMBER 31,
                                                      ------------------------
                                                       1998     1997     1996
                                                      ------   ------   ------
                                                           (IN MILLIONS)
 Revenues
   Premiums and other considerations...............   $2,218   $1,637   $1,705
   Net investment income...........................    1,759    1,368    1,397
   Net realized capital (losses) gains.............       (2)       4     (213)
                                                      ------   ------   ------
     Total revenues................................    3,975    3,009    2,889
                                                      ------   ------   ------
 Benefits, claims and expenses
   Benefits, claims and claim adjustment
    expenses.......................................    1,911    1,379    1,535
   Amortization of deferred policy acquisition
    costs..........................................      431      335      234
   Dividends to policyholders......................      329      240      635
   Other expenses..................................      766      586      427
                                                      ------   ------   ------
     Total benefits, claims and expenses...........    3,437    2,540    2,831
                                                      ------   ------   ------
   Income before income tax expense................      538      469       58
   Income tax expense..............................      188      167       20
                                                      ------   ------   ------
 Net income........................................   $  350   $  302   $   38
                                                      ------   ------   ------
                                                      ------   ------   ------

                See Notes to Consolidated Financial Statements.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES                             F-3
--------------------------------------------------------------------------------

                          CONSOLIDATED BALANCE SHEETS

                                                       AS OF DECEMBER
                                                             31,
                                                      -----------------
                                                       1998      1997
                                                      -------   -------
                                                        (IN MILLIONS,
                                                      EXCEPT FOR SHARE
                                                            DATA)
 Assets
   Investments
   Fixed maturities, available for sale, at fair
    value (amortized cost of $14,505 and
    $13,885).......................................   $14,818   $14,176
   Equity securities, at fair value................        31       180
   Policy loans, at outstanding balance............     6,684     3,756
   Other investments, at cost......................       264        47
                                                      -------   -------
     Total investments.............................    21,797    18,159
   Cash............................................        17        54
   Premiums receivable and agents' balances........        17        18
   Reinsurance recoverables........................     1,257     6,114
   Deferred policy acquisition costs...............     3,754     3,315
   Deferred income tax.............................       464       348
   Other assets....................................       695       682
   Separate account assets.........................    90,262    69,055
                                                      -------   -------
     Total assets..................................   $118,263  $97,745
                                                      -------   -------
                                                      -------   -------

 Liabilities
   Future policy benefits..........................   $ 3,595   $ 3,059
   Other policyholder funds........................    19,615    21,034
   Other liabilities...............................     2,094     2,254
   Separate account liabilities....................    90,262    69,055
                                                      -------   -------
     Total liabilities.............................   115,566    95,402
                                                      -------   -------

 Stockholder's Equity
   Common stock -- 1,000 shares authorized, issued
    and outstanding, par value $5,690..............         6         6
   Capital surplus.................................     1,045     1,045
   Accumulated other comprehensive income
     Net unrealized capital gains on securities,
      net of tax...................................       184       179
                                                      -------   -------
     Total accumulated other comprehensive
      income.......................................       184       179
                                                      -------   -------
   Retained earnings...............................     1,462     1,113
                                                      -------   -------
     Total stockholder's equity....................     2,697     2,343
                                                      -------   -------
   Total liabilities and stockholder's equity......   $118,263  $97,745
                                                      -------   -------
                                                      -------   -------

                See Notes to Consolidated Financial Statements.

F-4                             HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
--------------------------------------------------------------------------------

           CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDER'S EQUITY

                                                                      ACCUMULATED
                                                                         OTHER
                                                                     COMPREHENSIVE
                                                                        INCOME
                                                                    ---------------
                                                                    NET UNREALIZED
                                                                     CAPITAL GAINS
                                                                      (LOSSES) ON                       TOTAL
                                           COMMON     CAPITAL         SECURITIES,      RETAINED     STOCKHOLDER'S
                                           STOCK      SURPLUS         NET OF TAX       EARNINGS        EQUITY
                                           ------  --------------   ---------------   -----------   -------------
                                                                       (IN MILLIONS)
 1998
 Balance, December 31, 1997..............    $ 6       $    1,045        $179           $1,113         $2,343
 Comprehensive income
   Net income............................     --               --          --              350            350
                                                                                                       ------
 Other comprehensive income, net of tax
  (1):
   Changes in net unrealized capital
    gains on securities (2)..............     --               --           5               --              5
                                                                                                       ------
 Total other comprehensive income........                                                                   5
                                                                                                       ------
   Total comprehensive income                                                                             355
                                                                                                       ------
 Dividends...............................     --               --          --               (1)            (1)
                                           ------          ------       -----         -----------      ------
     Balance, December 31, 1998..........    $ 6       $    1,045        $184           $1,462         $2,697
                                           ------          ------       -----         -----------      ------
 1997
 Balance, December 31, 1996..............    $ 6       $    1,045        $ 30           $  811         $1,892
 Comprehensive income
   Net income............................     --               --          --              302            302
                                                                                                       ------
 Other comprehensive income, net of tax
  (1):
   Changes in net unrealized capital
    gains on securities (2)..............     --               --         149               --            149
                                                                                                       ------
 Total other comprehensive income........                                                                 149
                                                                                                       ------
   Total comprehensive income                                                                             451
                                           ------          ------       -----         -----------      ------
     Balance, December 31, 1997..........    $ 6       $    1,045        $179           $1,113         $2,343
                                           ------          ------       -----         -----------      ------
 1996
 Balance, December 31, 1995..............    $ 6       $    1,007        $(57)          $  773         $1,729
 Comprehensive income
   Net income............................     --               --          --               38             38
                                                                                                       ------
 Other comprehensive income, net of tax
  (1):
   Changes in net unrealized capital
    gains on securities (2)..............     --               --          87               --             87
                                                                                                       ------
 Total other comprehensive income........                                                                  87
                                                                                                       ------
   Total comprehensive income............                                                                 125
                                                                                                       ------
 Capital contribution....................     --               38          --               --             38
                                           ------          ------       -----         -----------      ------
     Balance, December 31, 1996..........    $ 6       $    1,045        $ 30           $  811         $1,892
                                           ------          ------       -----         -----------      ------
                                           ------          ------       -----         -----------      ------

---------

    (1) Net unrealized capital gain on securities is reflected net of tax of $3, $80 and $47, as of December 31, 1998, 1997 and 1996, respectively.

    (2) There was no reclassification adjustment for after-tax gains (losses) realized in net income for the years ended December 31, 1998 and 1997. December 31, 1996 is net of a $142 reclassification adjustment for after-tax losses realized in net income.

                See Notes to Consolidated Financial Statements.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES                             F-5
--------------------------------------------------------------------------------

                     CONSOLIDATED STATEMENTS OF CASH FLOWS

                                               FOR THE YEARS ENDED
                                                   DECEMBER 31,
                                          ------------------------------
                                            1998       1997       1996
                                          --------   --------   --------
                                                  (IN MILLIONS)
Operating Activities
  Net income............................  $    350   $    302   $     38
  Adjustments to reconcile net income to
   net cash provided by operating
   activities
  Depreciation and amortization.........       (23)         8         14
  Net realized capital losses (gains)...         2         (4)       213
  Decrease in premiums receivable and
   agents' balances.....................         1        119         10
  (Decrease) increase in other
   liabilities..........................       (79)       223        577
  Change in receivables, payables, and
   accruals.............................        83        107        (22)
  Increase (decrease) in accrued
   taxes................................        60        126        (91)
  (Increase) decrease in deferred income
   taxes................................      (118)        40       (102)
  Increase in deferred policy
   acquisition costs....................      (439)      (555)      (572)
  Increase in future policy benefits....       536        585        101
  (Increase) decrease in reinsurance
   recoverables and other related
   assets...............................        (2)        21       (146)
                                          --------   --------   --------
    Net cash provided by operating
     activities.........................       371        972         20
                                          --------   --------   --------
Investing Activities
  Purchases of investments..............    (6,061)    (6,869)    (5,854)
  Sales of investments..................     4,901      4,256      3,543
  Maturity of investments...............     1,761      2,329      2,693
                                          --------   --------   --------
    Net cash provided by (used for)
     investing activities...............       601       (284)       382
                                          --------   --------   --------
Financing Activities
  Capital contribution..................        --         --         38
  Net disbursements for investment and
   universal life-type contracts charged
   against policyholder accounts........    (1,009)      (677)      (443)
                                          --------   --------   --------
    Net cash used for financing
     activities.........................    (1,009)      (677)      (405)
                                          --------   --------   --------
  Net (decrease) increase in cash.......       (37)        11         (3)
  Cash -- beginning of year.............        54         43         46
                                          --------   --------   --------
  Cash -- end of year...................  $     17   $     54   $     43
                                          --------   --------   --------
                                          --------   --------   --------
Supplemental Disclosure of Cash Flow
 Information:
  Net Cash Paid During the Year for:
  Income taxes..........................  $    263   $      9   $    189

Noncash Investing Activities:
  Due to the recapture of an in force block of business previously ceded to MBL Life Assurance Co. of New Jersey, reinsurance recoverables of
   $4,546 were exchanged for the fair value of assets comprised of $4,354 in policy loans and $192 in other assets.

                See Notes to Consolidated Financial Statements.

F-6                             HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
--------------------------------------------------------------------------------

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
   (DOLLAR AMOUNTS IN MILLIONS EXCEPT PER SHARE DATA UNLESS OTHERWISE STATED)

 1. ORGANIZATION AND DESCRIPTION OF BUSINESS

    These Consolidated Financial Statements include Hartford Life Insurance Company and its wholly-owned subsidiaries ("Hartford Life Insurance Company" or the "Company"), Hartford Life and Annuity Insurance Company (ILA) and Hartford International Life Reassurance Corporation (HLRe), formerly American Skandia Life Reinsurance Corporation. The Company is a wholly-owned subsidiary of Hartford Life and Accident Insurance Company (HLA), a wholly-owned subsidiary of Hartford Life, Inc. (Hartford Life). Hartford Life is a direct subsidiary of Hartford Accident and Indemnity Company (HA&I), an indirect subsidiary of The Hartford Financial Services Group, Inc. (The Hartford). Pursuant to an initial public offering (the "IPO") on May 22, 1997, Hartford Life sold 26 million shares of Class A Common Stock at $28.25 per share and received proceeds, net of offering expenses, of $687. Of the proceeds, $527 was used to retire debt related to Hartford Life's outstanding promissory notes and line of credit with the remaining $160 contributed by Hartford Life to HLA to support growth in its core businesses. Hartford Life became a publicly traded company upon the sale of 26 million shares representing approximately 18.6% of the equity ownership in Hartford Life. On December 19, 1995, ITT Industries, Inc. (formerly ITT Corporation) (ITT) distributed all the outstanding shares of capital stock of The Hartford to ITT stockholders of record on such date. As a result, The Hartford became an independent, publicly traded company.

    Along with its parent, HLA, the Company is a leading financial services and insurance company which provides (a) investment products such as individual variable annuities and fixed market value adjusted annuities, deferred compensation and retirement plan services and mutual funds for savings and retirement needs; (b) life insurance for income protection and estate planning; and (c) employee benefits products such as group life and disability insurance that is directly written by the Company and is substantially ceded to its parent, HLA, and (d) corporate owned life insurance.

 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

(a) BASIS OF PRESENTATION

    These Consolidated Financial Statements present the financial position, results of operations and cash flows of the Company. All material intercompany transactions and balances between the Company, its subsidiaries and affiliates have been eliminated. The Consolidated Financial Statements are prepared on the basis of generally accepted accounting principles which differ materially from the statutory accounting practices prescribed by various insurance regulatory authorities.

    The preparation of financial statements, in conformity with generally accepted accounting principles, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The most significant estimates include those used in determining deferred policy acquisition costs and the liability for future policy benefits and other policyholder funds. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

    Certain reclassifications have been made to prior year financial information to conform to the current year presentation.

(b) CHANGES IN ACCOUNTING PRINCIPLES

    In November 1998, the Emerging Issues Task Force (EITF) reached consensus on Issue No. 98-15, "Structured Notes Acquired for a Specific Investment Strategy". This EITF issue requires companies to account for structured notes acquired for a specific investment strategy, as a unit. Affected companies that entered into these notes prior to September 25, 1998 are required to either restate prior period financial statements to conform with the prescribed unit accounting model or disclose the related impact on earnings for all periods presented and cumulatively over the life of the instruments had the registrant accounted for the structure as a unit. Based upon recently prescribed current generally accepted accounting principles for such types of transactions entered into after September 24, 1998, there was no additional earnings impact to the Company related to combined structured note transactions. As of December 31, 1998, the Company does not hold any combined structured notes.

    In June 1998, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 133, "Accounting for Derivative Instruments and Hedging Activities". The new standard establishes accounting and reporting guidance for derivative instruments, including certain derivative instruments embedded in other contracts. The standard requires, among other things, that all derivatives be carried on the balance sheet at fair value. The standard also specifies hedge accounting criteria under which a derivative can qualify for special accounting. In order to receive special accounting, the derivative instrument must qualify as either

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES                             F-7
--------------------------------------------------------------------------------

a hedge of the fair value or the variability of the cash flow of a qualified asset or liability. Special accounting for qualifying hedges provides for matching the timing of gain or loss recognition on the hedging instrument with the recognition of the corresponding changes in value of the hedged item. SFAS No. 133 will be effective for fiscal years beginning after June 15, 1999. Initial application for Hartford Life Insurance Company will begin for the first quarter of the year 2000. While Hartford Life Insurance Company is currently in the process of quantifying the impact of SFAS No. 133, the Company is reviewing its derivative holdings in order to take actions needed to minimize potential volatility, while at the same time maintaining the economic protection needed to support the goals of its business.

    In March 1998, the American Institute of Certified Public Accountants (AICPA) issued Statement of Position (SOP) No. 98-1, "Accounting for the Costs of Computer Software Developed or Obtained for Internal Use". The SOP provides guidance on accounting for the costs of internal use software and in determining whether the software is for internal use. The SOP defines internal use software as software that is acquired, internally developed, or modified solely to meet internal needs and identifies stages of software development and accounting for the related costs incurred during the stages. This statement is effective for fiscal years beginning after December 15, 1998 and is not expected to have a material impact on the Company's financial condition or results of operations.

    Effective January 1, 1998, the Company adopted SFAS No. 130, "Reporting Comprehensive Income", which establishes standards for reporting and display of comprehensive income and its components in a full set of general purpose financial statements. The objective of this statement is to report a measure of all changes in equity of an enterprise that result from transactions and other economic events of the period other than transactions with owners. Comprehensive income is the total of net income and all other nonowner changes in equity. Accordingly, the Company has reported comprehensive income in the Consolidated Statements of Changes in Stockholder's Equity.

    In December 1997, the AICPA issued SOP No. 97-3 "Accounting by Insurance and Other Enterprises for Insurance Related Assessments". This SOP provides guidance on accounting by insurance and other enterprises for assessments related to insurance activities. Specifically, the SOP provides guidance on when a guaranty fund or other assessment should be recognized, how to measure the liability, and what information should be disclosed. This SOP will be effective for fiscal years beginning after December 15, 1998. Adoption of SOP 97-3 is not expected to have a material impact on the Company's financial condition or results of operations.

    In June 1997, the FASB issued SFAS No. 131, "Disclosures about Segments of an Enterprise and Related Information". The new standard requires public business enterprises to disclose certain financial and descriptive information about reportable operating segments in annual financial statements and in condensed financial statements of interim periods. Operating segments are components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker in deciding how to allocate resources and assessing performance. SFAS No. 131 also establishes standards for related disclosures about products and services, geographic areas and major customers. The Company adopted SFAS No. 131 in 1998. For additional information, see Note 13.

    On November 14, 1996, the EITF reached a consensus on Issue No. 96-12, "Recognition of Interest Income and Balance Sheet Classification of Structured Notes". This EITF issue requires companies to record income on certain structured securities on a retrospective interest method. The Company adopted EITF No. 96-12 for structured securities acquired after November 14, 1996. Adoption of EITF No. 96-12 did not have a material effect on the Company's financial condition or results of operations.

    In June 1996, the FASB issued SFAS No. 125, "Accounting for Transfers and Servicing of Financial Assets and Extinguishment of Liabilities" which is effective for transfers and servicing of financial assets and extinguishments of liabilities occurring after December 31, 1996. This statement established criteria for determining whether transferred assets should be accounted for as sales or secured borrowings. Adoption of SFAS No. 125 did not have a material effect on the Company's financial condition or results of operations.

    Effective January 1, 1996, Hartford Life Insurance Company adopted SFAS No. 121, "Accounting for the Impairment of Long-Lived Assets and for Long-Lived Assets to Be Disposed Of ". This statement establishes accounting standards for the impairment of long-lived assets, certain identifiable intangibles and goodwill related to those assets to be held and used and for long-lived assets and certain identifiable intangibles to be disposed. Adoption of SFAS No. 121 did not have a material effect on the Company's financial condition or results of operations.

    The Company's cash flows were not impacted by these changes in accounting principles.

(c) REVENUE RECOGNITION

    Revenues for investment products and universal life-type policies consist of policy charges for policy administration, cost of insurance and surrender charges assessed to policy account balances and are recognized in the period in which services are provided. Premiums for traditional life insurance policies are recognized as revenues when they are due from policyholders.

F-8                             HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
--------------------------------------------------------------------------------

(d) FUTURE POLICY BENEFITS AND OTHER POLICYHOLDER FUNDS

    Liabilities for future policy benefits are computed by the net level premium method using interest rate assumptions varying from 3% to 11% and withdrawal and mortality assumptions appropriate at the time the policies were issued. Liabilities for universal life-type and investment contracts are stated at policyholder account values before surrender charges.

(e) INVESTMENTS

    Hartford Life Insurance Company's investments in fixed maturities include bonds and commercial paper which are considered "available for sale" and accordingly are carried at fair value with the after-tax difference from cost reflected as a component of stockholder's equity designated "net unrealized capital gains on securities, net of tax". Equity securities, which include common and non-redeemable preferred stocks, are carried at fair values with the after-tax difference from cost reflected in stockholder's equity. Policy loans are carried at outstanding balance which approximates fair value. Realized capital gains and losses on security transactions associated with the Company's immediate participation guaranteed contracts are excluded from revenues and deferred over the expected maturity of the securities, since under the terms of the contracts the realized gains and losses will be credited to policyholders in future years as they are entitled to receive them. Net realized capital gains and losses, excluding those related to immediate participation guaranteed contracts, are reported as a component of revenue and are determined on a specific identification basis.

    The Company's accounting policy for impairment requires recognition of an other than temporary impairment charge on a security if it is determined that the Company is unable to recover all amounts due under the contractual obligations of the security. In addition, for securities expected to be sold, an other than temporary impairment charge is recognized if the Company does not expect the fair value of a security to recover to cost or amortized cost prior to the expected date of sale. Once an impairment charge has been recorded, the Company then continues to review the other than temporarily impaired securities for additional impairment, if necessary.

(f) DERIVATIVE INSTRUMENTS

    Hartford Life Insurance Company uses a variety of derivative instruments including swaps, caps, floors, forwards and exchange traded financial futures and options as part of an overall risk management strategy. These instruments are used as a means of hedging exposure to price, foreign currency and/or interest rate risk on planned investment purchases or existing assets and liabilities. The Company does not hold or issue derivative instruments for trading purposes. Hartford Life Insurance Company's accounting for derivative instruments used to manage risk is in accordance with the concepts established in SFAS No. 80, "Accounting for Futures Contracts", SFAS No. 52, "Foreign Currency Translation", AICPA SOP 86-2, "Accounting for Options" and various EITF pronouncements. Written options are used, in all cases in conjunction with other assets and derivatives, as part of the Company's asset and liability management strategy. Derivative instruments are carried at values consistent with the asset or liability being hedged. Derivative instruments used to hedge fixed maturities or equity securities are carried at fair value with the after-tax difference from cost reflected in Stockholder's Equity. Derivative instruments used to hedge other invested assets or liabilities are carried at cost. For a discussion of SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities" issued in June 1998, see (b) Changes in Accounting Principles.

    Derivative instruments must be designated at inception as a hedge and measured for effectiveness both at inception and on an ongoing basis. Hartford Life Insurance Company's correlation threshold for hedge designation is 80% to 120%. If correlation, which is assessed monthly and measured based on a rolling three month average, falls outside the 80% to 120% range, hedge accounting will be terminated. Derivative instruments used to create a synthetic asset must meet synthetic accounting criteria including designation at inception and consistency of terms between the synthetic and the instrument being replicated. Consistent with industry practice, synthetic instruments are accounted for like the financial instrument it is intended to replicate. Derivative instruments which fail to meet risk management criteria, subsequent to acquisition, are marked to market with the impact reflected in the Consolidated Statements of Income.

    Gains or losses on financial futures contracts entered into in anticipation of the investment of future receipt of product cash flows are deferred and, at the time of the ultimate investment purchase, reflected as an adjustment to the cost basis of the purchased asset. Gains or losses on futures used in invested asset risk management are deferred and adjusted into the cost basis of the hedged asset when the contract futures are closed, except for futures used in duration hedging which are deferred and basis adjusted on a quarterly basis. The basis adjustments are amortized into net investment income over the remaining asset life.

    Open forward commitment contracts are marked to market through stockholder's equity. Such contracts are accounted for at settlement by recording the purchase of the specified securities at the previously committed price. Gains or losses resulting from the termination of forward commitment contracts before the delivery of the securities are recognized immediately in the Consolidated Statements of Income as a component of net investment income.

    The cost of options entered into as part of a risk management strategy are basis adjusted to the underlying asset or liability and amortized over the remaining life of the

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES                             F-9
--------------------------------------------------------------------------------

option. Gains or losses on expiration or termination are adjusted into the basis of the underlying asset or liability and amortized over the remaining asset life.

    Interest rate swaps involve the periodic exchange of payments without the exchange of underlying principal or notional amounts. Net receipts or payments are accrued and recognized over the life of the swap agreement as an adjustment to investment income. Should the swap be terminated, the gain or loss is adjusted into the basis of the asset or liability and amortized over the remaining life. Should the hedged asset be sold or liability terminated without terminating the swap position, any swap gains or losses are immediately recognized in net investment income. Interest rate swaps purchased in anticipation of an asset purchase (anticipatory transaction) are recognized consistent with the underlying asset components such that the settlement component is recognized in the Consolidated Statements of Income while the change in market value is recognized as an unrealized capital gain or loss.

    Premiums paid on purchased floor or cap agreements and the premium received on issued cap or floor agreements (used for risk management) are adjusted into the basis of the applicable asset and amortized over the asset life. Gains or losses on termination of such positions are adjusted into the basis of the asset or liability and amortized over the remaining asset life. Net payments are recognized as an adjustment to income or basis adjusted and amortized depending on the specific hedge strategy.

    Forward exchange contracts and foreign currency swaps are accounted for in accordance with SFAS No. 52. Changes in the spot rate of instruments designated as hedges of the net investment in a foreign subsidiary are reflected in the cumulative translation adjustments component of stockholder's equity. Cash flows from futures, options, and swaps, accounted for as hedges, are included with the cash flows of the item being hedged.
(g) SEPARATE ACCOUNTS

    Hartford Life Insurance Company maintains separate account assets and liabilities which are reported at fair value. Separate account assets are segregated from other investments. Separate accounts reflect two categories of risk assumption: non-guaranteed separate accounts, wherein the policyholder assumes the investment risk and rewards, and guaranteed separate account assets, wherein the Company contractually guarantees either a minimum return or account value to the policyholder.

(h) DEFERRED POLICY ACQUISITION COSTS

    Policy acquisition costs, which include commissions and certain underwriting expenses associated with acquiring business, are deferred and amortized over the estimated lives of the contracts, usually 20 years. Generally, acquisition costs are deferred and amortized using the retrospective deposit method. Under the retrospective deposit method, acquisition costs are amortized in proportion to the present value of expected gross profits from surrender charges, investment charges, mortality and expense margins. Actual gross profits can vary from management's estimates resulting in increases or decreases in the rate of amortization. Management periodically updates these estimates, when appropriate, and evaluates the recoverability of the deferred acquisition cost asset. When appropriate, management revises its assumptions on the estimated gross profits of these contracts and the cumulative amortization for the books of business are re-estimated and adjusted by a cumulative charge or credit to income.

    Acquisition costs and their related deferral are included in the Company's other expenses as follows:

                                         1998       1997       1996
                                       ---------  ---------  ---------
Commissions..........................  $   1,069  $     976  $     848
Deferred acquisition costs...........       (891)      (862)      (823)
Other................................        588        472        402
                                       ---------  ---------  ---------
    Total other expenses.............  $     766  $     586  $     427
                                       ---------  ---------  ---------
                                       ---------  ---------  ---------

(i) DIVIDENDS TO POLICYHOLDERS

    Certain life insurance policies contain dividend payment provisions that enable the policyholder to participate in the earnings on that participating block of business. The participating insurance in force accounted for 71%, 55% and 44% in 1998, 1997 and 1996, respectively, of total insurance in force.

 3. INVESTMENTS AND DERIVATIVE INSTRUMENTS

(a) COMPONENTS OF NET INVESTMENT INCOME

                                            FOR THE YEARS ENDED
                                               DECEMBER 31,
                                      -------------------------------
                                        1998       1997       1996
                                      ---------  ---------  ---------
Interest income from fixed
 maturities.........................  $     952  $     932  $     918
Interest income from policy loans...        789        425        477
Income from other investments.......         32         26         15
                                      ---------  ---------  ---------
Gross investment income.............      1,773      1,383      1,410
Less: Investment expenses...........         14         15         13
                                      ---------  ---------  ---------
Net investment income...............  $   1,759  $   1,368  $   1,397
                                      ---------  ---------  ---------
                                      ---------  ---------  ---------

F-10                            HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
--------------------------------------------------------------------------------

(b) COMPONENTS OF NET REALIZED CAPITAL (LOSSES) GAINS

                                                  FOR THE YEARS ENDED
                                                     DECEMBER 31,
                                           ---------------------------------
                                             1998        1997        1996
                                           ---------     -----     ---------
Fixed maturities.........................  $     (28)  $      (7)  $    (201)
Equity securities........................         21          12           2
Real estate and other....................          5          (1)         (4)
Less: Decrease in liability to
 policyholders for realized capital
 gains...................................         --          --         (10)
                                           ---------         ---   ---------
Net realized capital (losses) gains......  $      (2)  $       4   $    (213)
                                           ---------         ---   ---------
                                           ---------         ---   ---------

(c) NET UNREALIZED CAPITAL (LOSSES) GAINS ON EQUITY SECURITIES

                                                       FOR THE YEARS ENDED
                                                          DECEMBER 31,
                                              -------------------------------------
                                                 1998         1997         1996
                                                 -----        -----        -----
Gross unrealized capital gains..............   $       2    $      14    $      13
Gross unrealized capital losses.............          (1)          --           (1)
                                                     ---          ---          ---
Net unrealized capital gains................           1           14           12
Deferred income tax expense.................          --            5            4
                                                     ---          ---          ---
Net unrealized capital gains, net of tax....           1            9            8
Balance -- beginning of year................           9            8            1
                                                     ---          ---          ---
Net change in unrealized capital gains on
 equity securities..........................   $      (8)   $       1    $       7
                                                     ---          ---          ---
                                                     ---          ---          ---

(d) NET UNREALIZED CAPITAL GAINS (LOSSES) ON FIXED MATURITIES

                                                FOR THE YEARS ENDED
                                                   DECEMBER 31,
                                          -------------------------------
                                            1998       1997       1996
                                          ---------  ---------  ---------
Gross unrealized capital gains..........  $     421  $     371  $     386
Gross unrealized capital losses.........       (108)       (80)      (341)
Unrealized capital gains credited to
 policyholders..........................        (32)       (30)       (11)
                                          ---------  ---------  ---------
Net unrealized capital gains............        281        261         34
Deferred income tax expense.............         98         91         12
                                          ---------  ---------  ---------
Net unrealized capital gains, net of
 tax....................................        183        170         22
Balance -- beginning of year............        170         22        (58)
                                          ---------  ---------  ---------
Net change in unrealized capital gains
 (losses) on fixed maturities...........  $      13  $     148  $      80
                                          ---------  ---------  ---------
                                          ---------  ---------  ---------

(e) FIXED MATURITY INVESTMENTS

                                                                                 AS OF DECEMBER 31, 1998
                                                                   ---------------------------------------------------
                                                                                   GROSS         GROSS
                                                                   AMORTIZED    UNREALIZED    UNREALIZED
                                                                      COST         GAINS        LOSSES      FAIR VALUE
                                                                   ----------   -----------   -----------   ----------
U. S. Government and Government agencies and authorities
 (guaranteed and sponsored)......................................    $   121       $  2          $ --         $   123
U. S. Government and Government agencies and authorities
 (guaranteed and sponsored) -- asset backed......................      1,001         23            (8)          1,016
States, municipalities and political subdivisions................        165          8            --             173
International governments........................................        393         26            (7)            412
Public utilities.................................................        844         33            (3)            874
All other corporate including international......................      5,469        260           (42)          5,687
All other corporate -- asset backed..............................      4,155         58           (42)          4,171
Short-term investments...........................................      1,847         --            --           1,847
Certificates of deposit..........................................        510         11            (6)            515
                                                                   ----------     -----       -----------   ----------
    Total fixed maturities.......................................    $14,505       $421          $(108)       $14,818
                                                                   ----------     -----       -----------   ----------
                                                                   ----------     -----       -----------   ----------

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES                            F-11
--------------------------------------------------------------------------------

                                                                                 AS OF DECEMBER 31, 1997
                                                                   ---------------------------------------------------
                                                                                   GROSS         GROSS
                                                                   AMORTIZED    UNREALIZED    UNREALIZED
                                                                      COST         GAINS        LOSSES      FAIR VALUE
                                                                   ----------   -----------   -----------   ----------
U. S. Government and Government agencies and authorities
 (guaranteed and sponsored)......................................    $   217       $  3          $ (1)        $   219
U. S. Government and Government agencies and authorities
 (guaranteed and sponsored) -- asset backed......................      1,175         64           (35)          1,204
States, municipalities and political subdivisions................        211          7            (1)            217
International governments........................................        376         20            (3)            393
Public utilities.................................................        871         26            (3)            894
All other corporate including international......................      5,033        200           (25)          5,208
All other corporate -- asset backed..............................      4,091         41            (8)          4,124
Short-term investments...........................................      1,318         --            --           1,318
Certificates of deposit..........................................        593         10            (4)            599
                                                                   ----------     -----         -----       ----------
    Total fixed maturities.......................................    $13,885       $371          $(80)        $14,176
                                                                   ----------     -----         -----       ----------
                                                                   ----------     -----         -----       ----------

    The amortized cost and estimated fair value of fixed maturity investments as of December 31, 1998 by estimated maturity year are shown below. Expected maturities differ from contractual maturities due to call or prepayment provisions. Asset backed securities, including mortgage backed securities and collateralized mortgage obligations, are distributed to maturity year based on the Company's estimates of the rate of future prepayments of principal over the remaining lives of the securities. These estimates are developed using prepayment speeds provided in broker consensus data. Such estimates are derived from prepayment speeds experienced at the interest rate levels projected for the applicable underlying collateral and can be expected to vary from actual experience.

                                    MATURITY

                                            AMORTIZED
                                              COST      FAIR VALUE
                                           -----------  -----------
One year or less.........................   $   3,047    $   3,116
Over one year through five years.........       4,796        4,843
Over five years through ten years........       3,242        3,318
Over ten years...........................       3,420        3,541
                                           -----------  -----------
    Total................................   $  14,505    $  14,818
                                           -----------  -----------
                                           -----------  -----------

    Sales of fixed maturities, excluding short-term fixed maturities, for the years ended December 31, 1998, 1997 and 1996 resulted in proceeds of $3.2 billion, $4.2 billion and $3.5 billion, gross realized capital gains of $103, $169 and $87, gross realized capital losses (including writedowns) of $131, $176 and $298, respectively. In 1996, gross realized capital losses includes an other than temporary impairment of $137 related to the Company's block of guaranteed investment contract business written prior to 1995 which could not recover to amortized cost prior to sale. Sales of equity security investments for the years ended December 31, 1998, 1997 and 1996 resulted in proceeds of $35, $132 and $74 and gross realized capital gains of $21, $12 and $2, respectively, and no gross realized capital losses for all periods.

(f) CONCENTRATION OF CREDIT RISK

    The Company is not exposed to any significant concentration of credit risk in fixed maturities of a single issuer greater than 10% of stockholder's equity.

(g) DERIVATIVE INSTRUMENTS

    Hartford Life Insurance Company utilizes a variety of derivative instruments, including swaps, caps, floors, forwards and exchange traded futures and options, in accordance with Company policy and in order to achieve one of three Company approved objectives: to hedge risk arising from interest rate, price or currency exchange rate volatility; to manage liquidity; or, to control transactions costs. The Company utilizes derivative instruments to manage market risk through four principal risk management strategies: hedging anticipated transactions, hedging liability instruments, hedging invested assets and hedging portfolios of assets and/or liabilities. The Company does not trade in these instruments for the express purpose of earning trading profits.

    Hartford Life Insurance Company maintains a derivatives counterparty exposure policy which establishes market-based credit limits, favors long-term financial stability and creditworthiness, and typically requires credit enhancement/credit risk reducing agreements. Credit risk is measured as the amount owed to the Company based on current market conditions and potential payment obligations between the Company and its counterparties. Credit exposures are quantified weekly and netted, and collateral is pledged to or held by the Company to the extent the current value of derivatives exceed exposure policy thresholds.

    Hartford Life Insurance Company's derivative program is monitored by an internal compliance unit and is reviewed by senior management and Hartford Life's Finance Committee of the Board of Directors. Notional amounts, which represent the basis upon which pay or receive amounts are calculated and are not reflective of credit risk, pertaining to derivative financial instruments (excluding

F-12                            HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
--------------------------------------------------------------------------------

the Company's guaranteed separate account derivative investments), totaled $6.2 billion and $6.5 billion ($3.9 billion and $4.6 billion related to the Company's investments, $2.3 billion and $1.9 billion on the Company's liabilities) as of December 31, 1998 and 1997, respectively.

    The tables below provide a summary of derivative instruments held by Hartford Life Insurance Company as of December 31, 1998 and 1997, segregated by major investment and liability category:

                                                          1998 -- AMOUNT HEDGED (NOTIONAL AMOUNTS)
                                     ----------------------------------------------------------------------------------
                                                                                                  FOREIGN
                                      TOTAL      ISSUED    PURCHASED                  INTEREST    CURRENCY     TOTAL
                                     CARRYING    CAPS &      CAPS &      FUTURES        RATE       SWAPS      NOTIONAL
           ASSETS HEDGED              VALUE      FLOORS      FLOORS        (2)         SWAPS        (3)        AMOUNT
-----------------------------------  --------   --------   ----------   ----------   ----------   --------   ----------
Asset backed securities (excluding
 inverse floaters and
 anticipatory).....................  $  5,163   $     --   $   188      $     3      $      885     $--       $ 1,076
Inverse floaters (1)...............        24         44        55           --              --      --            99
Anticipatory (4)...................        --         --        --           --             235      --           235
Other bonds and notes..............     7,683        461       597           18           1,300      90         2,466
Short-term investments.............     1,948         --        --           --              --      --            --
                                     --------   --------   ----------   ----------   ----------     ---      ----------
    Total fixed maturities.........    14,818        505       840           21           2,420      90         3,876
Equity securities, policy loans and
 other investments.................     6,979         --        --           --              --      --            --
                                     --------   --------   ----------   ----------   ----------     ---      ----------
    Total investments..............  $ 21,797        505       840           21           2,420      90         3,876
    Other policyholder funds.......  $ 19,615      1,100        50           --           1,195      --         2,345
                                     --------   --------   ----------   ----------   ----------     ---      ----------
    Total derivative instruments --
     notional value................             $  1,605   $   890      $    21      $    3,615     $90       $ 6,221
                                     --------   --------   ----------   ----------   ----------     ---      ----------
    Total derivative instruments --
     fair value....................             $     (6)  $    19      $    --      $       27     $(7)      $    33
                                     --------   --------   ----------   ----------   ----------     ---      ----------
                                     --------   --------   ----------   ----------   ----------     ---      ----------

                                                          1997 -- AMOUNT HEDGED (NOTIONAL AMOUNTS)
                                     ----------------------------------------------------------------------------------
                                                                                                  FOREIGN
                                      TOTAL      ISSUED    PURCHASED                  INTEREST    CURRENCY     TOTAL
                                     CARRYING    CAPS &      CAPS &      FUTURES        RATE       SWAPS      NOTIONAL
           ASSETS HEDGED              VALUE      FLOORS      FLOORS        (2)         SWAPS        (3)        AMOUNT
-----------------------------------  --------   --------   ----------   ----------   ----------   --------   ----------
Asset backed securities
 (excluding inverse floaters and
 anticipatory).....................  $  5,253   $    500   $ 1,404      $    28      $      221     $--       $ 2,153
Inverse floaters (1)...............        75         47        80           --              25      --           152
Anticipatory (4)...................        --         --        --           --              --      --            --
Other bonds and notes..............     7,531        462       460           22           1,258      91         2,293
Short-term investments.............     1,317         --        --           --              --      --            --
                                     --------   --------   ----------   ----------   ----------     ---      ----------
    Total fixed maturities.........    14,176      1,009     1,944           50           1,504      91         4,598
Equity securities, policy loans and
 other investments.................     3,983         --        --           --              --      --            --
                                     --------   --------   ----------   ----------   ----------     ---      ----------
    Total investments..............  $ 18,159      1,009     1,944           50           1,504      91         4,598
    Other policyholder funds.......  $ 21,034         10       150           --           1,747      --         1,907
                                     --------   --------   ----------   ----------   ----------     ---      ----------
    Total derivative instruments --
     notional value................             $  1,019   $ 2,094      $    50      $    3,251     $91       $ 6,505
                                     --------   --------   ----------   ----------   ----------     ---      ----------
    Total derivative instruments --
     fair value....................             $     (8)  $    23      $    --      $       19     $(6)      $    28
                                     --------   --------   ----------   ----------   ----------     ---      ----------
                                     --------   --------   ----------   ----------   ----------     ---      ----------

---------

    (1) Inverse floaters are variations of collateralized mortgage obligations (CMO's) for which the coupon rates move inversely with an index rate such as the London Interbank Offered Rate (LIBOR). The risk to principal is considered negligible as the underlying collateral for the securities is guaranteed or sponsored by government agencies. To address the volatility risk created by the coupon variability, the Company uses a variety of derivative instruments, primarily interest rate swaps, caps and floors.

    (2) As of December 31, 1998 and 1997, approximately 5% and 44% , respectively, of the notional futures contracts expire within one year.

    (3) As of December 31, 1998 and 1997, approximately 11% and 16%, respectively, of foreign currency swaps expire within one year.

    (4) Deferred gains and losses on anticipatory transactions are included in the carrying value of fixed maturities in the Consolidated Balance Sheets. At the time of the ultimate purchase, they are reflected as a basis adjustment to the purchased asset. As of December 31, 1998 and 1997, the Company had no deferred gains for interest rate swaps. During 1998, $1.5 in deferred gains were basis adjusted.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES                            F-13
--------------------------------------------------------------------------------

    The following is a reconciliation of notional amounts by derivative type and strategy as of December 31, 1998 and 1997:

                                                    DECEMBER 31, 1997                    MATURITIES/      DECEMBER 31, 1998
                                                     NOTIONAL AMOUNT      ADDITIONS   TERMINATIONS (1)     NOTIONAL AMOUNT
                                                  ---------------------   ----------  -----------------   -----------------
BY DERIVATIVE TYPE
Caps............................................        $1,239              $ 1,000        $  327              $1,912
Floors..........................................         1,864                   --         1,281                 583
Swaps/Forwards..................................         3,342                1,838         1,475               3,705
Futures.........................................            50                    8            37                  21
Options.........................................            10                   --            10                  --
                                                       -------            ----------      -------             -------
    Total.......................................        $6,505              $ 2,846        $3,130              $6,221
                                                       -------            ----------      -------             -------
BY STRATEGY
Liability.......................................        $1,907              $ 1,099        $  661              $2,345
Anticipatory....................................            --                  242             7                 235
Asset...........................................         1,805                1,260           667               2,398
Portfolio.......................................         2,793                  245         1,795               1,243
                                                       -------            ----------      -------             -------
    Total.......................................        $6,505              $ 2,846        $3,130              $6,221
                                                       -------            ----------      -------             -------
                                                       -------            ----------      -------             -------

---------

    (1) During 1998, the Company had no significant gains or losses on terminations of hedge positions using derivative financial instruments.

 4. FAIR VALUE OF FINANCIAL INSTRUMENTS

    SFAS No. 107 "Disclosure about Fair Value of Financial Instruments" requires disclosure of fair value information of financial instruments. For certain financial instruments where quoted market prices are not available, other independent valuation techniques and assumptions are used. Because considerable judgment is used, these estimates are not necessarily indicative of amounts that could be realized in a current market exchange. SFAS No. 107 excludes certain financial instruments from disclosure, including insurance contracts. Hartford Life Insurance Company uses the following methods and assumptions in estimating the fair value of each class of financial instrument.

    Fair value for fixed maturities and marketable equity securities approximates those quotations published by applicable stock exchanges or received from other reliable sources.

    For policy loans, carrying amounts approximate fair value.

    Fair value for other invested assets primarily consist of partnerships and trusts that are based on external market valuations from partnership and trust management as well as mortgage loans where carrying amounts approximate fair value.

    Other policyholder funds fair value information is determined by estimating future cash flows, discounted at the current market rate.

    The fair value of derivative financial instruments, including swaps, caps, floors, futures, options and forward commitments, is determined using a pricing model which is validated through periodic comparison to dealer quoted prices.

    The carrying amount and fair values of Hartford Life Insurance Company's financial instruments as of December 31, 1998 and 1997 were as follows:

                                                                1998                1997
                                                         ------------------  ------------------
                                                         CARRYING    FAIR    CARRYING    FAIR
                                                          AMOUNT     VALUE    AMOUNT     VALUE
                                                         ---------  -------  ---------  -------
ASSETS
  Fixed maturities.....................................   $ 14,818  $14,818   $ 14,176  $14,176
  Equity securities....................................         31       31        180      180
  Policy loans.........................................      6,684    6,684      3,756    3,756
  Other investments....................................        264      309         47       91
LIABILITIES
  Other policyholder funds (1).........................   $ 11,709  $11,726   $ 11,769  $11,755

---------

    (1) Excludes corporate owned life insurance and universal life insurance contracts.

F-14                            HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
--------------------------------------------------------------------------------

 5. SEPARATE ACCOUNTS

    Hartford Life Insurance Company maintained separate account assets and liabilities totaling $90.3 billion and $69.1 billion as of December 31, 1998 and 1997, respectively, which are reported at fair value. Separate account assets, which are segregated from other investments, reflect two categories of risk assumption: non-guaranteed separate accounts totaling $80.6 billion and $58.6 billion as of December 31, 1998 and 1997, respectively, wherein the policyholder assumes the investment risk, and guaranteed separate accounts totaling $9.7 and $10.5 billion as of December 31, 1998 and 1997, respectively, wherein Hartford Life Insurance Company contractually guarantees either a minimum return or account value to the policyholder. Included in non-guaranteed separate account assets were policy loans totaling $1.8 billion and $1.9 billion as of December 31, 1998 and 1997, respectively. Net investment income (including net realized capital gains and losses) and interest credited to policyholders on separate account assets are not reflected in the Consolidated Statements of Income.

    Separate account management fees and other revenues were $908, $699 and $538 in 1998, 1997 and 1996, respectively. The guaranteed separate accounts include fixed market value adjusted (MVA) individual annuity and modified guaranteed life insurance. The average credited interest rate on these contracts was 6.6% and 6.5% as of December 31, 1998 and 1997, respectively. The assets that support these liabilities were comprised of $9.5 billion and $10.2 billion in fixed maturities as of December 31, 1998 and 1997, respectively. The portfolios are segregated from other investments and are managed to minimize liquidity and interest rate risk. In order to minimize the risk of disintermediation associated with early withdrawals, fixed MVA annuity and modified guaranteed life insurance contracts carry a graded surrender charge as well as a market value adjustment. Additional investment risk is hedged using a variety of derivatives which totaled $40 and $119 in carrying value and $3.5 billion and $3.0 billion in notional amounts as of December 31, 1998 and 1997, respectively.

 6. STATUTORY RESULTS

                                            FOR THE YEARS ENDED
                                               DECEMBER 31,
                                      -------------------------------
                                        1998       1997       1996
                                      ---------  ---------  ---------
Statutory net income................  $     211  $     214  $     144
                                      ---------  ---------  ---------
Statutory surplus...................  $   1,676  $   1,441  $   1,207
                                      ---------  ---------  ---------
                                      ---------  ---------  ---------

    A significant percentage of the consolidated statutory surplus is permanently reinvested or is subject to various state regulatory restrictions which limit the payment of dividends without prior approval. The total amount of statutory dividends which may be paid by the insurance subsidiaries of the Company in 1999 is estimated to be $168.

    Hartford Life Insurance Company and its domestic insurance subsidiaries prepare their statutory financial statements in accordance with accounting practices prescribed by the State of Connecticut. Prescribed statutory accounting practices include publications of the National Association of Insurance Commissioners, as well as state laws, regulations, and general administrative rules.

 7. STOCK COMPENSATION PLANS

    Hartford Life Insurance Company's employees are included in the 1997 Hartford Life, Inc. Incentive Stock Plan (the "Plan"), which was adopted during the second quarter of 1997. Under the Plan, options granted may be either non-qualified options or incentive stock options qualifying under Section 422A of the Internal Revenue Code. The aggregate number of shares of Class A Common Stock which may be awarded in any one year shall be subject to an annual limit. The maximum number of shares of Class A Common Stock which may be granted under the Plan in each year shall be 1.5% of the total issued and outstanding shares of Hartford Life Class A Common Stock and treasury stock as reported in the Annual Report on Hartford Life's Form 10-K for the preceding year plus unused portions of such limit from prior years. In addition, no more than 5 million shares of Class A Common Stock shall be cumulatively available for awards of incentive stock options under the Plan, and no more than 20% of the total number of shares on a cumulative basis shall be available for restricted stock and performance shares.

    All options granted have an exercise price equal to the market price of Hartford Life's stock on the date of grant and an option's maximum term is ten years. Certain nonperformance based options become exercisable upon the attainment of specified market price appreciation of Hartford Life's common shares or at seven years after the date of grant, while the remaining nonperformance based options become exercisable over a three year period commencing with the date of grant.

    Also included in the Plan are long-term performance awards which become payable upon the attainment of specific performance goals achieved over a three year period.

    During the second quarter of 1997, Hartford Life established the Hartford Life, Inc. Employee Stock Purchase Plan (ESPP). Under this plan, eligible employees of Hartford Life and the Company may purchase Class A Common Stock of Hartford Life at a 15% discount from the lower of the market price at the beginning or end of the quarterly offering period. Hartford Life may sell up to 2,700,000 shares of stock to eligible employees. Hartford Life sold 121,943 and 54,316 shares under the ESPP in 1998 and 1997, respectively. The weighted average fair value of the discount under the ESPP was $13.80 per share in 1998 and $9.63 per share in 1997.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES                            F-15
--------------------------------------------------------------------------------

 8. POSTRETIREMENT BENEFIT AND SAVINGS PLANS

(a) PENSION PLANS

    Hartford Life Insurance Company's employees are included in The Hartford's noncontributory defined benefit pension plans. These plans provide pension benefits that are based on years of service and the employee's compensation during the last ten years of employment. The Company's funding policy is to contribute annually an amount between the minimum funding requirements set forth in the Employee Retirement Income Security Act of 1974, as amended, and the maximum amount that can be deducted for U.S. Federal income tax purposes. Generally, pension costs are funded through the purchase of the Company's group pension contracts. The cost to the Company was approximately $6 in 1998 and $5 in both 1997 and 1996.

    The Company also provides, through The Hartford, certain health care and life insurance benefits for eligible retired employees. A substantial portion of the Company's employees may become eligible for these benefits upon retirement. The Company's contribution for health care benefits will depend on the retiree's date of retirement and years of service. In addition, the plan has a defined dollar cap which limits average Company contributions. The Company has prefunded a portion of the health care and life insurance obligations through trust funds where such prefunding can be accomplished on a tax effective basis. Postretirement health care and life insurance benefits expense, allocated by The Hartford, was immaterial to the results of operations for 1998, 1997 and 1996.

    The assumed rate in the per capita cost of health care (the health care trend rate) was 7.8% for 1998, decreasing ratably to 5.0% in the year 2003. Increasing the health care trend rates by one percent per year would have an immaterial impact on the accumulated postretirement benefit obligation and the annual expense. To the extent that the actual experience differs from the inherent assumptions, the effect will be amortized over the average future service of covered employees.

(b) INVESTMENT AND SAVINGS PLAN

    Substantially all employees of the Company are eligible to participate in The Hartford's Investment and Savings Plan. Under this plan, designated contributions, which may be invested in Class A Common Stock of Hartford Life or certain other investments, are matched, up to 3% of compensation, by the Company. The cost to Hartford Life Insurance Company for the above-mentioned plan was approximately $4 and $2 in 1998 and 1997, respectively.

 9. REINSURANCE

    Hartford Life Insurance Company cedes insurance to other insurers, including its parent, HLA, in order to limit its maximum loss. Such transfer does not relieve the Company of its primary liability. The Company also assumes insurance from other insurers. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company evaluates the financial condition of its reinsurers and monitors concentration of credit risk.

    Net premiums and other considerations were comprised of the following:

                                            FOR THE YEARS ENDED
                                               DECEMBER 31,
                                      -------------------------------
                                        1998       1997       1996
                                      ---------  ---------  ---------
Gross premiums......................  $   2,722  $   2,164  $   2,138
Assumed.............................        150        159        190
Ceded...............................       (654)      (686)      (623)
                                      ---------  ---------  ---------
  Net premiums and other
   considerations...................  $   2,218  $   1,637  $   1,705
                                      ---------  ---------  ---------
                                      ---------  ---------  ---------

    The Company ceded approximately $128, $76 and $100 of group life premium to HLA in 1998, 1997 and 1996, respectively, representing $38.4 billion, $33.6 billion and $33.3 billion of insurance in force, respectively. The Company ceded $383, $339 and $318 of accident and health premium to HLA in 1998, 1997 and 1996, respectively. The Company assumed $82, $89 and $101 of premium in 1998, 1997 and 1996, respectively, representing $7.4 billion, $8.2 billion and $8.5 billion of individual life insurance in force, respectively, from HLA.

    Life reinsurance recoveries, which reduce death and other benefits, approximated $97, $158 and $140 for the years ended December 31, 1998, 1997 and 1996, respectively.

    Hartford Life Insurance Company has no significant reinsurance-related concentrations of credit risk.

 10. INCOME TAX

    Hartford Life and The Hartford have entered into a tax sharing agreement under which each member in the consolidated U.S. Federal income tax return will make payments between them such that, with respect to any period, the amount of taxes to be paid by the Company, subject to certain adjustments, generally will be determined as though the Company were filing separate Federal, state and local income tax returns.

    As long as The Hartford continues to own at least 80% of the combined voting power and 80% of the value of the outstanding capital stock of Hartford Life, the Company will be included for Federal income tax purposes in the affiliated group of which The Hartford is the common parent. It is the intention of The Hartford and its non-life subsidiaries to file a single consolidated Federal income tax return. The life insurance companies will file a separate consolidated federal income tax return. The Company's effective tax rate was 35%, 36% and 35% in 1998, 1997 and 1996, respectively.

F-16                            HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
--------------------------------------------------------------------------------

    Income tax expense is as follows:

                                                 FOR THE YEARS ENDED
                                                    DECEMBER 31,
                                           -------------------------------
                                             1998       1997       1996
                                           ---------  ---------  ---------
Current..................................  $     307  $     162  $     118
Deferred.................................       (119)         5        (98)
                                           ---------  ---------  ---------
  Income tax expense.....................  $     188  $     167  $      20
                                           ---------  ---------  ---------
                                           ---------  ---------  ---------

    A reconciliation of the tax provision at the U.S. Federal statutory rate to the provision for income taxes is as follows:

                                                   FOR THE YEARS ENDED
                                                      DECEMBER 31,
                                            ---------------------------------
                                              1998       1997        1996
                                            ---------  ---------     -----
Tax provision at the U.S. Federal
 statutory rate...........................  $     188  $     164   $      20
Other.....................................         --          3          --
                                            ---------  ---------         ---
  Total...................................  $     188  $     167   $      20
                                            ---------  ---------         ---
                                            ---------  ---------         ---

    Deferred tax assets (liabilities) include the following as of December 31:

                                                   1998       1997
                                                 ---------  ---------
Tax basis deferred policy acquisition costs....  $     751  $     639
Financial statement deferred policy acquisition
 costs and reserves............................        103         69
Employee benefits..............................          4          8
Net unrealized capital gains on securities.....        (98)       (96)
Investments and other..........................       (296)      (272)
                                                 ---------  ---------
  Total........................................  $     464  $     348
                                                 ---------  ---------
                                                 ---------  ---------

    Hartford Life Insurance Company had a current tax payable of $65 and $64 as of December 31, 1998 and 1997, respectively.

    Prior to the Tax Reform Act of 1984, the Life Insurance Company Income Tax Act of 1959 permitted the deferral from taxation of a portion of statutory income under certain circumstances. In these situations, the deferred income was accumulated in a "Policyholders' Surplus Account" and, based on current tax law, will be taxable in the future only under conditions which management considers to be remote; therefore, no Federal income taxes have been provided on this deferred income. The balance for tax return purposes of the Policyholders' Surplus Account as of December 31, 1998 was $104.

 11. RELATED PARTY TRANSACTIONS

    Transactions of the Company with HA&I and its affiliates relate principally to tax settlements, reinsurance, insurance coverage, rental and service fees, payment of dividends and capital contributions. In addition, certain affiliated insurance companies purchased group annuity contracts from the Company to fund pension costs and claim annuities to settle casualty claims. Substantially all general insurance expenses related to the Company, including rent and employee benefit plan expenses, are initially paid by The Hartford. Direct expenses are allocated to the Company using specific identification, and indirect expenses are allocated using other applicable methods. Indirect expenses include those for corporate areas which, depending on type, are allocated based on either a percentage of direct expenses or on utilization. Indirect expenses allocated to the Company by The Hartford were $47, $34 and $40 in 1998, 1997 and 1996, respectively. Management believes that the methods used are reasonable.

 12. COMMITMENTS AND CONTINGENT LIABILITIES

(a) LITIGATION

    Hartford Life Insurance Company is involved in pending and threatened litigation in the normal course of its business in which claims for monetary and punitive damages have been asserted. Although there can be no assurances, at the present time the Company does not anticipate that the ultimate liability arising from such pending or threatened litigation, after consideration of provisions made for potential losses and costs of defense, will have a material adverse effect on the financial condition or operating results of the Company.

(b) GUARANTY FUNDS

    Under insurance guaranty fund laws in each state, the District of Columbia and Puerto Rico, insurers licensed to do business can be assessed by state insurance guaranty associations for certain obligations of insolvent insurance companies to policyholders and claimants. Recent regulatory actions against certain large life insurers encountering financial difficulty have prompted various state insurance guaranty associations to begin assessing life insurance companies for the deemed losses. Most of these laws do provide, however, that an assessment may be excused or deferred if it would threaten an insurer's solvency and further provide annual limits on such assessments. Part of the assessments paid by the Company and its subsidiaries pursuant to these laws may be used as credits for a portion of the associated premium taxes. The Company paid guaranty fund assessments of approximately $9, $15 and $11 in 1998, 1997 and 1996, respectively, of which $4, $4 and $5, respectively, were estimated to be creditable against premium taxes.

(c) LEASES

    The rent paid to Hartford Fire for space occupied by the Company was $7 in both 1998 and 1997 and $3 in 1996. Future minimum rental commitments are as follows:

1999.............  $       7
2000.............         12
2001.............         12
2002.............         13
2003.............         13
Thereafter.......         74
                   ---------
  Total..........  $     131
                   ---------
                   ---------

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES                            F-17
--------------------------------------------------------------------------------

    Rental expense is recognized on a level basis over the term of the primary sublease, which expires on December 31, 2009, and amounted to approximately $9 in both 1998 and 1997 and $8 in 1996.

(d) TAX MATTERS

    Hartford Life's federal income tax returns are routinely audited by the Internal Revenue Service. Hartford Life is currently under audit for the years 1993 through 1995, with the audit for the years 1996 through 1997 expected to begin during early 1999. Management believes that adequate provision has been made in the financial statements for items that may result from tax examinations and other tax related matters.

(e) INVESTMENTS

    As of December 31, 1998, Hartford Life Insurance Company held $71 of asset backed securities securitized and serviced by Commercial Financial Services, Inc. (CFS) of which $50 were included in the Company's general account and $21 in the Company's guaranteed separate account. In October 1998, the Company became aware of allegations of improper activities at CFS. On December 11, 1998, CFS filed for protection under Chapter 11 of the Bankruptcy Code. As of December 31, 1998, CFS continues to service the asset backed securities, which remain current on payments of principal and interest, however, the Company does not expect to recover all of its principal investment. Based upon information available in the fourth quarter 1998, the Company recognized a $25, after-tax, writedown related to its holdings in CFS of which $18 was related to the Company's general account assets. The ultimate realizable amount depends on the outcome of the bankruptcy of CFS and these estimates are therefore subject to material change as new information becomes available. The Company is presently unable to determine the amount of further potential loss, if any, related to the securities.

 13. SEGMENT INFORMATION

    Hartford Life Insurance Company adopted SFAS No. 131, "Disclosures about Segments of an Enterprise and Related Information", during the fourth quarter of 1998. This statement replaces SFAS No. 14, "Financial Reporting for Segments of a Business Enterprise", and establishes new standards for reporting information about operating segments in annual financial statements and in interim financial reports issued to shareholders. It also establishes standards for related disclosures about products and services, geographic areas and major customers. This statement requires that the reportable operating segments be based on the Company's internal operations. On this basis, Hartford Life Insurance Company's segments represent strategic operations which offer different products and services as well as serve different markets.

    Hartford Life Insurance Company is organized into three reportable operating segments which include Investment Products, Individual Life and Corporate Owned Life Insurance (COLI). Investment Products offers individual variable annuities, fixed market value adjusted (MVA) annuities and fixed and variable immediate annuities, mutual funds, deferred compensation and retirement plan services, structured settlement contracts and other special purpose annuity contracts. Individual Life sells a variety of life insurance products, including variable life, universal life, interest-sensitive whole life and term life insurance. COLI primarily offers variable products used by employers to fund non-qualified benefits or other post-employment benefit obligations as well as leveraged COLI. The Company includes in "Other" corporate items not directly allocable to any of its reportable operating segments as well as certain employee benefit products including group life and disability insurance that is directly written by the Company and is substantially ceded to its parent, HLA.

    The accounting policies of the reportable operating segments are the same as those described in the summary of significant accounting policies in Note 2. Hartford Life Insurance Company evaluates performance of its segments based on revenues, net income and the segment's return on allocated capital. The Company charges direct operating expenses to the appropriate segment and allocates the majority of indirect expenses to the segments based on an intercompany expense arrangement. Intersegment revenues are not significant and primarily occur between corporate and the operating segments. These amounts include interest income on allocated surplus and the amortization of net realized capital gains and losses through net investment income utilizing the duration of the segment's investment portfolios. The Company's revenues are primarily derived from customers within the United States. The Company's long-lived assets primarily consist of deferred policy acquisition costs and deferred tax assets from within the United States. The following table outlines summarized financial information concerning the Company's segments. The information for 1997 and 1996 has been restated to conform to the 1998 presentation.

                                                         INVESTMENT INDIVIDUAL
1998                                                     PRODUCTS    LIFE      COLI      OTHER    TOTAL
-------------------------------------------------------  ---------  -------  ---------  -------  -------
Total revenues.........................................   $ 1,779   $  543    $  1,567  $    86  $ 3,975
Net investment income..................................       736      181         793       49    1,759
Amortization of deferred policy acquisition costs......       326      105          --       --      431
Income tax expense (benefit)...........................       145       35          12       (4)     188
Net income (loss)......................................       270       64          24       (8)     350
Assets.................................................    87,207    5,228      22,631    3,197  118,263

F-18                            HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
--------------------------------------------------------------------------------

                                                         INVESTMENT INDIVIDUAL
1997                                                     PRODUCTS    LIFE      COLI      OTHER    TOTAL
-------------------------------------------------------  ---------  -------  ---------  -------  -------
Total revenues.........................................   $ 1,510   $  487    $    980  $    32  $ 3,009
Net investment income..................................       739      164         429       36    1,368
Amortization of deferred policy acquisition costs......       250       83          --        2      335
Income tax expense.....................................       111       30          15       11      167
Net income.............................................       206       55          27       14      302
Assets.................................................    72,288    4,914      17,800    2,743   97,745

                                                         INVESTMENT   INDIVIDUAL
1996                                                      PRODUCTS       LIFE       COLI    OTHER    TOTAL
-------------------------------------------------------  ----------   ----------   -------  ------  --------
Total revenues.........................................   $ 1,002       $  440     $ 1,360  $   87  $  2,889
Net investment income..................................       684          153         480      80     1,397
Amortization of deferred policy acquisition costs......       174           60          --      --       234
Income tax expense (benefit)...........................       (42)          24          11      27        20
Net income (loss)......................................       (77)          44          26      45        38
Assets.................................................    57,410        3,753      14,222   2,377    77,762

 14. QUARTERLY RESULTS FOR 1998 AND 1997 (UNAUDITED)

                                                                       THREE MONTHS ENDED
                                     --------------------------------------------------------------------------------------
                                          MARCH 31,              JUNE 30,           SEPTEMBER 30,          DECEMBER 31,
                                     --------------------  --------------------  --------------------  --------------------
                                       1998       1997       1998       1997       1998       1997       1998       1997
                                     ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
Revenues...........................   $    915   $    651   $    721   $    645   $    826   $    679   $  1,513   $  1,034
Benefits, claims and expenses......        787        550        591        536        688        550      1,371        904
Net income.........................         83         63         85         74         89         81         93         84

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES                            F-19
--------------------------------------------------------------------------------

  SCHEDULE I -- SUMMARY OF INVESTMENTS -- OTHER THAN INVESTMENTS IN AFFILIATES
                            AS OF DECEMBER 31, 1998
                                 (IN MILLIONS)

                                                                   AMOUNT AT
                                                                     WHICH
                                                         FAIR       SHOWN ON
TYPE OF INVESTMENT                              COST     VALUE   BALANCE SHEET
---------------------------------------------  -------  -------  --------------
Fixed Maturities
Bonds and Notes
  U. S. Government and Government agencies
   and authorities (guaranteed and
   sponsored)................................  $   121  $   123     $   123
  U. S. Government and Government agencies
   and authorities (guaranteed and sponsored)
   -- asset backed...........................    1,001    1,016       1,016
  States, municipalities and political
   subdivisions..............................      165      173         173
  Foreign governments........................      393      412         412
  Public utilities...........................      844      874         874
  All other corporate including
   international.............................    5,469    5,687       5,687
  All other corporate -- asset backed........    4,155    4,171       4,171
  Short-term investments.....................    1,847    1,847       1,847
Certificates of deposit......................      510      515         515
                                               -------  -------     -------
Total fixed maturities.......................   14,505   14,818      14,818
                                               -------  -------     -------
Equity Securities
Common Stocks
  Industrial and miscellaneous...............       30       31          31
                                               -------  -------     -------
Total equity securities......................       30       31          31
                                               -------  -------     -------
Total fixed maturities and equity
 securities..................................   14,535   14,849      14,849
                                               -------  -------     -------
Policy Loans.................................    6,684    6,684       6,684
                                               -------  -------     -------
Other Investments
  Mortgage loans on real estate..............      206      207         206
  Other invested assets......................       58      102          58
                                               -------  -------     -------
Total other investments......................      264      309         264
                                               -------  -------     -------
Total investments............................  $21,483  $21,842     $21,797
                                               -------  -------     -------
                                               -------  -------     -------

F-20                            HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
--------------------------------------------------------------------------------

              SCHEDULE III -- SUPPLEMENTARY INSURANCE INFORMATION
              FOR THE YEARS ENDED DECEMBER 31, 1998, 1997 AND 1996
                                 (IN MILLIONS)

                                                DEFERRED
                                                 POLICY       FUTURE       OTHER         PREMIUMS          NET
                                               ACQUISITION    POLICY     POLICYHOLDER    AND OTHER      INVESTMENT
SEGMENT                                           COSTS      BENEFITS      FUNDS      CONSIDERATIONS     INCOME
---------------------------------------------  -----------   ---------   ----------   ---------------   ---------

1998
Investment Products..........................    $2,823       $2,407      $ 9,194         $1,043         $  736
Individual Life..............................       931          466        2,307            363            181
Corporate Owned Life Insurance...............        --          225        8,097            774            793
Other........................................        --          497           17             38             49
                                               -----------   ---------   ----------       ------        ---------
Consolidated operations......................    $3,754       $3,595      $19,615         $2,218         $1,759
                                               -----------   ---------   ----------       ------        ---------
                                               -----------   ---------   ----------       ------        ---------

1997
Investment Products..........................    $2,478       $2,070      $ 9,620         $  771         $  739
Individual Life..............................       837          392        2,182            323            164
Corporate Owned Life Insurance...............        --           56        9,259            551            429
Other........................................        --          541          (27)            (8)            36
                                               -----------   ---------   ----------       ------        ---------
Consolidated operations......................    $3,315       $3,059      $21,034         $1,637         $1,368
                                               -----------   ---------   ----------       ------        ---------
                                               -----------   ---------   ----------       ------        ---------

1996
Investment Products..........................    $2,030       $1,526      $10,140         $  537         $  684
Individual Life..............................       730          346        2,160            287            153
Corporate Owned Life Insurance...............        --           --        9,823            880            480
Other........................................        --          602           11              1             80
                                               -----------   ---------   ----------       ------        ---------
Consolidated operations......................    $2,760       $2,474      $22,134         $1,705         $1,397
                                               -----------   ---------   ----------       ------        ---------
                                               -----------   ---------   ----------       ------        ---------

                                                   NET        BENEFITS,    AMORTIZATION
                                                REALIZED     CLAIMS AND     OF DEFERRED
                                                 CAPITAL        CLAIM         POLICY
                                                  GAINS      ADJUSTMENT     ACQUISITION    DIVIDENDS TO     OTHER
SEGMENT                                         (LOSSES)      EXPENSES         COSTS       POLICYHOLDERS   EXPENSES
---------------------------------------------  -----------   -----------   -------------   -------------  ----------
1998
Investment Products..........................    $  --         $  670          $326            $ --         $  368
Individual Life..............................       (1)           262           105              --             77
Corporate Owned Life Insurance...............       --            924            --             329            278
Other........................................       (1)            55            --              --             43
                                               -----------   -----------      -----           -----          -----
Consolidated operations......................    $  (2)        $1,911          $431            $329         $  766
                                               -----------   -----------      -----           -----          -----
                                               -----------   -----------      -----           -----          -----
1997
Investment Products..........................    $  --         $  677          $250            $ --         $  266
Individual Life..............................       --            242            83              --             77
Corporate Owned Life Insurance...............       --            439            --             240            259
Other........................................        4             21             2              --            (16)
                                               -----------   -----------      -----           -----          -----
Consolidated operations......................    $   4         $1,379          $335            $240         $  586
                                               -----------   -----------      -----           -----          -----
                                               -----------   -----------      -----           -----          -----
1996
Investment Products..........................    $(219)        $  744          $175            $ --         $  203
Individual Life..............................       --            245            59              --             68
Corporate Owned Life Insurance...............       --            545            --             634            144
Other........................................        6              1            --               1             12
                                               -----------   -----------      -----           -----          -----
Consolidated operations......................    $(213)        $1,535          $234            $635         $  427
                                               -----------   -----------      -----           -----          -----
                                               -----------   -----------      -----           -----          -----

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES                            F-21
--------------------------------------------------------------------------------

                           SCHEDULE IV -- REINSURANCE
                                 (IN MILLIONS)

                                                                 CEDED TO      ASSUMED FROM               PERCENTAGE
                                                     GROSS        OTHER           OTHER         NET        OF AMOUNT
                                                     AMOUNT     COMPANIES       COMPANIES      AMOUNT   ASSUMED TO NET
                                                    --------  --------------  --------------  --------  ---------------
For the year ended December 31, 1998
Life insurance in force...........................  $326,400     $ 200,782       $  18,289    $143,907        12.7%
Premiums and other considerations
  Life insurance and annuities....................  $  2,329     $     271       $     142    $  2,200         6.5%
  Accident and health insurance...................       393           383               8          18        44.4%
                                                    --------  --------------       -------    --------
Total premiums and other considerations...........  $  2,722     $     654       $     150    $  2,218         6.8%
                                                    --------  --------------       -------    --------
                                                    --------  --------------       -------    --------
For the year ended December 31, 1997
  Life insurance in force.........................  $245,487     $ 178,771       $  33,156    $ 99,872        33.2%
Premiums and other considerations
  Life insurance and annuities....................  $  1,818     $     340       $     157    $  1,635         9.6%
  Accident and health insurance...................       346           346               2           2       100.0%
                                                    --------  --------------       -------    --------
Total premiums and other considerations...........  $  2,164     $     686       $     159    $  1,637         9.7%
                                                    --------  --------------       -------    --------
                                                    --------  --------------       -------    --------
For the year ended December 31, 1996
  Life insurance in force.........................  $177,094     $ 106,146       $  31,957    $102,905        31.1%
Premiums and other considerations
  Life insurance and annuities....................  $  1,801     $     298       $     169    $  1,672        10.1%
  Accident and health insurance...................       337           325              21          33        63.6%
                                                    --------  --------------       -------    --------
Total premiums and other considerations...........  $  2,138     $     623       $     190    $  1,705        11.1%
                                                    --------  --------------       -------    --------
                                                    --------  --------------       -------    --------